                                                    Registration No. 33-41511
                                                             File No. 811-6332
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No.   18                                          [X]
                             --------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No.    18                                                        [X]
              ---------

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                          ROCHESTER PORTFOLIO SERIES
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              (Exact Name of Registrant as Specified in Charter)

                6803 S. Tucson Way, Centennial, CO 80112-3924

                   (Address of Principal Executive Offices)

                                 800.552.1149

                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.

          Two World Financial Center, 225 Liberty Street-11th Floor

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                           New York, NY 100281-1008

                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On February 24, 2004 pursuant to paragraph (b)
         -----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Limited Term New York Municipal Fund

Prospectus dated February 24, 2004

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and
New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities intended to have an average effective maturity of five years or less.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests primarily in a portfolio of investment-grade municipal debt obligations, and seeks a dollar-weighted average effective portfolio maturity of five years or less.
Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets in securities issued by:

              What is a Municipal Debt Security? A municipal debt security essentially is a loan by the buyer of the security to the
              issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

o     the State of New York and its political subdivisions (cities, towns and counties, for example),
o     agencies, instrumentalities (which are state-chartered corporations)
         and public authorities of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the legal counsel to the issuer of the security) from federal income tax, and New York State and New
         York City personal income taxes.

      These are referred to as "New York municipal securities" in this
Prospectus. Even though the Fund seeks to limit the dollar-weighted average effective maturity of its portfolio to five years or less, it can buy securities having maturities of more than five years.  The Fund can buy municipal bonds (which are obligations having a maturity of more than one year when issued), municipal notes (short-term obligations) and interests in municipal leases. A substantial percentage of the municipal securities the
Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.

      Under normal market conditions, at least 95% of the Fund's assets that are invested in New York municipal securities will be invested in investment-grade New York municipal securities. "Investment-grade" bonds are either securities rated in the four highest rating categories of a nationally-recognized rating organization, such as Moody's Investors Service
("Moody's"), Standard & Poor's Ratings Services ("Standard and Poor's"), a
division of The McGraw-Hill Companies, Inc., Fitch, Inc. ("Fitch"), or
unrated securities that the Fund's investment manager, OppenheimerFunds, Inc.
(the "Manager"), believes to be comparable to investment-grade securities rated by a nationally-recognized rating organization. The Fund's criteria for credit quality are further explained below.

      The Fund can invest substantial amounts of its assets in industrial revenue bonds and "private activity" municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above. The Fund does not invest more than 5% of its total assets in industrial revenue bonds of an industrial user with less than three years' operating history if that user is responsible for interest and principal payments. The Fund also can use certain derivative investments to a limited extent to try to increase income. These investments are more fully explained in "About the Fund's
Investments," below.

HOW DOES THE PORTFOLIO MANAGEMENT TEAM DECIDE WHAT SECURITIES TO BUY OR SELL?
In selecting securities for the Fund, the Fund's portfolio management team examines a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio management team focuses on:
o     Investment-grade securities that offer high income, particularly callable bonds,

o     Securities from a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,

o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and

o     Securities with maturities of one to twenty years, so that portions of the portfolio will mature at different times in an effort to reduce share price volatility and reinvestment risk.

       Investments are sold when the Manager believes better prospective risk/return characteristics are possible from other investments.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors who are seeking income exempt from federal income tax and New York State and New York
City personal income taxes by investing in a fund emphasizing investment-grade securities and an intermediate effective average maturity intended to reduce overall portfolio volatility. As a result of these strategies, the Fund's yields may be lower than longer-term municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments. The Fund does not seek capital gains or growth.
Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There also is the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due.  If an issuer fails to pay interest, the Fund's income might be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While typically at least 95% of the Fund's assets that are invested in New York municipal securities are investment-grade New York municipal securities, and the Fund's credit risks are therefore less than those of funds that invest a greater percentage of their assets in securities rated below investment grade, even investment-grade securities are subject to risks of default.

INTEREST RATE RISKS. Municipal securities are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      The Fund currently seeks to limit the average effective maturity of its overall portfolio to not more than five years, to try to reduce the volatility that can occur when interest rates change. However, the Fund can hold individual securities having an effective maturity of more than five years, and their prices may be more volatile when interest rates change.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

RiskS of Focusing Investments in New York Municipal Securities. Even though the Fund is "diversified" with respect to 75% of its assets (which means that, as to 75% of its assets, it cannot invest more than 5% of its total assets in the securities of any one issuer), the Fund invests primarily in
New York municipal securities. Therefore, the value of its portfolio is vulnerable to changes in economic, regulatory and political conditions in New
York that can affect the prices of these securities or the liquidity of the market for them, as well as the Fund's share prices.

      While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as general obligation bonds or hospital bonds, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

      On September 11, 2001, terrorist attacks destroyed the World Trade
Center. Those attacks resulted in substantial loss of life, damage to other buildings in the vicinity, disruption of public transportation and business and displacement of residents in the immediate vicinity of the World Trade
Center. Destruction of the World Trade Center continues to have a substantial impact on the city of New York and its economy. The Statement of Additional
Information contains further information concerning special investment considerations for New York municipal securities, including the effect of the events of September 11, 2001 on New York City and New York State.

Borrowing for Leverage. As a fundamental policy, the Fund can borrow from banks in amounts up to 10% of its total assets for emergency purposes or to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market, interest rate movements or the change in value of particular securities because of an event affecting the issuer.

      Because the Fund focuses its investments in New York municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect New York State and its municipalities. Those changes can affect the value of the Fund's investments and its prices per share. The Fund is more conservative than some other types of municipal bond funds because of its policies of diversification, its focus on investment-grade securities and its goal of limiting its effective average portfolio maturity. However, the Fund has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities, the highest-rated municipal securities or are more diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of two broad-based market indices and the Consumer
     -
Price Index. The after tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the returns would be less than those shown.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar quarter was 3.67%
(3 Qtr'02) and the lowest return (not annualized)  before taxes for a calendar quarter was -2.31% (1 Qtr'94).

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Average Annual Total Returns

------------------------------                                         10 Years
for    the    periods    ended                                        (or life of
December 31, 2003                   1 Year            5 Years       class, if less)

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Class  A   Shares   (inception

9/18/91)                             1.14%             3.73%             4.66%
  Return Before Taxes                1.14%             3.73%             4.68%
  Return After Taxes on              2.24%             3.85%             4.71%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Lehman Brother Municipal Bond
Index  (reflects no deduction
for fees, expenses or taxes)         5.31%             5.83%            6.03%1

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Merrill Lynch  Municipal Index
(3-7   Years)   (reflects   no
deduction  for fees,  expenses

or taxes)                            4.22%             5.79%            5.42%1

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Consumer Price Index                 2.27%             2.44%            2.41%1

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Class  B   Shares   (inception      -0.01%             3.50%             4.49%

5/01/97)
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Class  C   Shares   (inception       3.02%             3.69%             4.38%

5/01/97)
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1.    From 12/31/93.
The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-years) and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life of class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds.  The Fund's performance also is compared to that of the Merrill Lynch Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities of between 3 and 7 years, and the Consumer Price Index, a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes and includes municipal securities from many states while the Fund invests primarily in New York municipal securities.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2003.

--------------------------------------------------------------
Shareholder Fees (charges paid directly from your
investment):
--------------------------------------------------------------
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                            Class A     Class B     Class C
                            Shares      Shares      Shares
--------------------------------------------------------------
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Maximum Sales Charge         3.50%       None        None
(Load) on purchases
(as % of offering price)
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Maximum Deferred Sales
Charge (Load) (as % of
the lower of the             None1        4%2         1%3
original offering price
or redemption proceeds)
--------------------------------------------------------------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------
-------------------------------------------------------------
                           Class A    Class B      Class C
                             Shares     Shares     Shares
-------------------------------------------------------------
-------------------------------------------------------------

Management Fees              0.40%      0.40%       0.40%

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Distribution and/or          0.25%      1.00%       1.00%
Service (12b-1) Fees

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-------------------------------------------------------------

Other Expenses               0.11%      0.15%       0.12%

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Total Annual Operating       0.76%      1.55%       1.52%
Expenses

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Expenses may vary in future  years.  "Other  Expenses"  include
transfer   agent   fees,   custodial   expenses,    accounting,
administrative  and legal  expenses the Fund pays. The Transfer
Agent  has  voluntarily  undertaken  to the Fund to  limit  the transfer  agent fees to 0.35% of  average  daily net assets per fiscal year for all classes.  That  undertaking  may be amended or  withdrawn  at any time.  For the Fund's  fiscal  year ended
December 31, 2003,  the transfer  agent fees did not exceed the expense limitation described above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the fifth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $425          $584          $758       $1,259

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $558          $690          $945      $1,4371

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $255          $480          $829       $1,813

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $425          $584          $758       $1,259

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $158          $490          $845      $1,4371

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $155          $480          $829       $1,831

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 In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B and Class C contingent  deferred sales charges. In the second example,  the Class A expenses include the sales charge, but Class
 B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and notes, interests in municipal leases and other debt obligations. Generally, these are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties). To seek a higher yield, the Fund also can invest in municipal securities other than New
      York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New York City personal income tax. The
      Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

      The Fund also can buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to alternative minimum taxation for investors subject to the alternative minimum tax.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Some of these obligations may not have an active trading market, which means that the Fund might have difficulty selling its investment at an acceptable price when it wants to. The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys. The Fund primarily buys municipal securities that are "investment grade" at the time of purchase. The Fund considers the following securities to be "investment grade" under its credit quality guidelines:
o     municipal bonds, tax-exempt commercial paper and short-term tax-exempt notes rated investment grade by a nationally-recognized rating organization,
o     New York municipal securities issued by an entity that has other obligations outstanding that meet one of the rating criteria listed above,
o     New York municipal securities backed by a letter of credit or guarantee by a bank or other institution that has outstanding securities that meet one of the credit criteria listed above,
o     unrated New York municipal securities that the Manager believes are comparable to investment-grade rated securities, and
o     obligations backed by the full faith and credit of the U.S. government.

      Lower-rated securities may have speculative characteristics. The Fund will not buy securities with a rating, at the time of investment, below "Ba"
by Moody's or "BB" by Standard & Poor's or Fitch (or unrated securities that the Manager has determined are comparable to rated securities in those categories). Appendix A to the Statement of Additional Information contains a list of the ratings definitions of the principal rating organizations.

      Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the
Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal securities the Fund can purchase have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as a percentage of the prime rate of a bank, or the
      91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the
      Fund an undivided interest in a municipal obligation in proportion to its investment.

o     Inverse Floaters Have Special Risks. Variable rate bonds known as
      "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change.  However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 5%
      of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis.  These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Fund does not intend to enter into these transactions for speculative purposes.
      During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment until the Fund receives the security on settlement of the trade.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. The Fund limits these investments to not more than 10% of its net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.
      The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
      As stated above, "inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.

o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments.   In times of unstable adverse
      market, economic or political conditions, the Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  This may happen when the Manager believes that unstable or adverse market, economic or political conditions might erode the value of the Fund's portfolio.
      Generally, these investments would be short-term municipal securities but could be taxable short-term debt securities. The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of
      Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $150 billion in assets as of December 31, 2003, including other Oppenheimer funds with more than seven million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding is a Senior Vice President of the
      Manager since January 1996 and a Vice President of the Fund. Mr.
      Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee at an annual rate, which declines on additional assets as the Fund grows: 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next
      $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.  The Fund's management fee for its last fiscal year ended
      December 31, 2003, was 0.40% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making an initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.1 The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      Investors who invest $1 million or more, in most cases, Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:

OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270              Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this
Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares on any regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o     The interests of the Fund's shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations. When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Frequent trading of Fund shares also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account. Nevertheless, the Manger and the Fund may permit certain exchanges under certain controlled or limited circumstances. Because the Fund may not be able to detect market timing activity conducted by the underlying beneficiaries of shares held by various financial institutions in omnibus accounts, it may not be able to effectively prevent market timing activity in these accounts. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid to Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A shares. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes. The portion of the
Fund's dividends that are attributable to income earned on other municipal obligations (not New York municipal securities) will normally be subject to New York State and City personal income tax or subject to federal, state and local income tax (if dividends are attributable to income earned on obligations that are not municipal securities).
     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions).This information for fiscal years 2003, 2002, 2001 and 2000 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request. Another accounting firm audited the information for fiscal years prior to 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED DECEMBER 31,                          2003        2002        2001       2000         1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 3.31      $ 3.27      $ 3.27     $ 3.19       $ 3.37
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .14         .15         .16        .16          .15
 Net realized and unrealized gain (loss)                   .01         .05          --        .07         (.18)
                                                    ----------------------------------------------------------------
 Total from investment operations                          .15         .20         .16        .23         (.03)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.14)       (.16)       (.16)      (.15)        (.15)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.32       $3.31       $3.27      $3.27        $3.19
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                       4.80%       6.33%       4.85%      7.47%       (0.87)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,944,385  $1,868,271  $1,124,846   $927,079   $1,025,714
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,894,331  $1,472,317  $  996,671   $945,492   $1,060,745
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    4.51%       4.65%       4.95%      4.88%        4.64%
 Total expenses                                           0.76%       0.74%       0.78%      0.85%        0.81%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                        N/A 3,4     N/A 3,5    0.74% 3,6  0.78% 3,6    0.77% 3,6
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%         19%         23%        37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   55 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $3.31         $3.27         $3.27         $3.19         $3.37
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .12           .13           .13           .13           .13
 Net realized and unrealized gain (loss)                 .01           .05            --           .08          (.18)
                                                      -----------------------------------------------------------------
 Total from investment operations                        .13           .18           .13           .21          (.05)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.12)         (.14)         (.13)         (.13)         (.13)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $3.32         $3.31         $3.27         $3.27         $3.19
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     3.99%         5.53%         4.06%         6.65%        (1.64)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $444,537      $383,690      $153,471       $92,786       $88,758
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $429,564      $261,858      $113,976       $86,107       $78,263
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  3.72%         3.85%         4.17%         4.09%         3.84%
 Total expenses                                         1.55%         1.51%         1.54%         1.63%         1.59%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                      N/A 3,4       N/A 3,5      1.50% 3,6     1.56% 3,6     1.55% 3,6
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  28%           19%           23%           37%           37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   56 | LIMITED TERM NEW YORK MUNICIPAL FUND
 CLASS C   YEAR ENDED DECEMBER 31,                2003           2002          2001        2000         1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.30         $ 3.26        $ 3.26      $ 3.18       $ 3.36
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .12            .13           .13         .13          .13
 Net realized and unrealized gain (loss)           .01            .05            --         .08         (.18)
                                                ------------------------------------------------------------------
 Total from investment operations                  .13            .18           .13         .21         (.05)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.12)          (.14)         (.13)       (.13)        (.13)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.31          $3.30         $3.26       $3.26        $3.18
                                                ==================================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               4.02%          5.54%         4.06%       6.67%       (1.63)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $1,006,103       $894,469      $261,857    $101,858     $119,329
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $  977,323       $574,124      $150,504    $105,452     $116,249
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.74%          3.82%         4.13%       4.11%        3.86%
 Total expenses                                   1.52%          1.51%         1.53%       1.62%        1.57%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4        N/A 3,5      1.49% 3,6   1.55% 3,6    1.53% 3,6
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%            19%           23%         37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   57 | LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS X      YEAR ENDED DECEMBER 31,              2003         2002        2001         2000         1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.34       $ 3.28      $ 3.28       $ 3.20       $ 3.38
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .31          .15         .15          .14          .13
 Net realized and unrealized gain (loss)          (.15)         .04        (.01)         .08         (.18)
                                                ---------------------------------------------------------------
 Total from investment operations                  .16          .19         .14          .22         (.05)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.17)        (.13)       (.14)        (.14)        (.13)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.33        $3.34       $3.28        $3.28        $3.20
                                                ===============================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               5.08%        5.77%       4.30%        6.88%       (1.39)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $  392      $12,906     $25,526      $32,651      $39,496
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $2,488      $18,112     $29,642      $34,684      $44,237
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.96%        3.74%       4.46%        4.34%        4.11%
 Total expenses                                   1.34%        1.30%       1.31%        1.39%        1.34%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4      N/A 3,5    1.27% 3,6    1.32% 3,6    1.30% 3,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%          19%         23%          37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   58 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Limited Term New York Municipal Fund (the Fund) is a separate series of
 Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
 Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and

                   59 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
    These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31,
 2003, the Fund had entered into when issued purchase commitments or forward commitments of $2,791,820.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 5% of its total assets in inverse floaters.
 Inverse floaters amount to $28,990,158 as of December 31, 2003. Including the effect of leverage, inverse floaters represent 0.87% of the Fund's total assets as of December 31, 2003.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $1,079,577, representing 0.03% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State.
 Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                   60 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED           OTHER INVESTMENTS
NET INVESTMENT        LONG-TERM                 LOSS          FOR FEDERAL INCOME
INCOME                     GAIN     CARRYFORWARD 1,2                TAX PURPOSES
--------------------------------------------------------------------------------
$4,960,951                  $--          $32,480,522                 $62,406,556

1. As of December 31, 2003, the Fund had $32,480,522 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforward(s) were as follows:

                              EXPIRING
                              ----------------------
                              2004       $   244,677
                              2006           484,870
                              2007        15,555,960
                              2008         7,670,334
                              2009         2,543,678
                              2010         2,629,825
                              2011         3,351,178
                                         -----------
                              Total      $32,480,522
                                         -----------

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the
 Fund did not utilize any capital loss carryforwards. During the fiscal year ended December 31, 2003, $2,250,684 of unused capital loss carryforwards expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO
                                     ACCUMULATED NET
 REDUCTION TO                       REALIZED LOSS ON
 PAID-IN CAPITAL                         INVESTMENTS
-----------------------------------------------------
 $2,250,684                               $2,250,684

 The tax character of distributions paid during the years ended December 31,
 2003 and December 31, 2002 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2003   DECEMBER 31, 2002
      ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends        $134,539,406        $105,259,889

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                   61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

                 Federal tax cost of securities         $3,327,062,551
                                                        ===============

                 Gross unrealized appreciation          $   78,973,419
                 Gross unrealized depreciation             (16,566,863)
                                                        ---------------
                 Net unrealized appreciation            $   62,406,556
                                                        ===============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 December 31, 2003, the Fund's projected benefit obligations were increased by
 $70,706 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $211,584 as of December 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other
 Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   62 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        YEAR ENDED DECEMBER 31, 2003   YEAR ENDED DECEMBER 31, 2002
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------
 CLASS A
 Sold                      185,921,557   $ 609,285,843     291,519,858   $ 958,293,867
 Dividends and/or
 distributions reinvested   17,241,051      56,457,329      14,161,468      46,538,461
 Redeemed                 (181,874,534)   (593,008,412)    (85,934,132)   (282,527,451)
                          ------------------------------------------------------------
 Net increase               21,288,074   $  72,734,760     219,747,194   $ 722,304,877
                          ============================================================

-------------------------------------------------------------------------------------
 CLASS B
 Sold                       41,613,688$    136,156,391      75,324,857   $ 247,324,876
 Dividends and/or
 distributions reinvested    3,308,044      10,825,717       2,218,844       7,282,494
 Redeemed                  (26,921,732)    (87,741,461)     (8,624,172)    (28,328,833)
                          ------------------------------------------------------------
 Net increase               18,000,000   $  59,240,647      68,919,529   $ 226,278,537
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS C
 Sold                      111,157,316   $ 363,373,918     209,666,907   $ 687,569,238
 Dividends and/or
 distributions reinvested    7,876,817      25,718,393       5,095,024      16,699,520
 Redeemed                  (86,073,213)   (279,956,872)    (24,386,390)    (79,997,958)
                          ------------------------------------------------------------
 Net increase               32,960,920   $ 109,135,439     190,375,541   $624,270,800
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS X
 Sold                               --   $          --              --   $          --
 Dividends and/or
 distributions reinvested       31,891         105,156         136,933         450,397
 Redeemed                   (3,774,736)    (12,446,822)     (4,060,493)    (13,356,851)
                          ------------------------------------------------------------
 Net decrease               (3,742,845)  $(12,341,666)     (3,923,560)  $  (12,906,454)
                          ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were
 $1,282,714,194 and $940,499,270, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets,
 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.

                   63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended, the Fund paid
 $993,895 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $1,291,628 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
 acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the
 Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS X SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 X shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
 Class B shares and on Class C shares and 0.50% per year on Class X shares. The
 Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class X plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the
 Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
 Distributor's aggregate uncompensated expenses under the plan at December 31,
 2003 for Class B and Class C shares was $7,068,378 and $15,825,106, respectively. Fees incurred by the Fund under the plans are detailed in the
 Statement of Operations.

                   64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
 Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS X
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 December 31, 2003   $801,242        $180,171        $996,625        $521,743             $--

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 December 31, 2003 was $34,122,777, which represents 1% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November
 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $89,800,000 at December 31, 2003 at an interest rate of 1.75%. For the year ended December 31, 2003, the average monthly loan balance was $49,028,792 at an average daily interest rate of
 1.784%. The Fund had gross borrowings and gross loan repayments of $806,700,000 and $726,000,000, respectively, during the year ended December 31, 2003. The maximum amount of borrowings outstanding at any month-end was $110,400,000. The
 Fund paid commitment fees of $16,259 and interest of $871,399 during the year ended December 31, 2003.

INFORMATION AND SERVICES

For More Information on
Limited Term New York Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.

The Fund's SEC File No.: 811-6332
PR0355.001.0204
Printed on recycled paper

                          Appendix to Prospectus of
                     LIMITED TERM NEW YORK MUNICIPAL FUND

      Graphic  material  included  in  Prospectus  of  Limited  Term  New York
Municipal Fund:  "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be included in the  Prospectus of Limited Term New York
Municipal  Fund  (the  "Fund")   depicting  the  annual  total  returns  of  a
hypothetical  investment in Class A shares of the Fund for each of the last 10 calendar years,  without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar          Limited Term
Year         New York Municipal Fund
------------------------------------

12/31/94          -0.50%
12/31/95          10.01%
12/31/96            4.82%
12/31/97            8.01%
12/31/98            5.94%
12/31/99          -0.87%
12/31/00          7.47%
12/31/01          4.85%
12/31/02          6.33%
12/31/03          4.80%

--------
1 Until January 5, 1998, the Fund also offered Class X shares. On May 1,
1997, the Fund's prior Class B shares were re-designated as Class X shares and the offering of the Fund's current Class B shares commenced. Information about Class X shares may be found in "About Your Account" in the Statement of
Additional Information.

Limited Term New York Municipal Fund
 6803 S. Tucson Way, Centennial, CO 80112
 1.800.225.5677

 Statement of Additional Information dated February 24, 2004

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 24, 2004. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                   Page

About the Fund

About Your Account

Financial Information About the Fund

Independent Auditors' Report................................................__
Financial Statements .......................................................__

ABOUT The FUnd

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

      |X|   Determining the Average Effective Portfolio Maturity. In seeking to maintain an average effective portfolio maturity of less than five years, the Fund may purchase individual securities that have effective maturities of more or less than five years. The effective maturity of a bond might lengthen if market interest rates increase, and the effective maturity might shorten if market interest rates decline. Increasing market interest rates therefore could cause the average effective maturity of the portfolio to lengthen beyond five years, absent any portfolio transactions.

      If the average effective maturity of the portfolio should exceed five years, the Fund will not purchase securities that have effective maturities beyond five years. The Manager might also take steps to reduce the average effective maturity of the portfolio below five years. Those steps might include selling bonds with effective maturities beyond five years or buying bonds with effective maturities less than five years.

      In computing the Fund's average effective portfolio maturity, the
Manager intends to use the same effective maturity dates that are shorter than the bond's stated maturity that are used in the marketplace for evaluating a bond for trading and pricing purposes. That date might be the date of a mandatory put, pre-refunded call, optional call or the average life to which a bond is priced. A bond having a variable coupon rate or anticipated principal prepayment may be assigned an effective maturity that is shorter than a stated call date, put date or average life, to reflect more closely the reduced price volatility expectations as to that bond.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
The Fund may from time to time invest in municipal securities other than New
York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to
New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
bonds). They may have fixed, variable or floating rates of interest, as described below, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      The Fund will purchase industrial development bonds only if the interest paid on the bonds is tax exempt under the Internal Revenue Code. The
Internal Revenue Code limits the types of facilities that may be financed with tax-exempt industrial revenue and private-activity bonds (discussed below) and the amounts of these bonds that each state can issue.

      As an operating policy, the Fund will not invest more than 5% of its total assets in securities for which the obligation to pay interest and repay principal are the responsibility of an industrial user with less than three year's operating history.

o     Private Activity Municipal Securities. The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.
      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% of the proceeds or $5.0 million. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user. This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds. Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of
a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid and Restricted Securities." Municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees are not subject to the Fund's 15% limit on investments in illiquid securities.

      Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate the likelihood of a continuing market for these securities and their credit quality.

      The Fund attempts to reduce its exposure to some of these risks by not investing more than 10% of its total assets in municipal leases obligations that contain "non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:
o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch, Inc. ("Fitch"), represent the respective rating agency's opinions of the credit quality of the municipal securities they
undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, it may cease to be rated or its rating may be reduced below the minimum required for purchase by the
Fund. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, Standard &
Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
As a result, the pre-refunded security has essentially the same risks of default as an AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Up to 5% of the Fund's assets that are invested in New York municipal securities (as defined in the
Prospectus) may be invested in New York municipal obligations rated below investment grade. In addition, no more than 5% of the Fund's assets that are invested in municipal obligations overall may be invested in municipal obligations rated below investment grade. These are commonly referred to as
"junk bonds." Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of prudent investment management, the Fund limits its investments in lower quality securities and does not buy securities rated below "Ba" by Moody's or "BB" by Standard & Poor's or Fitch
(or unrated securities that the Manager deems to be of comparable quality).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade, they may be subject to special risks and have some speculative characteristics.

      In the event of unanticipated financial difficulties, default or bankruptcy of an issuer of an obligation or the underlying source of funds for debt service on an obligation the Fund owns, the Fund can take such action as the Manager considers appropriate. That might include, for example, retaining the services of persons, firms, professional organizations and others to evaluate or protect real estate, facilities or other assets securing the obligation or acquired by the Fund as a result of such event.
The Fund will incur additional costs in taking protective action with respect to portfolio obligations that are in default or the assets securing those obligations. As a result, the Fund's share prices could be adversely affected. Any income derived from the Fund's ownership or operation of assets acquired as a result of these types of actions might not be tax-exempt.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors associated with concentrating investments in New York municipal securities is only a summary, based on the State's Annual Information Statement dated May 30,
2003, and update thereto dated January 26, 2004 (the "January Update") and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to June 17, 2003 with respect to offerings of the State, and on or prior to December 10, 2003 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      |X| Factors Affecting Investments in New York State Securities.  On
January 20, 2004, the Governor presented the Executive Budget for 2004-05 to the New York State Legislature containing the Financial Plan for 2004-05 (the
"2004-05 Executive Budget" or "Executive Budget" containing the "2004-05
Financial Plan").   The State reported that consistent with the Division of
Budget ("DOB") projections since the 2003-04 Enacted Budget, the 2003-04
Budget is soundly balanced while the baseline budget gap for 2004-05 is projected at $5.1 billion with outyear gaps at roughly $7 billion to $8 billion.  The Executive Budget recommendations were expected to close the entire 2004-05 gap, and significantly reduce the outyear gaps.

      Like most states, the State believed it continues to face significant challenges.  The national recession, in conjunction with the economic dislocation caused by the September 11, 2001 attacks, produced consecutive year-to-year declines in total tax receipts.  Costs for employee pensions have increased dramatically, while Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and the jobless recovery that has followed.  New York's fiscal difficulties were also compounded by last year's Enacted Budget process that resulted in spending growth in excess of recurring revenues.  Flexible reserves, significantly increased when times were good, were reported to be depleted.

      The 2004-05 Executive Budget projected that a strengthening economic recovery would produce a return to above-average rates of growth in tax revenues.  The 2004-05 Financial Plan reflected overall tax receipt growth of
7.8 percent.  Real Gross Domestic Product (GDP) growth for the United States was forecast at 4.7 percent, with employment growth expected to accelerate in
2004.  The equity market rebound was expected to produce renewed growth in financial sector compensation and in taxable income gains for the owners of corporate equities.

      The State did not believe that economic growth alone would solve its fiscal problems.  Thus, the Executive Budget moved toward structural budget balance with a mix of recurring cuts, revenue actions and transitional financing.  No new broad-based tax increases were proposed in the budget.

      Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions.  State agency operations were expected to continue to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies.  The State expected that its workforce would remain level at roughly 187,900.  Revenue proposals focused on maximization of
Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support.  Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

      The 2004-05 Executive Budget also included funding in response to the
State Court of Appeals ruling requiring the State to implement reforms that ensure all children have the opportunity for a sound basic education (SBE).
The 2003-04 Budget took the first step in a multi-year effort to fund SBE costs by reserving all proceeds from video lottery terminals (VLTs) and providing additional General Fund support of $100 million to the City for this purpose.  VLT proceeds from facilities being developed and new ones proposed with the 2004-05 Executive Budget were projected at $325 million in the 2004-05 school year growing to $2 billion annually over the next five years.

      The 2004-05 Executive Budget was expected to have a positive $1.4 billion impact on local governments, and to further the process of lowering the local property tax burden over a multi-year period.  The State reported that the $3 billion STAR program significantly reduced the school tax burden for New Yorkers and recommendations for the 2004-05 fiscal year would contain the growth in local property taxes through a proposed multi-year takeover of
Medicaid long-term care costs, reforms in pensions and health care that would lower costs for both the State and its localities, and a cap on school district spending increases.  In addition, a comprehensive mandate relief package was proposed to assist local governments.

      The current budget begins rebuilding State reserves by making a maximum
$84 million deposit to the rainy day fund in 2003-04, the eighth such deposit made in the last nine years.  The State believed the last several years have demonstrated that adequate reserve levels are critical if the State is to withstand economic downturns without draconian local assistance budget cuts or massive layoffs.

      The State reported that the 2004-05 Executive Budget closes the $5.1 billion General Fund budget gap in 2004-05 with a mix of spending restraint, revenue actions and transitional financing.  Actions of nearly $3.9 billion in 2005-06 and $3.5 billion in 2006-07 would reduce the outyear gaps to levels of $2.9 billion in 2005-06 and $4.3 billion in 2006-07.  In addition,
$240 million in 2004-05 ($325 million on a school year basis), growing to $2 billion annually over the next five years was reserved from new VLT resources to fund the SBE requirements.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The
State's financial activities sector share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction sectors, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      The State reported that its economy is slowly emerging from recession.
The long recovery from the September 11th attacks and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession.  However, employment losses have reportedly stabilized and growth is evident in several economic sectors.  State nonagricultural employment was projected to rise 0.8 percent in 2004, the first increase in four years.  Moreover, with the first sustained rise in equity prices in three years and interest rates remaining low, the State's outlook for the finance industry has brightened, improving prospects for bonuses and wages.  Bonuses in the finance and insurance sector were projected to rise 11.7 percent in 2004-05, following growth of 23.2 percent for 2003-04.  Total New York wages were expected to grow 5.1 percent in 2004, primarily reflecting the strength in wage growth.  Consistent with national trends, inflation in New York was projected to fall from 2.8 percent in 2003 to 2.1 percent in 2004.

      The State reported its view that following an unusually sluggish recovery period, the U.S. economy finally appears to be on a sustainable expansionary path.  Since the simultaneous collapse of equities and the high-tech sector in 2000, the national economy absorbed three additional but distinct shocks:  the September 11th terrorist attacks, a string of corporate governance scandals, and the war in Iraq and its aftermath. These events created an environment of uncertainty that lengthened the period of adjustment for the business sector from the unrealistic expectations of the late 1990s.  However, the climate of uncertainty appeared to the State to have subsided and business confidence appeared to be improving.  Equity prices were rising in response to brisk profit growth and monetary policy was expected to remain accommodative.  Household spending was expected to rise, supported by rising employment and incomes, and the continued impact of the
2003 tax cuts.  Finally, the combined impact of a moderately falling dollar and accelerating growth in the world economy was expected to increase the demand for U.S. exports in 2004, although on balance, the trade deficit was projected to widen.

      Real GDP growth of 4.7 percent was projected for 2004, following growth of 3.1 percent for 2003.  Total nonagricultural employment was projected to rise 1.1 percent in 2004, following a decline of 0.2 percent in 2003.  The
U.S. unemployment rate was expected to decline to 5.7 percent in 2004, from
6.0 percent in 2003.  Persistent slack in the economy and declining oil prices were expected to lower the inflation rate, as measured by growth in the Consumer Price Index (CPI), to 1.8 percent in 2004 from 2.3 percent in
2003.  Personal income was expected to increase 4.7 percent in 2004 following an increase of 3.3 percent in 2003.

      The State's Financial Plan is necessarily based upon forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  The DOB expressed its belief that its current receipts and spending estimates related to the performance of the State and national economies are reasonable.  However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

      Although DOB believed that the U.S. is on a sustainable path, that belief was contingent upon the absence of any further shocks to the economy.
Unpredictable events such as a terrorist attack remain the biggest risk to the economic expansion.  Such a shock could induce firms to postpone their spending and hiring plans again, reducing future investment and employment, which in turn could result in lower consumption growth.  Moreover, a destructive attack on oil facilities abroad or a policy shift on the part of oil-producing nations could result in higher oil prices than anticipated, having adverse economic repercussions.  Similarly, a corporate governance scandal of Enron proportions could dishearten investors, weakening equity prices and business and consumer spending.

      If the Federal Reserve Board should initiate a policy of monetary tightening sooner than anticipated, growth could also be more restrained than expected.  The State believed that a significant risk of deflation had receded, and that the Federal Reserve has demonstrated in the past that it can swiftly shift course when it deems necessary.  If households demonstrate a weaker response than expected to the fiscal stimulus provided by the tax cut, growth could be weaker than what was reflected in the forecast.  In addition, with the personal savings rate at a relatively low level, there is a risk of a "virtuous reform" by consumers to increase savings in order to readjust their balance sheets.  The resulting decline in consumption growth could weaken corporate profits, which could in turn result in lower employment and investment growth.  The State believed that the dollar is at some risk of a sharp adverse reaction by foreign investors.  A dollar collapse would impart a substantial inflationary impulse to the economy.
This could lead to higher interest rates and lower stock prices, both of which would constrict economic activity.  This problem could be exacerbated by weaker-than-expected growth among the nation's trading partners, producing weaker export growth than projected.

      The State expressed the view that an economic resurgence that moderately exceeds DOB's expectations was also possible.  A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a stronger increase in total output than expected.
Similarly, lower inflation than expected, perhaps as a result of a drop in the price of oil or stronger productivity growth than expected, could induce the Federal Reserve to postpone interest rate increases, resulting in potentially stronger consumption and investment growth than expected.
Moreover, strong productivity growth could result in higher real wages, supporting faster growth in consumer spending than expected.

      In addition to the risks for the national forecast, the State believed there are also risks specific to New York.  Another attack targeted at the
City would once again disproportionately affect the State economy. Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect the State, resulting in lower income and employment growth than reflected in the current forecast.  In addition, if the national and world economies grow more slowly than expected, demand for the State's goods and services would also be lower than projected, dampening employment and income growth relative to the State's forecast.  In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with increased activity in mergers and acquisitions and IPOs could be possible, resulting in potentially higher wage growth than projected.

      The State cautioned that its economic expansion is just starting to gain momentum, and forecasting at or near a business cycle turning point is fraught with risk.  Moreover, the financial markets, which are so pivotal to the direction of the downstate economy, are currently in a state of extreme flux.  In the wake of several high-profile scandals, the pace of both technological and regulatory change is as rapid as it has ever been.  These circumstances compound even further the difficulty in projecting industry revenues and profits.

      |X| The 2004-05 Fiscal Year.  The January Update reported that the
State's total General Fund receipts were projected to reach $41.83 billion in
2004-05, a decrease of $424 million from 2003-04.  The major source of the annual change in the General Fund was the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal revenue sharing grants, which were received in 2003-04, but will not recur in 2004-05.  This loss was offset, in part, by increased receipts from both the Personal Income
Tax (PIT) and Sales Tax, as a result of temporary tax increases adopted as part of the 2003-04 Enacted Budget.  Overall, improved economic performance and a resurgence in financial service sector compensation were also expected to increase 2004-05 receipts.

      PIT net receipts for 2004-05 were projected to reach $27.46 billion, an increase of $3.38 billion from 2003-04 due largely to three factors:  an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a
$1.27 billion higher contribution from the Refund Reserve account.  Net of the Refund Reserve transaction, all Governmental Funds income tax receipts were projected to increase by 8.6 percent over 2003-04.

      General Fund user taxes and fees net receipts for 2004-05 were projected to reach $8.34 billion, an increase of $443 million from 2003-04.
The sales and use tax was projected to increase $488 million from 2003-04 due to increased economic growth and the recommended changes to the clothing and footware exemption.  The other user taxes and fees were projected to decrease
$44 million from 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds.

      General Fund business tax receipts in 2004-05 were projected to be
$3.74 billion, or $344 million over 2003-04, due primarily to tax law changes enacted in 2003-04 relating to intangible income and the de-coupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits.

      General Fund other taxes, which include estate, pari-mutuel, gift, real property gains, and racing admissions/boxing and wrestling exhibition taxes, were estimated at $762 million in 2004-05, which is $22 million below
2003-04.  This estimate also reflects an anticipated leveling off of market equity values in the second half of 2004-05.

      General Fund miscellaneous receipts were projected to total $2.09 billion in 2004-05, a decrease of $3.88 billion from 2003-04.  This decrease was due largely to the one-time receipt of tobacco securitization bond proceeds in 2003-04.  Excluding those proceeds, General Fund miscellaneous receipts would increase by $317 million.  This increase was due primarily to increased collections of Licenses and Fees, and an additional payment of $100 million from the Power Authority of the State of New York to offset the remaining cost of the "Power for Jobs" program.

      There were no projected Federal Grants in 2004-05 in the General Fund, a decrease of $645 million from the 2003-04 fiscal year.  This decrease reflects the loss of the one-time Federal revenue sharing payments received in 2003-04.  All Governmental Funds Federal grants for 2004-05 were projected to reach $36.27 billion, a decrease of $922 million from 2003-04.  This decrease reflects primarily the General Fund decrease of $645 million from the current fiscal year, augmented by the decrease in World Trade Center pass-through costs ($200 million).

      The State projected General Fund disbursements of $41.89 billion in
2004-05, a decrease of $175 million from 2003-04.  The change in General Fund disbursements reflected higher spending in Grants to Local Governments, State
Operations, General State Charges and Debt Service, partially offset by lower spending in Capital Projects and Transfers to Other Funds.

      Local assistance spending was projected to be $28.46 billion in
2004-05, a decrease of $856 million from 2003-04.  Spending growth of roughly
$3.4 billion is offset by the local assistance share of the 2002-03 payment deferrals ($1.8 billion) plus a combination of recommended cost containment initiatives and the use of alternative financing sources totaling nearly $2.5 billion.  Reforms were proposed to continue to provide planned fiscal relief to the City while eliminating legal concerns associated with the current linkage to the Local Government Assistance Corporation (LGAC).  The
recommendations were expected to eliminate all impacts on LGAC, and reduce total taxpayer costs (financed by both State and City taxpayers) by $1.9 billion, through legislation authorizing a refunding of Municipal Assistance
Corporation debt for a period of 10 years rather than 30 years.  The State would provide additional resources of $170 million annually to the City to help them finance this refunding by directing certain State sales tax receipts previously received by the State to the City.  In addition, the recommendations would generate recurring savings to New York City of another
$80 million through a variety of proposals.

      Excluding payment deferrals, the annual increase in local assistance spending would be $970 million and is primarily attributable to higher spending in Medicaid ($373 million), Higher Education Services Corporation
($176 million), school aid ($169 million), preschool special education programs ($89 million), Office of Children and Family Services ($57 million)
and mental hygiene ($55 million).

      State Operations accounts for the cost of running the Executive,
Legislative and Judicial branches of government and was projected to total
$7.25 billion in 2004-05, an increase of $196 million from 2003-04.  Personal service costs (e.g., State employee payroll) comprised 73 percent of State
Operations spending and the remaining 27 percent represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

      Spending for General State Charges was projected to be $3.65 billion in
2004-05, an increase of $395 million over 2003-04.  This annual increase was due mostly to rising costs of employee health benefits to $2.05 billion (an increase of $255 million) and higher costs related to employer pension contributions to a level of $669 million (an increase of $184 million) after reflecting savings for proposed pension reforms.

      Transfers to Other Funds was projected to total $2.53 billion in
2004-05, an increase of $90 million from 2003-04 and include General Fund transfers to support debt service ($1.75 billion), capital projects ($187 million), and other funds ($587 million), including SUNY, banking services and the Judiciary.

      The January Update projected that in 2004-05, the General fund would have quarterly balances of $2.0 billion in June, $2.20 billion in September,
$1.22 billion by the end of December and $964 million at the end of March.
The lowest projected month-end cash flow balance other than March was $1.2 billion in December.  The 2004-05 General Fund cash flow estimates assumed the 2004-05 Executive Budget is enacted on time and in its entirety.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2002, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $104.7 billion, only a portion of which constituted
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certian of their programs.

      |X|   Ratings of the State's Securities.  As of June 17, 2003, S&P has
rated the State's general obligation bonds "AA," Moody's has rated those bonds "A2" and Fitch has rated those bonds "AA-".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State's municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2003, the
State had approximately $4.0 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were
$571 million for the 2002-03 fiscal year and were estimated to be $527 million for the State's 2003-04 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2003-04 fiscal year or thereafter.

      The State believed that the 2003-04 Financial Plan included sufficient reserves for the payment of judgments that may be required during the 2003-04 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 2003-04
Financial Plan resources available for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced
2003-04 Financial Plan.  The State reported that the 2004-05 Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, future collective bargaining agreements with State employee unions, Federal disallowances, or other Federal Actions that could adversely affect the
State's projections of receipts or disbursements.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2003-04 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2003-04 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The
City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the missions to the
United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumed that the economic decline that began in 2001 would continue through calendar year 2003 as a result of the September 11 attack, a national economic recession and a downturn in the securities industry.  The City's financial plan assumed the City's economy would begin a slow recovery in the first half of calendar year 2004.

      The City reported that total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the
World Trade Center ("September 11 attack") have resulted in substantial expenditures.  The City has been largely reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade
Center site.  In addition, the State authorized the Transitional Finance
Authority ("TFA") to have outstanding $2.5 billion of bonds and notes to pay costs related to or arising from the September 11 attack, of which the TFA had outstanding approximately $2 billion.  The City believed it was not possible to quantify with any certainty the long-term impact of the September
11 attack on the City and its economy.

      For each of the 1981 through 2003 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2003 through 2007 fiscal years submitted to the Control Board on June 30, 2003 (the "June Financial Plan")
and modification to the June Financial Plan submitted to the Control Board on
November 18, 2003 (as so modified, the "2004-2007 Financial Plan", or
"Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the TFA, which issues debt secured by personal income tax and sales revenues, and the New York City Municipal Water
Finance Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  The TFA was created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2004-2007 Financial Plan.  For the 2003 fiscal year, the City's General Fund had an operating surplus of $1.422 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2003 fiscal year was the twenty-third consecutive year that the City had achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      The City's expense and capital budgets for the 2004 fiscal year were adopted on June 27, 2003.  The June Financial Plan was based on the City's expense and capital budgets for the 2004 fiscal year.  The June Financial
Plan reflected reductions made during fiscal year 2003 in projected revenues for fiscal year 2004 and subsequent fiscal years of greater than $2 billion annually and annual increases in projected net expenditures of greater than
$1 billion.  The reduction in projected revenues was primarily due to a decline in projected tax revenues reflecting the September 11 attack and a continued weak economy, which had resulted in lower wage earnings, lower corporate earnings, local job losses, a disruption in tourism and related spending and a decline in financial services sector profits and employee income.  The June Financial Plan contained a gap-closing which included expenditure reductions and an 18.49% property tax increase, a temporary increase in personal income tax rates for City residents with taxable income above specified amounts and a temporary increase in the City portion of the sales tax.

      The 2004-2007 Financial Plan relates to the City and certain entities which receive funds from the City.  It projected revenues for the 2004 fiscal year balanced in accordance with GAAP, and projected gaps of $1.8 billion,
$3.4 billion and $3.9 billion for fiscal years 2005, 2006, and 2007, respectively, after implementation of a gap-closing program to reduce agency expenditures or increase revenues by $267 million in fiscal year 2004 and by approximately $75 million in each of fiscal years 2005 through 2007, and a pay-as-you-go expenditure program for school construction capital costs reflecting increases of $100 million in fiscal year 2004 and $200 million in each of fiscal years 2005 through 2007.

         Increases in projected revenues since the June Financial Plan totaled $582 million, $340 million, $157 million and $153 million in fiscal years 2004 through 2007, respectively, including an increase in projected tax revenues of $575 million, $65 million, $43 million and $58 million in fiscal years 2004 through 2007, respectively, resulting primarily from increases in personal income and business tax revenues, primarily due to improved securities industry profits, and mortgage recording, real property transfer and sales tax revenues.  Changes in projected expenditures since the June
Financial Plan included:  (i) increased spending for Medicaid totaling $248 million, $163 million, $226 million and $418 million for fiscal years 2004 through 2007, respectively; (ii) increased public assistance spending of $59 million in fiscal year 2004 and $69 million annually in each of fiscal years
2005 through 2007; (iii) increased health insurance costs of approximately
$50 million annually in each of fiscal years 2005 through 2007 and other increased health and social services costs of approximately $50 million annually starting in fiscal year 2004; and (iv) $118 million of increased overtime spending in fiscal year 2004.  The Financial Plan also included proposed discretionary transfers and prepayments in fiscal years 2004 and
2005 of $413 million and $200 million, respectively, reflecting discretionary transfers and prepayments in fiscal years 2004 and 2005 of debt service due in fiscal years 2005 and 2006, respectively.

         The Financial Plan also reflected legislation enacted by the State
Legislature, over the Governor's veto, pursuant to which the LGAC is to make available to the City or its assignee $170 million annually.  The City intended to assign the $170 million annual payment to the State Tax Asset
Receivable Corporation ("STAR Corp."), a local development corporation created to issue bonds to finance the cost of debt service on bonds of the
Municipal Assistance Corporation for the City of New York ("MAC") otherwise payable from City sales tax revenue.  The STAR Corp. financing would make available to the City approximately $500 million annually in fiscal years
2004 through 2008 by reducing the amount of City revenues retained by MAC for its debt service or reimbursing the City for revenues already retained in the
2004 fiscal year.  On August 6, 2003, the LGAC directors adopted a resolution stating that LGAC would not make the $170 million annual payment to the City, expressing legal and policy concerns with the legislation.  On August 13,
2003, LGAC, its Chairperson, the State DOB and its Director sued the City and the STAR Corp. challenging the constitutionality of the legislation and seeking to prevent the issuance of bonds by STAR Corp.  The State Supreme
Court granted the City's and STAR Corp.'s motion for summary judgment.
Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending the appeal.  The Appellate Division had not issued its decision on the case.  The outcome of this litigation can not be predicted with certainty.  If the $500 million in annual savings in MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing were to become available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year
2004 and would be faced with larger than forecast budget gaps in the subsequent years of the Financial Plan.

      In addition, the Financial Plan reflected $783 million in fiscal year
2005 and approximately $96 million in subsequent fiscal years of back rent and renegotiated future lease payments for the City's airports, reflecting a recent agreement between the City and the Port Authority of New York and New
Jersey.  The Financial Plan also reflected additional State assistance which requires the approval of the State government.  The additional State actions proposed in the Financial Plan included a proposed regional transportation initiative which would produce savings for the City totaling approximately
$150 million annually in fiscal year 2005 and thereafter by transferring responsibility for the local private bus system to the Metropolitan
Transportation Authority, which is subject to MTA and other approvals.

      The Financial Plan did not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives.  It was estimated that each 1% wage increase for all City employees for subsequent contract periods would cost approximately $213 million annually (including benefits).  The economic and financial condition of the City may be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the
September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2004 through 2007 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets.  Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 30, 2003, the City Comptroller released a report on the adopted budget for fiscal year 2004 and the June Financial Plan.  In his report, the
City Comptroller identified risks for fiscal years 2004 through 2007, respectively, which, when added to the gaps in the June Financial Plan, result in gaps of $484 million, $3.0 billion, $3.9 billion and $3.9 billion in fiscal years 2004 through 2007, respectively.

      On July 24, 2003, the staff of the Office of the State Deputy
Comptroller issued a report on the June Financial Plan.  The report identified net risks of $367 million, $806 million, $401 million and $423 million for fiscal years 2004 through 2007, respectively, which, when added to the gaps projected in the June Financial Plan, would result in gaps of
$367 million, $2.8 billion, $3.6 billion and $3.7 billion in fiscal years
2004 through 2007, respectively.

      On July 24, 2003, the staff of the Control Board issued a report reviewing the June Financial Plan.  In its report, the staff concluded that the City's budget for fiscal year 2004 appears to be balanced.  However, the report noted that the ability of the City to continue to balance its budget once temporary tax increases have expired is far from certain.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.  In addition, the economic and financial condition of the
City may be affected by various financial, social, economic and other factors which could have a material effect on the City.
      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   |X|  Ratings of the City's Bonds.  As of December 10, 2003,
Moody's, S&P and Fitch rated the City's general obligations bonds A2, A and
A+, respectively.  These ratings reflect only the views of Moody's, S&P and
Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On September 13, 2000, S&P revised its rating of City bonds upward to "A."  On November 26, 2002, S&P issued a negative outlook on City bonds and on May 27, 2003, changed the outlook to stable.  Moody's rating of City bonds was revised in August 2000 to "A2" from
"A3."  On November 15, 2001, Moody's issued a negative outlook on City bonds.  On March 8, 1999, Fitch revised its rating of City bonds upward to
"A" from "A-" and on September 15, 2000, Fitch revised its rating to "A+."
On December 23, 2002, Fitch issued a negative outlook on City bonds.  Fitch changed its outlook to stable on December 8, 2003.

      |X|   The City's Outstanding Indebtedness.  As of June 30, 2003, the
City and the Municipal Assistance Corporation for the City, respectively,
$29.043 billion and $2.122 billion of outstanding net long-term debt.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2003, the City paid $626.9 million for judgments and claims, $172.4 million of which was reimbursed by the Health & Hospitals
Corporation.  The Financial Plan includes provisions for the payment of judgments and claims of $642.7 million, $676.2 million, $712.7 million and
$751.5 million for the 2004 through 2007 fiscal years, respectively.  The
City has estimated that its potential future liability for outstanding claims against it as of June 30, 2003, amounted to approximately $4.5 billion.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments. "Inverse
floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 5% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund might invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the
Fund if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.
These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions. As stated in the Prospectus, the Fund can purchase securities, up to 10% of the Fund's net assets, on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or
"delayed-delivery" refers to securities whose terms and indenture have been created. A market exists for the securities, but they are not available for immediate delivery.

      These transactions are negotiated, and the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund, from time to time, may purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery might be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of these securities and could cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at the settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Original issue discount on these securities is included in the Fund's tax-free income. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other
debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid securities. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|   Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis in amounts limited (as a fundamental policy) to a maximum of 10% of its total assets, to invest the borrowed funds in portfolio securities. This technique is known as "leverage." The Fund may borrow only from banks. As a fundamental policy, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund is required to reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      The Fund has entered into an agreement enabling it to participate with other OppenheimerFunds in an unsecured line of credit with a bank. Interest is charged to each fund based on its respective borrowings. The Fund pays a commitment fee equal to its pro rata share of the average amortized amount of the credit line. This fee is described in the notes to the Financial
Statements at the end of this Statement of Additional Information.

      |X|   Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

o     Writing Covered Call Options. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
                  That means the Fund must own the investment on which the
                  call was written.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund, they are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      The Fund may buy only those puts that relate to securities that the
Fund owns or broadly-based municipal bond indices. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to
protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

o     Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
         o  commercial paper rated "A-1" by Standard & Poors, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses in addition to its own expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and notice to shareholders. Other policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such.
The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund cannot invest in common stocks, preferred stocks, warrants or other equity securities.

o     The Fund cannot make loans to others except in accordance with the
Fund's investment objective and policies. The Fund can also enter into contracts that compensate service providers by means of compensating balances.

o     The Fund cannot mortgage or pledge any of its assets, and the Fund can borrow money only from a bank for temporary or emergency purposes or for investment purposes in amounts not exceeding 10% of its total assets. When borrowings are made for investment purposes, the Fund must comply with the provisions of the Investment Company Act that require the Fund to maintain asset coverage of at least 300% of all such borrowings. If asset coverage should fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent needed to meet the 300% asset coverage requirement.

o     The Fund cannot purchase the securities of any issuer if the Fund would then own more than 10% of the voting securities of that issuer.

o     The Fund cannot invest more than 25% of its assets in any industry or industries. However, the Fund can invest more than 25% of its assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Industrial revenue bonds whose interest and principal payments are the responsibility of companies within the same industry are grouped together as an "industry" for the purpose of this restriction.

o     The Fund cannot purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts, or oil or gas interests.
However, the Fund can invest in municipal securities that are secured by real estate or interests in real estate.
         o  The Fund cannot invest in companies for the purpose of exercising control or management.
o     The Fund cannot sell securities short, purchase securities on margin, or write put options. The Fund can purchase securities that have puts attached.

o     The Fund cannot underwrite securities of other issuers. A permitted exception is in case the purchase of municipal obligations in accordance with the Fund's investment objective and policies is deemed to be an underwriting, whether the Fund buys the securities directly from the issuer or from an underwriter for an issuer.

o     The Fund cannot invest in or hold securities of any issuer if Trustees of the Fund own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

o     The Fund cannot issue "senior securities."

         On November 10, 1998, the Board of Trustees of the Fund changed the
Fund's classification under the Investment Company Act from "non-diversified"
to "diversified." That change did not require the approval of shareholders.
In making that change, the Fund has adopted an operating policy on diversification of its investments (which amplifies the restriction, stated
above against owning more than 10% of the voting securities of any issuer).
This policy cannot be changed without the approval of shareholders as in the case of a "fundamental" policy. Under this policy,

o     With respect to 75% of its assets, the Fund cannot purchase securities issued or guaranteed by any one issuer (other than the U.S. government or its agencies or instrumentalities), if more than 5% of the Fund's total assets would be invested in securities of that issuer.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund operates under certain investment restrictions which are non-fundamental investment policies of the Fund and which can be changed by the Board without shareholder approval. These restrictions provide that:

o     In carrying out its fundamental policy prohibiting concentration of its assets, the Fund has an operating policy that the Fund cannot invest 25% or more of its assets in any particular industry or group of related industries.
Subject to the Fund's policy on concentration, the Fund may invest more than
25% of its total assets in a particular segment of the municipal securities market, such as general obligation bonds, pollution control bonds, hospital bonds or any other industry segment listed in Appendix B to this Statement of
Additional Information. In that case, economic, business, political or other events affecting that segment or an issuer in that segment might affect the value of other bonds of issuers in the same segment and therefore would increase the Fund's exposure to market risks.

o     In applying its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any one "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

How the Fund Is Managed

Organization and History. The Fund is a series of Rochester Portfolio Series, which was organized in June 1991 as a Massachusetts business trust (the trust is referred to in this section as the "Fund's parent Trust" or the "Trust").
The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund is currently the only series of the Trust.

      |X|   Classes of Shares. The Trustees are authorized, without
shareholder approval, to create new series and classes of shares.  The
Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C and Class X.  All classes invest in the same investment portfolio. Class X shares are no longer offered for sale. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.
The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.  The members of the Audit Committee are
Paul Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and
Brian Wruble.  The Audit Committee met six times during the Fund's fiscal year ended December 31, 2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Mr. Cannon who is only a Trustee of Rochester Fund Municipals, Limited-Term New York Municipal
Fund and Convertible Securities Fund) (referred to as "Board III Funds"):

Oppenheimer Quest For Value Funds, a
  series fund having the following three
  series:

  Oppenheimer Small Cap Value Fund,       Oppenheimer    Quest    International
                                          Value Fund, Inc.
  Oppenheimer Quest Balanced Value Fund   Oppenheimer   Quest   Capital   Value
  and                                     Fund, Inc.
  Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Value Fund, Inc.

Rochester Portfolio Series, a series fund  Bond Fund Series, a series fund
  having one series: Limited-Term New        having one series: Oppenheimer
  York Municipal Fund                        Convertible Securities Fund
Rochester Fund Municipals                  Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 25 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Fielding, Murphy, Molleur, Vottiero, Wixted and Zack, and Mses.
Bechtolt and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of
January 28, 2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the
Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
                   Other Trusteeships/Directorships Held by   Shares     Oppenheimer

Position(s) Held   Trustee;                                   BeneficiallFunds
with Fund, Length  Number of Portfolios in Fund Complex       Owned in   Overseen
of Service, Age    Currently Overseen by Trustee              the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. None       $50,001-$100,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1995 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  Pimco  Advisors  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust.   Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John Cannon,       Director,    Neuberger    Berman    Income None       $10,001-$50,000
Trustee, since     Managers Trust,  Neuberger & Berman Income
1992               Funds   and   Neuberger    Berman   Trust,
Age: 74            (1995-present);  Neuberger  Berman  Equity

                   Funds  (November  2000-present);  Trustee,
                   Neuberger  Berman  Mutual  Funds  (October
                   1994-present);   formerly   Chairman   and
                   Treasurer,  CDC  Associates,  a registered
                   investment        adviser        (December
                   1993-February      1996);      Independent
                   Consultant;  Chief Investment Officer, CDC
                   Associates  (1996-June  2000);  Consultant
                   and  director,  CDC  Associates  (December
                   1993-February     1999).     Oversees    3
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management None       Over
Trustee, since     Associates,   a   financial   and  venture            $100,000
1995               capital  consulting  firm;  Trustee of the
Age: 72            following open-end  investment  companies:
                   Trustee of Capital Cash Management  Trust,
                   Prime Cash Fund,  Pimco  Advisors  VIT and
                   Narragansett   Insured   Tax-Free   Income
                   Fund.  Formerly  a  director  of OCC  Cash
                   Reserves,    Inc.   (open-end   investment
                   company)  (1989-December  2002).  Oversees
                   10  portfolios  in  the   OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A   trustee   or    director    of   other None       Over
Trustee since 1998 Oppenheimer funds.  Oversees 35 portfolios            $100,000
Age: 70            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of None       $10,001-$50,000
Trustee since 1995 Aquila   Management    Corporation,    the
Age: 74            sponsoring   organization   and   manager,
                   administrator  and/or  sub-adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund, Cash Assets Trust,  Prime Cash Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free  Trust,   Aquila  Rocky  Mountain
                   Equity Fund and Pimco  Advisors  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Oversees    10     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1-10,000  Over
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC            $100,000
Age: 60            (private   equity   investment);   General
                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   formerly  Trustee  (May  2000 -  2002)  of
                   Research  Foundation  of AIMR  (investment
                   research,  non-profit);  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Molleur, Murphy and Zack, Two World Financial Center, 225 Liberty
Street, New York, NY 10281-1008, for Messrs. Vottiero and Wixted and Mses.
Bechtolt and Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924, for Mr.
Fielding, 350 Linden Oaks, Rochester, NY 14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice  President  (since January 1996) of the Manager;
Vice President and      Chairman of the  Rochester  Division  of the Manager  (since

Portfolio Manager       January   1996);   an  officer  of  9   portfolios   in  the
since 1996              OppenheimerFunds complex.
Age: 54

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        72  portfolios  as  Trustee/Officer  and  10  portfolios  as
                        Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund Services Division.  An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September

since 2002              1994-September 1998) of the Manager. An officer of 82 in
Age: 40                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X|   Remuneration of
Trustees. The
officers of the Fund
who are affiliated
with the Manager
receive no salary or
fee from the Fund.
The Trustees of the
Fund received the
compensation shown
below from the Fund
during the Fund's
fiscal year ended
December 31, 2003.
The compensation from
all 10 of the Board
III Funds (including
the Fund) represents
compensation received
for serving as a
director or trustee
and member of a
committee (if
applicable) of the
boards of those funds
during the calendar
year 2003. The
amounts shown for
Mr. Cannon relate
solely to Rochester
Fund Municipals,
Limited Term New York
Municipal Fund and
Oppenheimer
Convertible
Securities Fund, as
Mr. Cannon serves as
Trustee of those
Board III Funds only.

-------------------------------------------------------------------------------------
Trustee Name and       Estimated      Totalggregate Compensation                                                       Retirement
Other Fund                         Compensation From Fund1                                             Benefits Accrued as Part of Fund Expenses
Position(s)                          From All
(as applicable)                    Oppenheimer
                        Annual      Funds For
                      Retirement      Which
                      Benefits to   Individual
                     be Paid Upon   Serves As
                      Retirement2  Trustee/Director
-------------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Courtney      $18,557      $17,573       $72,174         $106,000
Board Chairman and
Audit Committee
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Cannon3            $7,461        $7,520       $21,158          $42,617

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Y. Clinton

Audit Committee         $17,681      $17,926       $71,108         $101,000
Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli

Audit Committee         $16,806      $14,392       $67,1044        $213,5365
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee         $16,806      $11,200       $69,561          $96,000
Member

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Wruble

Audit Committee        $16,8066       $2,095        $7,527          $96,000
Member

---------------------------------------------------------------------------------
1.    Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Trustee.

2.    Estimated Annual Retirement Benefits to be Paid Upon Retirement is
   based on a straight life payment plan election with the assumption that a trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirements plan benefits as described below under
   "Retirement Plan for Trustees."

3.    Compensation for Mr. Cannon was paid by Rochester Fund Municipals,
   Limited Term New York Municipal Fund and Oppenheimer Convertible
   Securities Fund only.

Includes $38,050 estimated to be paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds (at December 31, 2003) that are not
   Board III Funds.
5.    Includes $117,536 paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds (at December 31, 2003) that are not Board
   III Funds.
6.    Includes $16,806 deferred by Mr. Wruble under the Deferred Compensation
   Plan described below.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Board III Funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

      |X|   Deferred Compensation Plan for Trustees. The Board of Trustees
has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|   Major Shareholders. As of January 28, 2004, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:
      Citgroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      79,581,423.804 Class A shares (13.47% of the outstanding Class A
      Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin/977/T4, 4800 Deer Lake Drive, E FL 3,
      Jacksonville, FL  32246-6484, which owned 73,532,782.607 Class A shares
      (12.45% of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 18,033,601.674 Class B shares (13.52% of the outstanding Class B shares).

      Citigroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      14,567,440.997 Class B shares (10.92% of the outstanding Class B
      Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin, 4800 Deer Lake Drive, E FL 3, Jacksonville,
      FL  32246-6484, which owned 91,239,605.370 Class C shares (29.93% of the outstanding Class C shares).

      Citigroup Global Markets Inc., 109801250, Attn Cindy Tempesta, 7th
      Floor, 333 West 34th Street, New York, NY 10001-2483, which owned
      34,515,271.533 Class C shares (11.32% of the outstanding Class C
      Shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of its customers, Attn Fund Admin/97GF8, 4800 Deer Lake Drive, E FL 3,
      Jacksonville, FL  32246-6484, which owned 80,285.498 Class X shares
      (70.39% of the outstanding Class X shares).

      Legg Mason Wood Walker Inc., 348-00007-22, PO Box 1476, Baltimore, MD,
      21202, which owned 6,326.752 Class X shares (5.54% of the outstanding
      Class X shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a
           ------------------
duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

      Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31,
2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form
N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at  1.800.225.5677 and (ii) on the SEC's website at
www.sec.gov.
-----------

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting and Administrative
                                                    Services Fee Paid to
Ended 12/31        OppenheimerFunds, Inc.          OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     2001                 $5,333,664                        $389,893
---------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     2002                 $9,423,561                        $699,603
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2003                $13,256,882                       $993,895

-------------------------------------------------------------------------------

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the

   Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year and that the fees changes there under are fair and reasonable. In arriving at a decision, the
Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.
The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

----------------------------------------------------------------
  Fiscal Year Ended    Total Brokerage Commissions Paid by the
        12/31                           Fund1
----------------------------------------------------------------
-----------------------------------------------------------------
          2001                            None
-----------------------------------------------------------------
----------------------------------------------------------------
          2002                            None
----------------------------------------------------------------
----------------------------------------------------------------

         2003                            None

----------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor1   Distributor1 Distributor1
-------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2001    $3,175,203     $580,635      $532,158     $1,801,030   $1,714,796
 ------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2002    $8,438,943    $1,591,809    $1,190,564    $5,756,847   $6,360,590
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2003     $4,776,254     $801,242      $532,187     $2,519,276   $2,849,878

-------------------------------------------------------------------------------

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale. During the fiscal year ended 12/31/97, the
   Fund also offered Class X shares (previously designated as Class B shares). The Fund ceased to offer Class X shares after January 5, 1998.
   The concessions advanced by the Distributor on sales of Class X shares during 2003 were $38,725.

---------------------------------------------------------------------------------

Fiscal Year  Class A          Class B         Class C          Class X
             Contingent       Contingent      Contingent       Contingent
             Deferred Sales   Deferred Sales  Deferred Sales   Deferred Sales
             Charges          Charges         Charges          Charge
             Retained by      Retained by     Retained by      Retained by
Ended 12/31: Distributor      Distributor     Distributor      Distributor

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   2001        $160,687          $226,675          $54,367          $36,227

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
   2002        $149,891          $431,711         $330,896           $3,377
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   2003        $180,171          $996,625         $521,743            None

---------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B Class C and Class X
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B and Class X shares of the
Fund automatically convert into Class A shares 72 months after purchase, the
Fund must obtain the approval of Class A, Class B and Class X shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate allowed under the Class A, Class B and Class C plans and has set no minimum asset amount needed to qualify for payments. The Class X plan permits the Fund to pay an asset-based sales charge of up to 0.75% per year of average daily net assets attributable to Class X shares, but the
Board of Trustees has set that asset-based sales charge 0.50% per year of the average daily net assets attributable to Class X shares.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the
Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended December 31, 2003 payments under the Class A plan totaled $4,693,628, all of which all was paid by the Distributor to recipients, and included $60,936 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B, Class C and Class X Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above. Under the Class X plan, the
Distributor receives a service fee of 0.25% of the average annual net assets of Class X shares and makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average net assets of Class X shares held in accounts of the service providers or their customers.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and increases Class X expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and
Class X shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. However, if there is no other broker-dealer designated as the broker-dealer of record for accounts holding Class C shares the Distributor will retain the asset-based sales charge after the first year those shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase. The Distributor does not retain services fees on Class B, Class C and Class X shares held in accounts for which no other broker-dealer is named as the dealer of record.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 12/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $4,293,949    $3,004,6051       $7,068,378           1.59%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $9,770,143    $4,125,4212       $15,825,106          1.57%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class X Plan     $18,771        $15,1243           None               None

---------------------------------------------------------------------------------

1.    Includes  $16,817  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $24,674  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes $364 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 12/31/2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield
                                                           (39.45%Combined
                                                         Federal/New York Tax
Shares                                                         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      3.64%      3.51%      4.34%      4.19%       6.02%        5.80%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      2.83%       N/A       3.41%       N/A        4.67%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      2.88%       N/A       3.45%       N/A        4.76%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class X      2.86%       N/A       3.32%       N/A        4.72%         N/A

--------------------------------------------------------------------------------
1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2003 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year, and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

      o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

            Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

            Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 12/31/2003

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns

            (10 Years or
           life-of-class,

Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
                                                                (or life of class)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A1   57.70%   63.42%    1.14%    4.80%    3.73%    4.48%    4.66%    5.03%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B   34.03%2   34.03%   -0.01%    3.99%    3.50%    3.68%    4.49%    4.49%2

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class C   33.09%3   33.09%    3.02%    4.02%    3.69%    3.69%    4.38%    4.38%3

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class X   52.73%4   52.73%    3.21%    5.71%    4.08%    4.08%    5.01%    5.01%4

-----------------------------------------------------------------------------------

1. Inception of Class A:      9/18/91
2. Inception of Class B:      5/1/97
3. Inception of Class C:      5/1/97
4. Inception of Class X:      5/1/95

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)

                     For the Periods Ended 12/31/2003

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Year          10-Year
---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on Distributions     1.14%          3.73%           4.68%

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on                   2.24%          3.85%           4.71%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni short-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

about your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. A Letter does not consider Class C shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter
Period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter
Period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter Period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter Period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter Period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter Period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter Period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter Period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain the prospectus(es) of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) can causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the
Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class X shares and the dividends payable on Class B,
Class C or Class X shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class X are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $250,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class X Shares. Effective January 6, 1998, the Fund ceased offering Class X shares to investors. Prior to May 1, 1997, Class X shares had been designated as the Fund's Class B shares. On that date, the Fund re-designated its Class B shares as Class X shares and commenced offering shares of a new Class B. Already-issued Class X shares remain outstanding until they are redeemed or exchanged or converted. (Class X shares of the
Fund may be exchanged only for Class B shares of other Oppenheimer funds.)

      Class X shares were originally sold at net asset value without initial sales charge. However, if Class X shares are redeemed within 4 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That contingent deferred sales charge will not be assessed on shares purchased by reinvestment of dividends or capital gains distributions, nor on the amount of the account value represented by any increase in the net asset value of shares over the original net asset value.
The contingent deferred sales charge is assessed on the lesser of the original net asset value or the net asset value of the shares at the time of redemption. The contingent deferred sales charge is paid to compensate the
Distributor for its expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares.

      To determine whether the contingent deferred sales charge applies to redeemed shares, the Fund redeems shares in the same order as for Class B and
Class C shares. The contingent deferred sales charge is not imposed in the circumstances that apply to waivers of the Class B and Class C contingent deferred sales charge as set forth in Appendix C to this Statement of
Additional Information. The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

-------------------------------------------------------------------
                                  Contingent Deferred Sales
Years Since Beginning of Month    Charge on Redemptions in that
in Which Purchase Order was       Year (as % of Amount Subject to
Accepted                          Charge)
-------------------------------------------------------------------
-------------------------------------------------------------------
0 - 1                             2.50%
-------------------------------------------------------------------
-------------------------------------------------------------------
1 - 2                             2.00%
-------------------------------------------------------------------
-------------------------------------------------------------------
2 - 3                             1.50%
-------------------------------------------------------------------
-------------------------------------------------------------------
3 - 4                             1.00%
-------------------------------------------------------------------
-------------------------------------------------------------------
4 and following                   None
-------------------------------------------------------------------
      In the table, a "year" is a 12-month period. In applying the contingent sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      |X|   Class B and Class X Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B and Class X shares to Class A shares after six years is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B and Class
X shares would occur while that suspension remained in effect. Although Class
B and Class X shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B and Class X shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September. This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

(2)   for accounts held by corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly
           authorized to act on behalf of the registered owner(s);

(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the next net asset value computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class X shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C or Class X contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a dealer or broker under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class X shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use Class A shares held under the plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which
Oppenheimer funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund

   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund

      Oppenheimer New Jersey Municipal Fund      Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.

   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five regular business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next regular business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a  "regulated  investment  company"  under  Subchapter M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends and other taxable ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net long-term  capital  gains over net  short-term  capital  losses)
that it distributes to shareholders.

      If the Fund qualifies as a regulated investment company under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);

(2)   income from securities loans;
(3)   income or gains from options or futures;
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:
 We have audited the accompanying statement of assets and liabilities of Limited
 Term New York Municipal Fund (the sole portfolio constituting Rochester
 Portfolio Series), including the statement of investments, as of December 31,
 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Limited Term New York Municipal Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 January 23, 2004

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
 PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
    AMOUNT                                                COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--99.8%
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK--86.1%
$  785,000      Albany County Airport Authority            5.300%       12/15/2009         12/15/2007 b       $   868,367
---------------------------------------------------------------------------------------------------------------------------
    50,000      Albany County Airport Authority            5.300        12/15/2015 s       12/15/2009 b            53,720
---------------------------------------------------------------------------------------------------------------------------
   750,000      Albany County Airport Authority            5.500        12/15/2019 s       12/15/2009 b           803,160
---------------------------------------------------------------------------------------------------------------------------
     5,000      Albany GO                                  7.000        01/15/2010         01/15/2004 b             5,024
---------------------------------------------------------------------------------------------------------------------------
   250,000      Albany Hsg. Authority                      6.250        10/01/2012 s       10/01/2007 b           264,173
---------------------------------------------------------------------------------------------------------------------------
   430,000      Albany IDA (Albany Medical Center)         5.600        05/01/2005         11/03/2004 c           433,857
---------------------------------------------------------------------------------------------------------------------------
 5,335,000      Albany IDA (Charitable Leadership)         5.500        07/01/2011         07/13/2010 c         5,645,337
---------------------------------------------------------------------------------------------------------------------------
 8,810,000      Albany IDA (Charitable Leadership)         6.000        07/01/2019 s       07/01/2013 b         9,336,486
---------------------------------------------------------------------------------------------------------------------------
 2,660,000      Albany IDA
                (Daughters of Sarah Nursing Home)          5.250        10/20/2021         04/20/2012 b         2,839,816
---------------------------------------------------------------------------------------------------------------------------
 1,665,000      Albany IDA (H. Johnson Office Park)        4.750        03/01/2018 s       03/01/2004 b         1,669,695
---------------------------------------------------------------------------------------------------------------------------
    65,000      Albany IDA (Port of Albany)                6.250        02/01/2005         08/16/2004 c            64,923
---------------------------------------------------------------------------------------------------------------------------
 3,545,000      Albany IDA (Spectrapark)                   7.600        12/01/2009 s       06/01/2004 b         3,555,210
---------------------------------------------------------------------------------------------------------------------------
   125,000      Albany IDA
                (University Heights-Albany Law School)     6.750        12/01/2019 s       12/01/2009 b           149,174
---------------------------------------------------------------------------------------------------------------------------
 1,655,000      Albany IDA
                (University Heights-Albany Pharmacy)       6.750        12/01/2019 s       12/01/2009 b         1,935,721
---------------------------------------------------------------------------------------------------------------------------
    15,000      Albany IDA
                (University Heights-Albany Pharmacy)       6.750        12/01/2029 s       12/01/2009 b            17,277
---------------------------------------------------------------------------------------------------------------------------
 2,000,000      Albany Municipal Water Finance Authority   5.000        12/01/2015         06/01/2008 b         2,103,740
---------------------------------------------------------------------------------------------------------------------------
 3,865,000      Albany Municipal Water Finance Authority   5.250        12/01/2016         06/01/2008 b         4,102,891
---------------------------------------------------------------------------------------------------------------------------
 1,935,000      Albany Municipal Water Finance Authority   5.250        12/01/2017         06/01/2008 b         2,049,242
---------------------------------------------------------------------------------------------------------------------------
 2,915,000      Albany Municipal Water Finance Authority   5.250        12/01/2020         06/01/2008 b         3,056,873
---------------------------------------------------------------------------------------------------------------------------
 3,235,000      Albany Municipal Water Finance Authority   5.250        12/01/2022         06/01/2008 b         3,371,194
---------------------------------------------------------------------------------------------------------------------------
 2,590,000      Albany Municipal Water Finance Authority   5.250        12/01/2023         06/01/2008 b         2,767,467
---------------------------------------------------------------------------------------------------------------------------
 1,000,000      Albany Municipal Water Finance Authority   6.375        12/01/2017 s       12/01/2009 b         1,215,880
---------------------------------------------------------------------------------------------------------------------------
   625,000      Albany Parking Authority                   0.000 z      09/15/2004         09/15/2004             617,669
---------------------------------------------------------------------------------------------------------------------------
    20,000      Albany Parking Authority                   0.000 z      09/15/2005         09/15/2005              19,254
---------------------------------------------------------------------------------------------------------------------------
 2,000,000      Albany Parking Authority                   5.625        07/15/2020 s       07/15/2012 b         2,133,920
---------------------------------------------------------------------------------------------------------------------------
 1,000,000      Albany Parking Authority                   5.625        07/15/2025 s       07/15/2012 b         1,045,460
---------------------------------------------------------------------------------------------------------------------------
   140,000      Allegany County IDA (Houghton College)     5.000        01/15/2010         01/15/2008 b           149,180
---------------------------------------------------------------------------------------------------------------------------
 4,250,000      Allegany County IDA (Houghton College)     5.250        01/15/2018         01/15/2010 b         4,380,518
---------------------------------------------------------------------------------------------------------------------------
 2,790,000      Amherst IDA (Daemen College)               5.750        10/01/2011         07/16/2008 c         3,020,594
---------------------------------------------------------------------------------------------------------------------------
   490,000      Amherst IDA
                (Faculty-Student Assoc. of SUNY
                at Buffalo)                                5.750        04/01/2016         04/01/2012 b           536,913
---------------------------------------------------------------------------------------------------------------------------
   420,000      Amherst IDA
                (Faculty-Student Assoc. of SUNY
                at Buffalo)                                5.750        04/01/2017 s       04/01/2012 b           457,174
---------------------------------------------------------------------------------------------------------------------------
   880,000      Andpress HDC (Andpress Plaza)              6.600        01/15/2023 s       02/15/2004 b           880,810
---------------------------------------------------------------------------------------------------------------------------
    50,000      Arlington Central School District          5.000        12/15/2015         12/15/2009 b            56,640
---------------------------------------------------------------------------------------------------------------------------
 1,380,000      Arlington Central School District          5.000        12/15/2020         12/15/2012 b         1,466,429
---------------------------------------------------------------------------------------------------------------------------
    10,000      Arlington Central School District          5.625        05/15/2022         05/15/2007 b            11,564
---------------------------------------------------------------------------------------------------------------------------
   250,000      Auburn IDA
                (Auburn Memorial Nursing Home)             6.500        02/01/2034         08/01/2004 b           261,995
---------------------------------------------------------------------------------------------------------------------------
 6,940,000      Babylon IDA (WSNCHS East, Inc.)            6.500        08/01/2019 s       08/01/2010 b         8,147,144

                   15 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$  295,000      Battery Park City Authority              5.650%       12/01/2013 s       06/01/2004 b       $   303,186
-------------------------------------------------------------------------------------------------------------------------
 1,980,000      Battery Park City Authority              5.750        06/01/2023 s       06/01/2004 b         2,034,945
-------------------------------------------------------------------------------------------------------------------------
   390,000      Blauvelt Volunteer Fire Company          6.000        10/15/2008         11/16/2006 c           389,540
-------------------------------------------------------------------------------------------------------------------------
    10,000      Brookhaven GO                            6.400        10/01/2010         04/01/2004 b            10,237
-------------------------------------------------------------------------------------------------------------------------
   885,000      Brookhaven IDA (Alternatives
                for Children)                            7.000        02/01/2013         07/09/2009 c           904,505
-------------------------------------------------------------------------------------------------------------------------
 1,545,000      Brookhaven IDA (Dowling College)         6.500        11/01/2012         11/01/2012           1,539,191
-------------------------------------------------------------------------------------------------------------------------
   590,000      Brookhaven IDA (Stony Brook Foundation)  5.750        11/01/2008         12/11/2006 c           625,158
-------------------------------------------------------------------------------------------------------------------------
   315,000      Broome County COP                        5.250        04/01/2022 s       04/01/2004 b           324,028
-------------------------------------------------------------------------------------------------------------------------
   505,000      Buffalo GO                               6.000        12/01/2015         12/01/2009 a           604,303
-------------------------------------------------------------------------------------------------------------------------
   400,000      Carnegie Redevelopment Corp. i           6.250        09/01/2005         03/02/2005 c           398,652
-------------------------------------------------------------------------------------------------------------------------
 1,550,000      Carnegie Redevelopment Corp. i           6.500        09/01/2011         05/17/2009 c         1,534,702
-------------------------------------------------------------------------------------------------------------------------
   435,000      Cattaraugus County IDA
                (Jamestown Community College)            6.000        07/01/2012 s       07/01/2010 b           477,030
-------------------------------------------------------------------------------------------------------------------------
 1,075,000      Chautaugua County Tobacco Asset
                Securitization Corp.                     6.250        07/01/2016         07/01/2010 b         1,102,832
-------------------------------------------------------------------------------------------------------------------------
 2,035,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.000        07/01/2012         08/20/2008 g         2,081,317
-------------------------------------------------------------------------------------------------------------------------
 3,305,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.500        07/01/2024         07/01/2010 b         3,376,520
-------------------------------------------------------------------------------------------------------------------------
18,160,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.750        07/01/2040         07/01/2010 b        18,608,734
-------------------------------------------------------------------------------------------------------------------------
 2,500,000      Clarence IDA (Bristol Village)           6.000        01/20/2044         01/20/2015 b         2,714,675
-------------------------------------------------------------------------------------------------------------------------
   100,000      Clifton Park GO                          5.100        02/01/2011         02/01/2004 b           101,750
-------------------------------------------------------------------------------------------------------------------------
   245,000      Clifton Springs Hospital & Clinic        7.000        01/01/2005         07/09/2004 c           245,118
-------------------------------------------------------------------------------------------------------------------------
 4,195,000      Cortland County IDA
                (Cortland Memorial Hospital)             5.625        07/01/2024 s       07/01/2013 b         4,474,681
-------------------------------------------------------------------------------------------------------------------------
    30,000      Dutchess County GO                       5.375        03/15/2014         03/15/2006 b            32,831
-------------------------------------------------------------------------------------------------------------------------
 1,000,000      Dutchess County IDA (Bard College)       7.000        11/01/2017 s       05/01/2004 b         1,024,280
-------------------------------------------------------------------------------------------------------------------------
 5,205,000      Dutchess County IDA (Marist College)     5.150        07/01/2017         07/01/2013 b         5,472,849
-------------------------------------------------------------------------------------------------------------------------
 2,825,000      Dutchess County IDA
                (Vassar Brothers Hospital)               6.500        04/01/2020 s       04/01/2010 b         3,087,217
-------------------------------------------------------------------------------------------------------------------------
 2,800,000      East Rochester Hsg. Authority
                (Rochester St. Mary's
                Residence Facility)                      5.375        12/20/2022 s       12/20/2012 b         2,974,104
-------------------------------------------------------------------------------------------------------------------------
   550,000      East Rochester Hsg. Authority
                (St. John's Meadows)                     5.750        08/01/2037 s       08/01/2009 b           615,516
-------------------------------------------------------------------------------------------------------------------------
 3,000,000      Elmira City Water Improvement, Series B  5.950        03/01/2016         03/01/2006 b         3,261,870
-------------------------------------------------------------------------------------------------------------------------
 2,250,000      Erie County IDA (Medaille College)       6.875        10/01/2013         07/31/2009 c         2,253,623
-------------------------------------------------------------------------------------------------------------------------
   605,000      Erie County IDA (Medaille College)       7.250        11/01/2010         02/09/2008 c           613,512
-------------------------------------------------------------------------------------------------------------------------
   665,000      Erie County Tobacco Asset
                Securitization Corp.                     5.750        07/15/2013         07/15/2010 b           672,714
-------------------------------------------------------------------------------------------------------------------------
 6,675,000      Erie County Tobacco Asset
                Securitization Corp.                     6.000        07/15/2020         09/16/2010 g         6,731,471
-------------------------------------------------------------------------------------------------------------------------
   620,000      Erie County Tobacco Asset
                Securitization Corp.                     6.125        07/15/2030         06/07/2020 c           612,610
-------------------------------------------------------------------------------------------------------------------------
    20,000      Erie County Tobacco Asset
                Securitization Corp.                     6.250        07/15/2040         07/15/2011 b            20,036

                   16 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$16,825,000     Erie County Tobacco Asset
                Securitization Corp.                     6.500%       07/15/2024         07/15/2010 b      $ 17,206,928
---------------------------------------------------------------------------------------------------------------------------
  2,955,000     Erie County Tobacco Asset
                Securitization Corp.                     6.750        07/15/2040 s       07/15/2010 b         3,053,579
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Essex County IDA
                (International Paper Company)            5.800        12/01/2019         12/01/2007 b         1,020,790
---------------------------------------------------------------------------------------------------------------------------
     25,000     Fairport GO                              5.000        05/15/2006         05/15/2004 b            25,064
---------------------------------------------------------------------------------------------------------------------------
  1,355,000     Franklin County IDA COP                  8.125        08/01/2006         12/24/2005 c         1,365,230
---------------------------------------------------------------------------------------------------------------------------
    600,000     Grand Central BID
                (Grand Central District Management)      5.250        01/01/2022         01/01/2006 b           609,834
---------------------------------------------------------------------------------------------------------------------------
    740,000     Hamilton EHC (Hamilton Apartments)      11.250        01/01/2015 s       05/01/2004 b           754,393
---------------------------------------------------------------------------------------------------------------------------
  1,700,000     Hempstead IDA (Adelphi University)       5.750        06/01/2022 s       06/01/2012 b         1,851,793
---------------------------------------------------------------------------------------------------------------------------
    165,000     Hempstead IDA (Bristal Gardens)          7.000        11/01/2013         11/01/2009 b           165,309
---------------------------------------------------------------------------------------------------------------------------
    225,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         11/01/2009 b           225,261
---------------------------------------------------------------------------------------------------------------------------
    225,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         11/01/2009 b           225,261
---------------------------------------------------------------------------------------------------------------------------
    320,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         08/24/2010             319,424
---------------------------------------------------------------------------------------------------------------------------
  2,050,000     Herkimer County IDA (Burrows Paper) i    8.000        01/01/2009         09/07/2006 c         2,012,752
---------------------------------------------------------------------------------------------------------------------------
    775,000     Herkimer County IDA (College Foundation) 5.850        11/01/2010         01/25/2008 c           833,877
---------------------------------------------------------------------------------------------------------------------------
  2,095,000     Herkimer Hsg. Authority                  7.150        03/01/2011         09/01/2006 b         2,109,560
---------------------------------------------------------------------------------------------------------------------------
     15,000     Hudson HDC
                (Providence Hall-Schuyler Court)         6.400        07/01/2012 s       07/01/2004 b            15,010
---------------------------------------------------------------------------------------------------------------------------
  2,340,000     Hudson HDC
                (Providence Hall-Schuyler Court)         6.500        01/01/2025 s       07/01/2004 b         2,436,525
---------------------------------------------------------------------------------------------------------------------------
    230,000     Hudson IDA (Have, Inc.)                  7.125        12/01/2007         07/11/2006 c           226,780
---------------------------------------------------------------------------------------------------------------------------
     80,000     Islip Union Free School District GO      5.625        07/15/2012         07/15/2004 b            81,740
---------------------------------------------------------------------------------------------------------------------------
  2,810,000     Jamestown Hsg. Authority                 6.125        07/01/2010         10/18/2007 c         2,781,169
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Kenmore Hsg. Authority (SUNY at Buffalo) 5.500        08/01/2024         08/01/2011 b         1,061,300
---------------------------------------------------------------------------------------------------------------------------
 10,500,000     L.I. Power Authority                     5.750        12/01/2024 s       06/01/2008 b        11,593,260
---------------------------------------------------------------------------------------------------------------------------
  7,390,000     L.I. Power Authority, Series A           5.000        12/01/2015         06/01/2008 b         8,035,443
---------------------------------------------------------------------------------------------------------------------------
 14,765,000     L.I. Power Authority, Series A           5.000        12/01/2018         06/01/2008 b        15,852,442
---------------------------------------------------------------------------------------------------------------------------
  5,095,000     L.I. Power Authority, Series A           5.125        12/01/2016         06/01/2008 b         5,576,528
---------------------------------------------------------------------------------------------------------------------------
     75,000     L.I. Power Authority, Series A           5.125        12/01/2022 s       06/01/2008 b            79,009
---------------------------------------------------------------------------------------------------------------------------
  4,250,000     L.I. Power Authority, Series A           5.250        12/01/2026 s       06/01/2008 b         4,402,320
---------------------------------------------------------------------------------------------------------------------------
     25,000     L.I. Power Authority, Series A           5.300        12/01/2019         06/01/2008 b            27,480
---------------------------------------------------------------------------------------------------------------------------
 12,365,000     L.I. Power Authority, Series C           5.500        09/01/2020         03/01/2008 b        13,136,947
---------------------------------------------------------------------------------------------------------------------------
    210,000     Lillian Cooper HDC                       7.000        01/01/2022         07/01/2004 b           216,930
---------------------------------------------------------------------------------------------------------------------------
     80,000     Lillian Cooper HDC                       7.000        01/01/2022 s       07/01/2004 b            80,116
---------------------------------------------------------------------------------------------------------------------------
     25,000     Lillian Cooper HDC                       7.000        01/01/2023 s       07/01/2004 b            25,245
---------------------------------------------------------------------------------------------------------------------------
    280,000     Lillian Cooper HDC                       7.375        01/01/2023 s       07/01/2004 b           289,170
--------------------------------------------------------------------------------------------------------------------------
  3,950,000     Lockport HDC                             6.000        10/01/2018 s       10/01/2009 b         4,051,713
--------------------------------------------------------------------------------------------------------------------------
    805,000     Madison County IDA (Morrisville College) 6.750        07/01/2007         09/20/2005 c           816,479
---------------------------------------------------------------------------------------------------------------------------
    290,000     Madison County IDA
                (Oneida Healthcare Center)               5.300        07/01/2005         01/05/2005 c           305,596
---------------------------------------------------------------------------------------------------------------------------
  2,260,000     Madison County IDA
                (Oneida Healthcare Center)               5.500        02/01/2016         02/01/2013 b         2,458,767

                   17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*     MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   200,000     Medina Hsg. Corp.                        8.250%       08/15/2011 s       02/15/2004 b       $   201,462
-------------------------------------------------------------------------------------------------------------------------
    480,000     Middleton IDA (Fleurchem, Inc.) i        7.125        12/01/2008         02/05/2007 c           484,536
-------------------------------------------------------------------------------------------------------------------------
     40,000     Middletown Hsg. (Alice V. Tomaso Plaza)  6.000        07/01/2009         07/01/2004 b            41,679
-------------------------------------------------------------------------------------------------------------------------
    785,000     Middletown IDA
                (Southwinds Retirement Home)             5.875        03/01/2007         09/26/2005 c           769,520
-------------------------------------------------------------------------------------------------------------------------
      5,000     Monroe County Airport Authority (GRIA)   0.000 z      01/01/2004         01/01/2004               5,000
-------------------------------------------------------------------------------------------------------------------------
    160,000     Monroe County Airport Authority (GRIA)   5.375        01/01/2019         07/01/2004 b           161,742
-------------------------------------------------------------------------------------------------------------------------
    100,000     Monroe County Airport Authority (GRIA)   5.400        01/01/2008         10/01/2005 b           101,312
-------------------------------------------------------------------------------------------------------------------------
  5,970,000     Monroe County COP                        8.050        01/01/2011 s       07/01/2004 b         6,196,860
-------------------------------------------------------------------------------------------------------------------------
     75,000     Monroe County GO                         5.600        12/01/2013         06/01/2004 b            78,334
-------------------------------------------------------------------------------------------------------------------------
  1,755,000     Monroe County IDA (Al Sigl Center)       6.125        12/15/2008         01/26/2007 c         1,841,715
-------------------------------------------------------------------------------------------------------------------------
    525,000     Monroe County IDA (Al Sigl Center)       6.375        12/15/2005         06/20/2005 c           540,666
-------------------------------------------------------------------------------------------------------------------------
  1,135,000     Monroe County IDA (Al Sigl Center)       6.750        12/15/2010         02/01/2009 c         1,172,864
-------------------------------------------------------------------------------------------------------------------------
    750,000     Monroe County IDA (Canal Ponds)          7.000        06/15/2013 s       06/15/2004 b           767,633
-------------------------------------------------------------------------------------------------------------------------
     25,000     Monroe County IDA
                (Collegiate Hsg. Foundation--RIT)        5.000        04/01/2010         04/01/2009 b            25,680
-------------------------------------------------------------------------------------------------------------------------
    610,000     Monroe County IDA
                (Dayton Rogers Manufacturing)            5.850        12/01/2006         12/15/2005 c           592,359
-------------------------------------------------------------------------------------------------------------------------
  1,285,000     Monroe County IDA
                (DePaul Community Facilities)            6.500        02/01/2024 s       02/01/2004 b         1,312,974
-------------------------------------------------------------------------------------------------------------------------
    765,000     Monroe County IDA (DePaul Properties)    5.900        09/01/2007         03/29/2006 c           744,391
-------------------------------------------------------------------------------------------------------------------------
     80,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.700        04/01/2004         04/01/2004              80,205
-------------------------------------------------------------------------------------------------------------------------
     60,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.800        04/01/2005         04/01/2005              60,589
-------------------------------------------------------------------------------------------------------------------------
     65,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.900        04/01/2006         04/01/2006              66,420
-------------------------------------------------------------------------------------------------------------------------
     75,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   6.100        04/01/2008         04/01/2007 b            77,206
-------------------------------------------------------------------------------------------------------------------------
    110,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   6.200        04/01/2009         04/01/2007 b           112,804
-------------------------------------------------------------------------------------------------------------------------
    100,000     Monroe County IDA
                (Nazareth College of Rochester)          5.250        04/01/2018         04/01/2008 b           109,431
-------------------------------------------------------------------------------------------------------------------------
    805,000     Monroe County IDA (Piano Works)          6.625        11/01/2006         11/16/2005 c           808,953
-------------------------------------------------------------------------------------------------------------------------
     35,000     Monroe County IDA (West End Business)    6.750        12/01/2004         12/01/2004              34,990
-------------------------------------------------------------------------------------------------------------------------
 19,380,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.150        06/01/2025         11/03/2009 g        19,471,474
-------------------------------------------------------------------------------------------------------------------------
 11,165,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.375        06/01/2019 s       06/01/2010 b        11,546,173
-------------------------------------------------------------------------------------------------------------------------
  5,305,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.375        06/01/2035         06/01/2010 b         5,368,925
-------------------------------------------------------------------------------------------------------------------------
  3,000,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.625        06/01/2042 s       06/01/2010 b         3,080,250
-------------------------------------------------------------------------------------------------------------------------
    285,000     Monroe Newpower Corp.                    4.500        01/01/2011         10/01/2010 c           293,362
-------------------------------------------------------------------------------------------------------------------------
    155,000     Monroe Newpower Corp.                    4.700        01/01/2012         10/01/2011 c           161,127
-------------------------------------------------------------------------------------------------------------------------
    410,000     Monroe Newpower Corp.                    4.800        01/01/2013         10/01/2012 c           426,564
-------------------------------------------------------------------------------------------------------------------------
  7,800,000     Monroe Newpower Corp.                    6.375        01/01/2024         07/01/2009 b         8,429,070
-------------------------------------------------------------------------------------------------------------------------
    730,000     Montgomery County IDA (ASMF) i,t,u       6.500        01/15/2004         01/15/2004             352,225

                   18 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*       MARKET VALUE
     AMOUNT                                              COUPON          MATURITY           (UNAUDITED)       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   280,000      Mount Vernon IDA (Kings Court)           5.125%       12/01/2023         12/01/2013 b       $   287,022
--------------------------------------------------------------------------------------------------------------------------
    975,000      Mount Vernon IDA (Macedonia Towers)      5.125        12/01/2023         12/01/2013 b           999,453
--------------------------------------------------------------------------------------------------------------------------
    375,000      Mount Vernon IDA (Meadowview)            6.000        06/01/2009         01/31/2007 c           375,836
--------------------------------------------------------------------------------------------------------------------------
    270,000      Mount Vernon IDA (Section 8), Series A   3.250        12/01/2007         12/01/2007             266,668
--------------------------------------------------------------------------------------------------------------------------
    280,000      Mount Vernon IDA (Section 8), Series A   3.500        06/01/2008         06/01/2008             276,158
--------------------------------------------------------------------------------------------------------------------------
  5,275,000      Mount Vernon IDA (Section 8), Series A   5.250        12/01/2014 s       06/01/2008 b         5,436,784
--------------------------------------------------------------------------------------------------------------------------
     25,000      MTA Commuter Facilities, Series 7        5.625        07/01/2016 s       07/01/2004 b            25,600
--------------------------------------------------------------------------------------------------------------------------
  6,600,000      MTA Commuter Facilities, Series A        6.500        07/01/2016         07/01/2007 a         7,614,882
--------------------------------------------------------------------------------------------------------------------------
     10,000      MTA Commuter Facilities, Series B        5.000        07/01/2017         07/01/2009 a            10,928
--------------------------------------------------------------------------------------------------------------------------
      5,000      MTA Commuter Facilities, Series D        5.000        07/01/2016         07/01/2007 a             5,489
--------------------------------------------------------------------------------------------------------------------------
  2,000,000      MTA Dedicated Tax Fund, Series A         6.125        04/01/2015         04/01/2010 a         2,383,180
--------------------------------------------------------------------------------------------------------------------------
  1,000,000      MTA Dedicated Tax Fund, Series A         6.125        04/01/2017         04/01/2010 a         1,191,590
--------------------------------------------------------------------------------------------------------------------------
    225,000      MTA Service Contract, Series 3           7.375        07/01/2008         08/21/2006 c           255,605
--------------------------------------------------------------------------------------------------------------------------
 15,350,000      MTA Service Contract, Series A           5.750        07/01/2031         07/01/2012 b        17,233,138
--------------------------------------------------------------------------------------------------------------------------
  7,135,000      MTA, Series A                            6.500        07/01/2016         07/01/2007 a         8,232,149
--------------------------------------------------------------------------------------------------------------------------
     55,000      MTA, Series B                            5.000        07/01/2020 s       07/01/2007 b            59,045
--------------------------------------------------------------------------------------------------------------------------
 20,000,000      MTA, Series U                            5.750        11/15/2032         11/15/2012 b        21,791,200
--------------------------------------------------------------------------------------------------------------------------
 15,000,000      Municipal Assistance Corp. for
                 New York, NY                             6.000        07/01/2008         07/01/2007 b        17,163,150
--------------------------------------------------------------------------------------------------------------------------
  1,350,000      Nassau County GO                         5.125        03/01/2014         03/01/2006 b         1,480,248
--------------------------------------------------------------------------------------------------------------------------
    100,000      Nassau County GO                         5.875        08/01/2014         02/01/2004 b           102,368
--------------------------------------------------------------------------------------------------------------------------
      5,000      Nassau County GO                         5.875        05/15/2015         05/15/2004 b             5,127
--------------------------------------------------------------------------------------------------------------------------
     10,000      Nassau County GO                         5.875        05/15/2016         05/15/2004 b            10,254
--------------------------------------------------------------------------------------------------------------------------
     20,000      Nassau County GO                         6.375        05/15/2013         05/15/2004 b            20,368
--------------------------------------------------------------------------------------------------------------------------
     10,000      Nassau County GO                         6.375        05/15/2014         05/15/2004 b            10,394
--------------------------------------------------------------------------------------------------------------------------
    710,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2015         03/01/2010 b           862,742
--------------------------------------------------------------------------------------------------------------------------
    720,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2016         03/01/2010 b           872,647
--------------------------------------------------------------------------------------------------------------------------
    730,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2017         03/01/2010 b           884,767
--------------------------------------------------------------------------------------------------------------------------
    740,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2018         03/01/2010 b           896,887
--------------------------------------------------------------------------------------------------------------------------
    745,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2019         03/01/2010 b           902,947
--------------------------------------------------------------------------------------------------------------------------
     90,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2020         03/01/2010 b           108,271
--------------------------------------------------------------------------------------------------------------------------
  1,300,000      Nassau County GO General Improvement,
                 Series F                                 6.500        03/01/2018         03/01/2010 b         1,539,486
--------------------------------------------------------------------------------------------------------------------------
  1,635,000      Nassau County GO General Improvement,
                 Series F                                 6.500        03/01/2019         03/01/2010 b         1,936,200
--------------------------------------------------------------------------------------------------------------------------
    705,000      Nassau County GO General Improvement,
                 Series F                                 7.000        03/01/2014         03/01/2010 b           859,543
--------------------------------------------------------------------------------------------------------------------------
  3,435,000      Nassau County GO General Improvement,
                 Series F                                 7.000        03/01/2016         03/01/2010 b         4,249,335
--------------------------------------------------------------------------------------------------------------------------
    565,000      Nassau County IDA (ALIA--ACDS)           7.000        10/01/2016         09/29/2010 g           587,272
--------------------------------------------------------------------------------------------------------------------------
  1,220,000      Nassau County IDA (ALIA--ACLD)           5.750        09/01/2011         12/20/2008 c         1,234,359
--------------------------------------------------------------------------------------------------------------------------
    840,000      Nassau County IDA (ALIA--CMA)            7.000        10/01/2016         10/02/2010 g           881,882

                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*       MARKET VALUE
     AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   645,000      Nassau County IDA (ALIA--CRR)            7.000%       10/01/2016         10/19/2010 g       $   677,160
--------------------------------------------------------------------------------------------------------------------------
    140,000      Nassau County IDA (ALIA--FREE)           7.000        10/01/2016         11/01/2011 b           146,038
--------------------------------------------------------------------------------------------------------------------------
    590,000      Nassau County IDA (ALIA--HKSB)           7.000        10/01/2016         10/03/2010 g           619,417
--------------------------------------------------------------------------------------------------------------------------
    355,000      Nassau County IDA (North Shore CFGA)     5.750        05/01/2008         06/11/2006 c           348,244
--------------------------------------------------------------------------------------------------------------------------
    845,000      Nassau County IDA (United
                 Cerebral Palsy)                          5.750        11/01/2007         05/27/2006 c           846,834
--------------------------------------------------------------------------------------------------------------------------
  2,215,000      Nassau County IDA (United
                 Cerebral Palsy)                          5.750        11/01/2009         05/15/2007 c         2,186,471
--------------------------------------------------------------------------------------------------------------------------
    545,000      Nassau County Tobacco Settlement Corp.   5.400        07/15/2013         07/15/2004 e           562,118
--------------------------------------------------------------------------------------------------------------------------
    615,000      Nassau County Tobacco Settlement Corp.   5.500        07/15/2014         07/15/2005 e           638,302
--------------------------------------------------------------------------------------------------------------------------
    645,000      Nassau County Tobacco Settlement Corp.   5.625        07/15/2015         07/15/2006 e           672,245
--------------------------------------------------------------------------------------------------------------------------
  3,115,000      Nassau County Tobacco Settlement Corp.   5.700        07/15/2015         07/15/2007 e         3,255,673
--------------------------------------------------------------------------------------------------------------------------
    590,000      Nassau County Tobacco Settlement Corp.   5.750        07/15/2016         07/15/2007 e           606,886
--------------------------------------------------------------------------------------------------------------------------
  3,550,000      Nassau County Tobacco Settlement Corp.   5.875        07/15/2016         07/15/2008 e         3,725,193
--------------------------------------------------------------------------------------------------------------------------
    570,000      Nassau County Tobacco Settlement Corp.   6.000        07/15/2017         07/15/2009 e           589,614
--------------------------------------------------------------------------------------------------------------------------
    150,000      Nassau County Tobacco Settlement Corp.   6.125        07/15/2018         07/15/2009 b           153,182
--------------------------------------------------------------------------------------------------------------------------
    125,000      Nassau County Tobacco Settlement Corp.   6.200        07/15/2018         07/15/2009 b           128,156
--------------------------------------------------------------------------------------------------------------------------
  2,215,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2019 s       07/15/2009 b         2,258,768
--------------------------------------------------------------------------------------------------------------------------
  4,530,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2019         07/15/2009 b         4,619,513
--------------------------------------------------------------------------------------------------------------------------
  4,025,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2020 s       07/15/2009 b         4,080,787
--------------------------------------------------------------------------------------------------------------------------
  3,610,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2020         07/15/2009 b         3,660,035
--------------------------------------------------------------------------------------------------------------------------
  2,230,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2021         07/15/2009 b         2,254,909
--------------------------------------------------------------------------------------------------------------------------
  4,900,000      Nassau County Tobacco Settlement Corp.   6.300        07/15/2021         07/15/2009 b         4,967,816
--------------------------------------------------------------------------------------------------------------------------
  1,320,000      Nassau County Tobacco Settlement Corp.   6.300        07/15/2022         07/15/2009 b         1,338,269
--------------------------------------------------------------------------------------------------------------------------
 18,370,000      Nassau County Tobacco Settlement Corp.   6.400        07/15/2033         07/15/2010 b        18,525,227
--------------------------------------------------------------------------------------------------------------------------
 15,000,000      Nassau County Tobacco Settlement Corp.   6.500        07/15/2027         07/15/2009 b        15,286,800
--------------------------------------------------------------------------------------------------------------------------
 41,500,000      Nassau County Tobacco Settlement Corp.   6.600        07/15/2039         07/15/2009 b        42,290,575
--------------------------------------------------------------------------------------------------------------------------
     70,000      Nassau Healthcare Corp.                  5.750        08/01/2029         08/01/2009 b            78,020
--------------------------------------------------------------------------------------------------------------------------
    345,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           346,822
--------------------------------------------------------------------------------------------------------------------------
    160,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           158,333
--------------------------------------------------------------------------------------------------------------------------
    210,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           207,812
--------------------------------------------------------------------------------------------------------------------------
    305,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           301,819
--------------------------------------------------------------------------------------------------------------------------
    225,000      Nassau IDA (EBS North Hills LLC) w       7.000        11/01/2013         03/28/2010 c           222,656
--------------------------------------------------------------------------------------------------------------------------
    225,000      Nassau IDA (EBS North Hills LLC) w       7.000        11/01/2013         03/28/2010 c           222,656
--------------------------------------------------------------------------------------------------------------------------
     50,000      New Rochelle GO, Series A                6.200        03/15/2021         03/15/2004 b            51,471
--------------------------------------------------------------------------------------------------------------------------
     25,000      New Rochelle GO, Series A                6.200        03/15/2022         03/15/2004 b            25,736
--------------------------------------------------------------------------------------------------------------------------
  1,295,000      New Rochelle IDA (College of
                 New Rochelle)                            5.500        07/01/2019         07/01/2009 b         1,367,805
--------------------------------------------------------------------------------------------------------------------------
    555,000      New Rochelle Municipal Hsg. Authority,
                 Series A                                 5.000        12/01/2008         10/12/2006 c           545,265
--------------------------------------------------------------------------------------------------------------------------
  9,115,000      New Rochelle Municipal Hsg. Authority,
                 Series A                                 5.550        12/01/2014         03/12/2012 c         8,817,669
--------------------------------------------------------------------------------------------------------------------------
     85,000      New Rochelle Municipal Hsg. Authority,
                 Series B t,u                             6.500        12/01/2014         05/18/2012 c            81,599
--------------------------------------------------------------------------------------------------------------------------
  1,770,000      Newark-Wayne Community Hospital          7.600        09/01/2015         01/11/2011 c         1,714,829
--------------------------------------------------------------------------------------------------------------------------
     60,000      Newburgh GO                              7.600        04/01/2008         04/01/2004 b            60,947
--------------------------------------------------------------------------------------------------------------------------
    770,000      Newburgh IDA (Bourne & Kenney
                 Redevelopment Company)                   5.650        08/01/2020 s       08/01/2009 b           813,297

                   20 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*       MARKET VALUE
     AMOUNT                                                COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    25,000      Niagara County GO                          5.875%       07/15/2009         07/15/2004 b       $    26,114
----------------------------------------------------------------------------------------------------------------------------
    150,000      Niagara County IDA
                 (American Ref-Fuel Company)                5.550        11/15/2024         11/15/2012 b           159,155
----------------------------------------------------------------------------------------------------------------------------
  5,000,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.450        11/15/2025         11/15/2012 d         5,313,950
----------------------------------------------------------------------------------------------------------------------------
  7,000,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.550        11/15/2024         11/15/2011 b         7,385,630
----------------------------------------------------------------------------------------------------------------------------
  9,850,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.625        11/15/2024         11/15/2012 b        10,409,086
----------------------------------------------------------------------------------------------------------------------------
  1,175,000      Niagara County Tobacco Asset
                 Securitization Corp.                       5.875        05/15/2022         05/15/2015 e         1,141,266
----------------------------------------------------------------------------------------------------------------------------
 11,995,000      Niagara County Tobacco Asset
                 Securitization Corp.                       6.750        05/15/2029 s       05/15/2010 b        12,351,611
----------------------------------------------------------------------------------------------------------------------------
     45,000      Niagara County Tobacco Asset
                 Securitization Corp.                       5.375        05/15/2018         05/15/2009 e            43,863
----------------------------------------------------------------------------------------------------------------------------
  6,000,000      Niagara Falls City School District         5.875        06/15/2019         06/15/2008 b         6,775,440
----------------------------------------------------------------------------------------------------------------------------
  1,195,000      Niagara Falls CSD COP
                 (High School Facility)                     6.500        06/15/2019         06/15/2009 b         1,308,202
----------------------------------------------------------------------------------------------------------------------------
  1,030,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2025         07/15/2013 b         1,103,995
----------------------------------------------------------------------------------------------------------------------------
  3,370,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2027         07/15/2013 b         3,612,101
----------------------------------------------------------------------------------------------------------------------------
  1,055,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2028         07/15/2013 b         1,130,791
----------------------------------------------------------------------------------------------------------------------------
  2,500,000      Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)    5.625        04/01/2029 s       04/01/2009 b         2,724,325
----------------------------------------------------------------------------------------------------------------------------
     30,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.000        04/01/2008         04/01/2004 b            30,925
----------------------------------------------------------------------------------------------------------------------------
     50,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.000        04/01/2014         04/01/2004 b            51,562
----------------------------------------------------------------------------------------------------------------------------
  2,500,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.250        04/01/2024         04/01/2004 b         2,578,375
----------------------------------------------------------------------------------------------------------------------------
     30,000      North Salem Central School District        5.700        10/15/2011         10/15/2004 b            31,633
----------------------------------------------------------------------------------------------------------------------------
  4,330,000      NY Counties Tobacco Trust I (TASC)         5.800        06/01/2023         11/03/2005 g         4,369,446
----------------------------------------------------------------------------------------------------------------------------
 14,195,000      NY Counties Tobacco Trust I (TASC)         6.300        06/01/2019 s       06/01/2010 b        14,702,613
----------------------------------------------------------------------------------------------------------------------------
 11,480,000      NY Counties Tobacco Trust I (TASC)         6.500        06/01/2035         06/01/2010 b        11,702,712
----------------------------------------------------------------------------------------------------------------------------
     70,000      NY Counties Tobacco Trust I (TASC)         6.625        06/01/2042 s       06/01/2010 b            71,873
----------------------------------------------------------------------------------------------------------------------------
 26,525,000      NY Counties Tobacco Trust II (TASC)        5.250        06/01/2025         12/31/2009 c        25,287,874
----------------------------------------------------------------------------------------------------------------------------
    155,000      NY Counties Tobacco Trust II (TASC)        5.625        06/01/2035         04/21/2019 c           142,388
----------------------------------------------------------------------------------------------------------------------------
  1,675,000      NY Counties Tobacco Trust II (TASC)        5.750        06/01/2014         06/01/2014           1,673,861
----------------------------------------------------------------------------------------------------------------------------
  2,120,000      NY Counties Tobacco Trust II (TASC)        6.000        06/01/2015         06/01/2011 b         2,146,521
----------------------------------------------------------------------------------------------------------------------------
  2,330,000      NY Counties Tobacco Trust II (TASC)        6.000        06/01/2016         06/01/2012 b         2,343,770
----------------------------------------------------------------------------------------------------------------------------
  9,000,000      NY Counties Tobacco Trust III              5.000        06/01/2027         12/10/2007           9,014,400
----------------------------------------------------------------------------------------------------------------------------
  4,000,000      NY Counties Tobacco Trust III              5.750        06/01/2033         09/30/2012           3,945,600
----------------------------------------------------------------------------------------------------------------------------
 16,000,000      NY Counties Tobacco Trust III              6.000        06/01/2043         03/30/2017 c        15,791,840
----------------------------------------------------------------------------------------------------------------------------
    150,000      NYC Educational Construction Fund          5.625        04/01/2013         04/01/2004 b           153,837
----------------------------------------------------------------------------------------------------------------------------
     50,000      NYC GO                                     5.250        08/01/2021         08/01/2007 b            51,494
----------------------------------------------------------------------------------------------------------------------------
     10,000      NYC GO                                     5.250        11/15/2021 s       11/15/2007 b            10,313
----------------------------------------------------------------------------------------------------------------------------
     10,000      NYC GO                                     5.375        10/01/2022         08/01/2008 b            10,134
----------------------------------------------------------------------------------------------------------------------------
  7,700,000      NYC GO                                     5.500        06/01/2023         06/01/2013 b         8,276,268

                   21 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                           EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*     MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$14,765,000     NYC GO                                   5.500%       05/15/2024 s       05/15/2010 b      $15,630,820
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.500        02/15/2026         02/15/2008 b           10,315
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   5.600        12/01/2010         06/01/2004 b           15,136
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   5.625        08/01/2014         08/01/2006 b           15,626
------------------------------------------------------------------------------------------------------------------------
    180,000     NYC GO                                   5.625        08/01/2015         08/01/2004 b          187,515
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.750        05/15/2012         05/15/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
 10,750,000     NYC GO                                   5.750        10/15/2012         10/15/2007 b       12,030,325
------------------------------------------------------------------------------------------------------------------------
  1,205,000     NYC GO                                   5.750        02/01/2014 s       02/01/2006 b        1,307,485
------------------------------------------------------------------------------------------------------------------------
     70,000     NYC GO                                   5.750        02/01/2015         02/01/2006 b           77,067
------------------------------------------------------------------------------------------------------------------------
    435,000     NYC GO                                   5.750        02/01/2015         02/01/2006 b          467,364
------------------------------------------------------------------------------------------------------------------------
     55,000     NYC GO                                   5.750        08/01/2015         02/01/2004 b           56,007
------------------------------------------------------------------------------------------------------------------------
  1,035,000     NYC GO                                   5.750        03/01/2018         03/01/2013 b        1,157,202
------------------------------------------------------------------------------------------------------------------------
    500,000     NYC GO                                   5.750        08/01/2018         08/01/2012 b          555,920
------------------------------------------------------------------------------------------------------------------------
    500,000     NYC GO                                   5.750        08/01/2018         08/01/2012 b          555,920
------------------------------------------------------------------------------------------------------------------------
    685,000     NYC GO                                   5.750        02/01/2019         02/01/2006 b          754,158
------------------------------------------------------------------------------------------------------------------------
    715,000     NYC GO                                   5.750        02/01/2019         02/01/2006 b          768,196
------------------------------------------------------------------------------------------------------------------------
  5,810,000     NYC GO                                   5.750        03/01/2021         03/01/2013 b        6,402,969
------------------------------------------------------------------------------------------------------------------------
  7,195,000     NYC GO                                   5.750        03/15/2022         03/15/2012 b        7,834,132
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.875        03/15/2018         03/15/2006 b           10,817
------------------------------------------------------------------------------------------------------------------------
 10,520,000     NYC GO                                   5.875        06/01/2019         06/01/2012 b       11,714,651
------------------------------------------------------------------------------------------------------------------------
  7,015,000     NYC GO                                   5.875        08/01/2019         08/01/2012 b        7,824,741
------------------------------------------------------------------------------------------------------------------------
  8,075,000     NYC GO                                   5.875        06/01/2020         06/01/2012 b        8,955,821
------------------------------------------------------------------------------------------------------------------------
  9,770,000     NYC GO                                   5.875        06/01/2021         06/01/2012 b       10,792,235
------------------------------------------------------------------------------------------------------------------------
  4,310,000     NYC GO                                   5.875        08/01/2024 s       08/01/2008 b        4,728,458
------------------------------------------------------------------------------------------------------------------------
    430,000     NYC GO                                   5.875        08/01/2024 s       08/01/2006 b          473,804
------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   5.900        08/01/2010         08/01/2006 b           26,904
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        08/01/2006         02/01/2004 b           15,052
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2006         02/01/2004 b           10,184
------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO                                   6.000        08/01/2006         02/01/2004 a           50,234
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2007         02/01/2004 b            5,017
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2007         02/01/2004 b            5,092
------------------------------------------------------------------------------------------------------------------------
     55,000     NYC GO                                   6.000        08/01/2007         08/01/2004 b           57,416
------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   6.000        08/01/2007         08/01/2004 b           25,978
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2008         02/01/2004 b            5,018
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2009         02/01/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        05/15/2010         05/15/2004 b           15,278
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2010         02/01/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
     60,000     NYC GO                                   6.000        02/01/2011         02/01/2006 b           65,514
------------------------------------------------------------------------------------------------------------------------
    140,000     NYC GO                                   6.000        08/01/2011         02/01/2004 a          140,510
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2011         02/01/2004 b           10,186
------------------------------------------------------------------------------------------------------------------------
     30,000     NYC GO                                   6.000        08/01/2012         02/01/2004 a           30,164
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        08/01/2012         02/01/2004 b           15,279
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        02/15/2013         02/15/2005 b            5,322
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        02/15/2014         02/15/2005 a            10,644

                   22 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   15,000      NYC GO                                   6.000%       02/15/2015         02/15/2005 a       $    15,965
-------------------------------------------------------------------------------------------------------------------------
   450,000      NYC GO                                   6.000        08/01/2015         02/01/2004 a           451,697
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.000        08/01/2016 s       08/01/2006 b            10,936
-------------------------------------------------------------------------------------------------------------------------
    85,000      NYC GO                                   6.000        02/01/2022         08/01/2006 b            93,292
-------------------------------------------------------------------------------------------------------------------------
 1,210,000      NYC GO                                   6.000        05/15/2022         05/15/2010 b         1,342,955
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.000        02/15/2024         02/15/2006 b            10,853
-------------------------------------------------------------------------------------------------------------------------
    15,000      NYC GO                                   6.000        08/01/2026 s       08/01/2006 b            16,877
-------------------------------------------------------------------------------------------------------------------------
    75,000      NYC GO                                   6.000        08/01/2026 s       08/01/2006 b            82,376
-------------------------------------------------------------------------------------------------------------------------
   160,000      NYC GO                                   6.000        08/15/2026 s       08/15/2008 b           180,262
-------------------------------------------------------------------------------------------------------------------------
   155,000      NYC GO                                   6.000        08/15/2026 s       08/15/2008 b           170,413
-------------------------------------------------------------------------------------------------------------------------
    40,000      NYC GO                                   6.000        10/15/2026 s       08/01/2006 b            44,664
-------------------------------------------------------------------------------------------------------------------------
    55,000      NYC GO                                   6.125        08/01/2011         08/01/2004 b            57,456
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.125        08/01/2011         08/01/2004 b            10,411
-------------------------------------------------------------------------------------------------------------------------
   210,000      NYC GO                                   6.125        08/01/2025 s       08/01/2007 b           236,903
-------------------------------------------------------------------------------------------------------------------------
   315,000      NYC GO                                   6.125        08/01/2025         08/01/2007 b           352,709
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.250        08/01/2008         08/01/2004 b            10,409
-------------------------------------------------------------------------------------------------------------------------
   200,000      NYC GO                                   6.250        08/01/2011         08/01/2006 b           223,048
-------------------------------------------------------------------------------------------------------------------------
    80,000      NYC GO                                   6.250        08/01/2012         08/01/2006 b            90,517
-------------------------------------------------------------------------------------------------------------------------
 1,920,000      NYC GO                                   6.250        08/01/2012         08/01/2006 b         2,136,096
-------------------------------------------------------------------------------------------------------------------------
 3,875,000      NYC GO                                   6.250        08/01/2013         08/01/2006 b         4,384,408
-------------------------------------------------------------------------------------------------------------------------
   175,000      NYC GO                                   6.250        08/01/2013         08/01/2006 b           194,696
-------------------------------------------------------------------------------------------------------------------------
 1,100,000      NYC GO                                   6.350        05/15/2014         05/15/2008 b         1,297,802
-------------------------------------------------------------------------------------------------------------------------
   255,000      NYC GO                                   6.350        05/15/2014         05/15/2008 b           293,064
-------------------------------------------------------------------------------------------------------------------------
 1,640,000      NYC GO                                   6.375        08/15/2009         08/15/2005 b         1,790,913
-------------------------------------------------------------------------------------------------------------------------
 2,360,000      NYC GO                                   6.375        08/15/2009         08/15/2005 b         2,546,416
-------------------------------------------------------------------------------------------------------------------------
   785,000      NYC GO                                   6.375        08/01/2010         08/01/2005 b           855,626
-------------------------------------------------------------------------------------------------------------------------
   710,000      NYC GO                                   6.375        08/01/2010         08/01/2005 b           765,096
-------------------------------------------------------------------------------------------------------------------------
   815,000      NYC GO                                   6.375        08/15/2010         08/15/2005 b           889,719
-------------------------------------------------------------------------------------------------------------------------
 5,400,000      NYC GO                                   6.375        08/01/2012         08/15/2005 a         5,895,072
-------------------------------------------------------------------------------------------------------------------------
   103,000      NYC GO                                   6.500        08/01/2014         08/01/2005 b           112,469
-------------------------------------------------------------------------------------------------------------------------
    40,000      NYC GO                                   6.500        08/01/2016         08/01/2005 b            43,677
-------------------------------------------------------------------------------------------------------------------------
   830,000      NYC GO                                   6.500        05/15/2017         05/15/2010 b           958,941
-------------------------------------------------------------------------------------------------------------------------
   150,000      NYC GO                                   6.500        08/01/2019         08/01/2005 a           163,790
-------------------------------------------------------------------------------------------------------------------------
   160,000      NYC GO                                   7.000        12/01/2006         06/01/2004 b           163,726
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2009         02/01/2004 b             5,022
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        12/01/2010         06/01/2004 b             5,110
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2011         02/01/2004 b             5,024
-------------------------------------------------------------------------------------------------------------------------
    30,000      NYC GO                                   7.000        02/01/2012         02/01/2004 b            30,133
-------------------------------------------------------------------------------------------------------------------------
    25,000      NYC GO                                   7.000        10/01/2015         04/01/2004 a            25,157
-------------------------------------------------------------------------------------------------------------------------
    70,000      NYC GO                                   7.000        10/01/2016         04/01/2004 a            70,440
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2018         02/01/2004 b             5,021
-------------------------------------------------------------------------------------------------------------------------
    35,000      NYC GO                                   7.000        10/01/2018         04/01/2004 a            35,485
-------------------------------------------------------------------------------------------------------------------------
    15,000      NYC GO                                   7.000        10/01/2019         04/01/2004 a            15,208
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.100        02/01/2004         02/01/2004               5,024

                   23 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$     5,000     NYC GO                                   7.200%       02/01/2005         02/01/2004 b       $     5,024
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYC GO                                   7.250        10/01/2005         04/01/2004 a            40,584
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO                                   7.250        02/01/2007         02/01/2004 a           100,489
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   7.250        02/01/2007         02/01/2004 b             5,023
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.250        08/15/2017         02/15/2004 a            15,630
-------------------------------------------------------------------------------------------------------------------------
 10,135,000     NYC GO                                   7.500        02/01/2004         02/01/2004          10,187,702
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC GO                                   7.500        02/01/2004         02/01/2004           2,010,300
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   7.500        12/01/2004         06/01/2004 a            25,650
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYC GO                                   7.500        02/01/2005         02/01/2004 b            95,450
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   7.500        08/15/2005         02/15/2004 b             5,034
-------------------------------------------------------------------------------------------------------------------------
    330,000     NYC GO                                   7.500        02/01/2006         02/01/2004 b           331,544
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.500        02/01/2007         02/01/2004 b            15,071
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.500        02/01/2009         02/01/2004 b            15,072
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYC GO                                   7.650        02/01/2007         02/01/2004 b            40,193
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYC GO                                   7.750        08/15/2027         02/15/2004 b            30,215
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYC GO                                   7.750        08/15/2028         02/15/2004 b            20,143
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO DIAMONDS t                        0.000 v      02/01/2025         02/01/2006 b            91,212
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO DIAMONDS t                        0.000 v      08/01/2025 s       08/01/2007 b            21,010
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYC GO RIBS                              9.968 r      08/29/2008         02/01/2004 b            93,259
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO RIBS                              9.968 r      07/29/2010         02/01/2004 b            51,811
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO RIBS                              9.968 r      08/27/2015         02/01/2004 b            51,774
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO RIBS                             10.066 r      08/22/2013         02/01/2004 b           103,616
-------------------------------------------------------------------------------------------------------------------------
    450,000     NYC GO RIBS                             10.770 r      09/01/2011         02/01/2004 b           459,185
-------------------------------------------------------------------------------------------------------------------------
    235,000     NYC HDC (Barclay Avenue)                 5.750        04/01/2007         08/04/2005 g           251,739
-------------------------------------------------------------------------------------------------------------------------
    245,000     NYC HDC (Multifamily Hsg.), Series A     5.625        05/01/2012         05/01/2008 b           245,931
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYC HDC (Multifamily Hsg.), Series A     5.750        11/01/2018 s       05/01/2007 b           541,960
-------------------------------------------------------------------------------------------------------------------------
  2,735,000     NYC HDC (Multifamily Hsg.), Series A     6.550        10/01/2015 s       04/01/2004 b         2,836,195
-------------------------------------------------------------------------------------------------------------------------
    275,000     NYC HDC (Multifamily Hsg.), Series A     6.550        04/01/2018 s       04/01/2004 b           281,504
-------------------------------------------------------------------------------------------------------------------------
 29,000,000     NYC HDC (Multifamily Hsg.), Series A     6.600        04/01/2030 s       04/01/2004 b        29,698,610
-------------------------------------------------------------------------------------------------------------------------
  5,245,000     NYC HDC (Multifamily Hsg.), Series B     5.875        11/01/2018 s       05/01/2009 b         5,505,100
-------------------------------------------------------------------------------------------------------------------------
    655,000     NYC HDC (Multifamily Hsg.), Series D     5.500        11/01/2019         11/01/2006 b           682,058
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYC HDC (Multifamily Hsg.), Series E     6.250        05/01/2036         11/01/2009 b           214,964
-------------------------------------------------------------------------------------------------------------------------
 27,600,000     NYC Health & Hospital Corp.              5.250        02/15/2017 s       02/15/2010 b        28,302,144
-------------------------------------------------------------------------------------------------------------------------
  1,325,000     NYC IDA (Acme Architectural Products)    5.875        11/01/2009         07/04/2007 c         1,253,278
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     NYC IDA
                (Airis JFK I/JFK International Airport)  6.000        07/01/2015         07/01/2011 b        10,163,400
-------------------------------------------------------------------------------------------------------------------------
    320,000     NYC IDA (ALA Realty)                     7.000        12/01/2005         06/07/2005 c           323,914
-------------------------------------------------------------------------------------------------------------------------
    435,000     NYC IDA (Atlantic Veal & Lamb)           7.250        12/01/2008         01/24/2007 c           435,827
-------------------------------------------------------------------------------------------------------------------------
  4,985,000     NYC IDA (Beth Abraham Health Services)   6.000        02/15/2013         02/27/2009 c         4,994,970
-------------------------------------------------------------------------------------------------------------------------
  1,015,000     NYC IDA (Beth Abraham Health Services)   6.000        11/15/2013         06/28/2009 c         1,015,802
-------------------------------------------------------------------------------------------------------------------------
    485,000     NYC IDA (Beth Abraham Health Services)   6.000        11/15/2013         07/04/2009 c           485,383

                   24 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON          MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   165,000     NYC IDA
                (Brooklyn Heights Montessori School)      7.500%       01/01/2007          08/14/2005 c      $    168,300
--------------------------------------------------------------------------------------------------------------------------
  6,290,000     NYC IDA (Calhoun School)                  6.250        12/01/2017          10/13/2012 c         6,352,145
--------------------------------------------------------------------------------------------------------------------------
    505,000     NYC IDA (Chardan Corp.)                   6.250        11/01/2008          12/14/2006 c           498,814
--------------------------------------------------------------------------------------------------------------------------
    235,000     NYC IDA (College of Aeronautics)          5.500        05/01/2012          05/01/2008 b           246,163
--------------------------------------------------------------------------------------------------------------------------
    550,000     NYC IDA (College of Aeronautics)          5.500        05/01/2013          05/01/2010 b           574,283
--------------------------------------------------------------------------------------------------------------------------
  1,610,000     NYC IDA (College of Mount St. Vincent)    7.000        05/01/2008          05/01/2004 b         1,660,361
--------------------------------------------------------------------------------------------------------------------------
    360,000     NYC IDA (College of New Rochelle)         6.200        09/01/2010 s        09/01/2005 b           382,288
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYC IDA (College of New Rochelle)         6.300        09/01/2015 s        09/01/2005 b           525,405
--------------------------------------------------------------------------------------------------------------------------
    450,000     NYC IDA
                (Comprehensive Care Management)           5.750        11/01/2008          12/12/2006 c           451,881
--------------------------------------------------------------------------------------------------------------------------
    175,000     NYC IDA
                (Comprehensive Care Management)           5.750        11/01/2008          12/12/2006 c           175,716
--------------------------------------------------------------------------------------------------------------------------
    315,000     NYC IDA
                (Comprehensive Care Management)           7.250        12/01/2006          12/24/2005 c           330,186
--------------------------------------------------------------------------------------------------------------------------
    227,063     NYC IDA (Cummins Engine)                  6.500        03/01/2005          09/17/2004 c           226,123
--------------------------------------------------------------------------------------------------------------------------
    570,000     NYC IDA (Essie Cosmetics)                 5.500        11/01/2008          12/09/2006 c           556,559
--------------------------------------------------------------------------------------------------------------------------
    755,000     NYC IDA (Gabrielli Truck Sales)           7.250        12/01/2007          07/04/2006 c           787,571
--------------------------------------------------------------------------------------------------------------------------
 23,380,000     NYC IDA (Japan Airlines)                  6.000        11/01/2015          11/01/2004 b        24,686,241
--------------------------------------------------------------------------------------------------------------------------
    270,000     NYC IDA (Julia Gray)                      6.500        11/01/2007          06/05/2006 c           271,469
--------------------------------------------------------------------------------------------------------------------------
    315,000     NYC IDA (Koenig Iron Works)               7.375        12/01/2010          03/14/2008 c           331,802
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     NYC IDA (Legal Aid)                       8.750        11/01/2033 s        05/01/2004 b         6,179,880
--------------------------------------------------------------------------------------------------------------------------
  2,355,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2013          12/01/2012 b         2,617,112
--------------------------------------------------------------------------------------------------------------------------
    730,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2015          12/01/2012 b           799,664
--------------------------------------------------------------------------------------------------------------------------
  2,880,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2016          12/01/2012 b         3,130,272
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2017          12/01/2012 b         2,158,440
--------------------------------------------------------------------------------------------------------------------------
  3,210,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2018          12/01/2012 b         3,442,276
--------------------------------------------------------------------------------------------------------------------------
    250,000     NYC IDA (Marymount School of NY)          5.125        09/01/2021          09/01/2012 b           258,653
--------------------------------------------------------------------------------------------------------------------------
    555,000     NYC IDA (MediSys Health Network)          5.750        03/15/2006          08/29/2005 c           545,515
--------------------------------------------------------------------------------------------------------------------------
    455,000     NYC IDA (Morrisons Pastry)                5.750        11/01/2009          05/28/2006 c           448,339
--------------------------------------------------------------------------------------------------------------------------
  4,260,000     NYC IDA (National Compressor Exchange)    6.250        11/01/2027          11/01/2007 a         4,359,258
--------------------------------------------------------------------------------------------------------------------------
    465,000     NYC IDA (Precision Gear)                  5.875        11/01/2009          07/10/2007 c           457,886
--------------------------------------------------------------------------------------------------------------------------
    390,000     NYC IDA (Precision Gear)                  5.875        11/01/2009          07/10/2007 c           384,033
--------------------------------------------------------------------------------------------------------------------------
    135,000     NYC IDA (Precision Gear)                  6.500        11/01/2008          12/11/2006 c           137,412
--------------------------------------------------------------------------------------------------------------------------
    220,000     NYC IDA (Promotional Slideguide)          7.000        12/01/2005          05/17/2005 c           237,765
--------------------------------------------------------------------------------------------------------------------------
  4,085,000     NYC IDA (Rosco, Inc.)                     6.125        06/01/2022          06/01/2007 d         4,132,427
--------------------------------------------------------------------------------------------------------------------------
  1,155,000     NYC IDA (Showman Fabricators)             7.125        11/01/2013          10/02/2009 c         1,147,770
--------------------------------------------------------------------------------------------------------------------------
  1,365,000     NYC IDA
                (Special Needs Facilities Pooled
                Program)                                  5.950        07/01/2008          02/17/2006 c         1,347,583
--------------------------------------------------------------------------------------------------------------------------
     75,000     NYC IDA (Streamline Plastics)             7.125        12/01/2005          06/13/2005 c            75,843
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYC IDA (Terminal One Group Association)  5.700        01/01/2004          01/01/2004              10,000
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYC IDA (Terminal One Group Association)  5.800        01/01/2005          07/01/2004 b            25,566
--------------------------------------------------------------------------------------------------------------------------
    475,000     NYC IDA (Terminal One Group Association)  5.900        01/01/2006          07/01/2004 b           485,569
--------------------------------------------------------------------------------------------------------------------------
  1,485,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2007          07/01/2004 b         1,517,640
--------------------------------------------------------------------------------------------------------------------------
 58,695,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2015 s        07/01/2004 b        59,965,160
--------------------------------------------------------------------------------------------------------------------------
 13,320,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2019 s        01/01/2006 b        13,614,372

                   25 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 2,750,000     NYC IDA
                (Terminal One Group Association)         6.100%      01/01/2009          01/01/2006 b      $  2,808,905
-------------------------------------------------------------------------------------------------------------------------
 25,035,000     NYC IDA
                (Terminal One Group Association)         6.125       01/01/2024          01/01/2006 b        25,663,379
-------------------------------------------------------------------------------------------------------------------------
  2,230,000     NYC IDA (The Child School)               7.000       06/01/2013          11/06/2009 c         2,259,213
-------------------------------------------------------------------------------------------------------------------------
    595,000     NYC IDA (Ulano)                          6.250       11/01/2006          11/16/2005 c           583,636
-------------------------------------------------------------------------------------------------------------------------
    160,000     NYC IDA (United Nations School)          6.050       12/01/2005          12/01/2005             171,450
-------------------------------------------------------------------------------------------------------------------------
    170,000     NYC IDA (United Nations School)          6.100       12/01/2006          12/01/2006             186,194
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYC IDA (United Nations School)          6.150       12/01/2007          12/01/2007             196,117
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYC IDA (Urban Resource Institute)       5.250       03/01/2023          03/01/2013 b         1,071,680
-------------------------------------------------------------------------------------------------------------------------
  1,515,000     NYC IDA (Urban Resource Institute)       6.500       11/01/2013          12/20/2008 c         1,513,849
-------------------------------------------------------------------------------------------------------------------------
  2,400,000     NYC IDA (USTA National Tennis Center)    6.375       11/15/2014 s        11/15/2004 b         2,551,512
-------------------------------------------------------------------------------------------------------------------------
    600,000     NYC IDA (Visy Paper)                     7.550       01/01/2005          07/09/2004             608,550
-------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYC IDA (Visy Paper)                     7.800       01/01/2016          01/01/2008 b         4,182,160
-------------------------------------------------------------------------------------------------------------------------
  1,085,000     NYC IDA (Vocational Instruction)         7.250       02/01/2013          11/27/2008 c         1,100,874
-------------------------------------------------------------------------------------------------------------------------
    330,000     NYC IDA (World Casing Corp.)             5.950       11/01/2007          05/30/2006 c           312,939
-------------------------------------------------------------------------------------------------------------------------
  6,710,000     NYC IDA (YMCA of Greater NY)             5.800       08/01/2016 s        01/01/2009 b         7,396,567
-------------------------------------------------------------------------------------------------------------------------
    800,000     NYC IDA (Zeluck, Inc.)                   6.250       11/01/2011          11/01/2007 b           825,768
-------------------------------------------------------------------------------------------------------------------------
 16,350,000     NYC IDA Special Facilities
                (JFK International Airport)              8.000       08/01/2012          08/01/2012          12,772,130
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYC LGAC, Series C                       5.000       04/01/2021          04/01/2005 b            20,354
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.125       06/15/2021          06/15/2007 b            10,655
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYC Municipal Water Finance Authority    5.125       06/15/2017 s        06/15/2007 b            70,871
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC Municipal Water Finance Authority    5.125       06/15/2021          06/15/2007 b            53,275
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYC Municipal Water Finance Authority    5.125       06/15/2022          06/15/2008 b            56,810
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.200       06/15/2013          06/15/2007 b            10,826
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC Municipal Water Finance Authority    5.250       06/15/2018          06/15/2008 b            16,310
-------------------------------------------------------------------------------------------------------------------------
    425,000     NYC Municipal Water Finance Authority    5.250       06/15/2029 s        06/15/2007 b           438,681
-------------------------------------------------------------------------------------------------------------------------
  5,500,000     NYC Municipal Water Finance Authority    5.350       06/15/2012          06/15/2004 b         5,654,715
-------------------------------------------------------------------------------------------------------------------------
    540,000     NYC Municipal Water Finance Authority    5.375       06/15/2019          06/15/2004 b           554,180
-------------------------------------------------------------------------------------------------------------------------
    425,000     NYC Municipal Water Finance Authority    5.375       06/15/2019          06/15/2004 b           436,161
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.500       06/15/2011          06/15/2004 b            10,339
-------------------------------------------------------------------------------------------------------------------------
    320,000     NYC Municipal Water Finance Authority    5.500       06/15/2019          06/15/2004 b           328,586
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYC Municipal Water Finance Authority    5.500       06/15/2019 s        06/15/2005 b            97,504
-------------------------------------------------------------------------------------------------------------------------
  1,575,000     NYC Municipal Water Finance Authority    5.500       06/15/2019 s        06/15/2005 b         1,617,257
-------------------------------------------------------------------------------------------------------------------------
  2,050,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2005 b         2,147,334
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYC Municipal Water Finance Authority    5.500       06/15/2023          06/15/2005 b           419,344
-------------------------------------------------------------------------------------------------------------------------
  5,130,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2005 b         5,378,087
-------------------------------------------------------------------------------------------------------------------------
    660,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2004 b           680,981
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC Municipal Water Finance Authority    5.500       06/15/2024          06/15/2006 b           108,091
-------------------------------------------------------------------------------------------------------------------------
  1,845,000     NYC Municipal Water Finance Authority    5.500       06/15/2024 s        06/15/2007 b         1,985,146
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYC Municipal Water Finance Authority    5.500       06/15/2027          06/15/2007 b            92,355
-------------------------------------------------------------------------------------------------------------------------
    115,000     NYC Municipal Water Finance Authority    5.625       06/15/2019          06/15/2006 b           124,616
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYC Municipal Water Finance Authority    5.625       06/15/2019 s        06/15/2006 b            92,321
-------------------------------------------------------------------------------------------------------------------------
    855,000     NYC Municipal Water Finance Authority    5.750       06/15/2013 s        06/15/2004 a           923,152

                   26 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    50,000     NYC Municipal Water Finance Authority    5.750%      06/15/2013 s        06/15/2004 a       $    53,986
-------------------------------------------------------------------------------------------------------------------------
    110,000     NYC Municipal Water Finance Authority    5.750       06/15/2020          06/15/2004 a           113,845
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC Municipal Water Finance Authority    5.750       06/15/2026          06/15/2007 b           111,014
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYC Municipal Water Finance Authority    5.750       06/15/2029          06/15/2007 b            33,199
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC Municipal Water Finance
                Authority IRS                            9.170 r     06/15/2009          06/15/2004 b         2,111,260
-------------------------------------------------------------------------------------------------------------------------
 12,500,000     NYC Municipal Water Finance
                Authority IRS i                          9.340 r     06/15/2013          06/15/2004 b        13,133,125
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC Public Hsg. Authority                6.000       01/01/2004          01/01/2004              25,000
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC TFA, Series C                        5.000       05/01/2026 s        05/01/2010 b            15,280
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYC TFA, Series C                        5.250       05/01/2013          05/01/2008 b         1,102,290
-------------------------------------------------------------------------------------------------------------------------
  4,520,000     NYC TFA, Series C                        5.500       11/01/2029          05/01/2010 a         5,269,778
-------------------------------------------------------------------------------------------------------------------------
    290,000     NYC Transit Authority MTA, Series A      5.400       01/01/2019 s        01/01/2010 b           319,247
-------------------------------------------------------------------------------------------------------------------------
  3,500,000     NYC Trust for Cultural Resources
                (American Museum of Natural History)     5.650       04/01/2027 s        04/01/2007 b         3,854,095
-------------------------------------------------------------------------------------------------------------------------
    750,000     NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.000       07/01/2022 s        07/01/2010 b           834,308
-------------------------------------------------------------------------------------------------------------------------
  2,370,000     NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.125       07/01/2030 s        07/01/2011 b         2,620,770
-------------------------------------------------------------------------------------------------------------------------
    570,000     NYC Trust for Cultural Resources
                (Museum of Modern Art)                   5.500       01/01/2016          01/01/2007 b           629,622
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS DA (Albany Memorial Hospital)        5.500       07/01/2010 s        07/01/2005 b            47,396
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS DA (Augustana Lutheran Home)         5.500       02/01/2041 s        02/01/2013 b           265,493
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Bethel Springvale Home)          6.000       02/01/2035 s        02/01/2006 b           103,568
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA
                (Bishop Henry B. Hucles Nursing Home)    5.625       07/01/2018 s        07/01/2008 b            59,830
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA
                (Bishop Henry B. Hucles Nursing Home)    6.000       07/01/2024          07/01/2006 b           105,996
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Canisius College)                5.600       07/01/2023          07/01/2005 b           101,711
-------------------------------------------------------------------------------------------------------------------------
 15,000,000     NYS DA (Catholic Health Services)        6.500       07/01/2020 s        07/01/2010 b        16,657,050
-------------------------------------------------------------------------------------------------------------------------
  1,100,000     NYS DA (Chapel Oaks)                     5.375       07/01/2017 s        07/01/2010 b         1,165,846
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (City University)                 0.000 z     07/01/2004          07/01/2004               4,973
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (City University)                 0.000 z     07/01/2004          07/01/2004              24,853
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (City University)                 0.000 z     07/01/2005          12/22/2004 c            14,234
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (City University)                 5.000       07/01/2012          01/01/2008 b         2,139,680
-------------------------------------------------------------------------------------------------------------------------
  2,150,000     NYS DA (City University)                 5.000       07/01/2017          07/01/2008 b         2,252,555
-------------------------------------------------------------------------------------------------------------------------
    335,000     NYS DA (City University)                 5.375       07/01/2014          07/01/2005 b           362,232
-------------------------------------------------------------------------------------------------------------------------
 11,020,000     NYS DA (City University)                 5.375       07/01/2024          01/01/2008 a        12,575,253
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (City University)                 5.500       07/01/2019          07/01/2009 b            16,799
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (City University)                 5.500       07/01/2024          07/01/2006 b             5,421
-------------------------------------------------------------------------------------------------------------------------
  1,350,000     NYS DA (City University)                 6.000       07/01/2010          07/01/2006 b         1,521,126
-------------------------------------------------------------------------------------------------------------------------
    550,000     NYS DA (City University)                 6.000       07/01/2010          07/01/2006 b           597,020
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (College of Saint Rose)           6.000       07/01/2011 s        07/01/2004 b             5,070
-------------------------------------------------------------------------------------------------------------------------
  1,500,000     NYS DA (Court Facilities)                5.375       05/15/2021          05/15/2013 b         1,595,250
-------------------------------------------------------------------------------------------------------------------------
  1,100,000     NYS DA (Court Facilities)                5.375       05/15/2023          05/15/2013 b         1,160,390
-------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYS DA (Court Facilities)                5.500       05/15/2020          05/15/2013 b         4,326,760

                   27 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                             EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    25,000     NYS DA (Dept. of Education)               5.750%      07/01/2021          07/01/2006 b       $    27,501
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (Dept. of Education)               6.125       07/01/2019 s        07/01/2006 b            20,908
--------------------------------------------------------------------------------------------------------------------------
     80,000     NYS DA (Dept. of Health)                  5.500       07/01/2014          07/01/2006 b            83,098
--------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (Dept. of Health)                  5.500       07/01/2021          07/01/2007 b            31,670
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Dept. of Health)                  5.500       07/01/2023          07/01/2004 b            25,928
--------------------------------------------------------------------------------------------------------------------------
    415,000     NYS DA (Dept. of Health)                  5.500       07/01/2025          07/01/2006 b           446,299
--------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA (Dept. of Health)                  5.750       07/01/2017          07/01/2006 b            60,135
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYS DA (Dept. of Health)                  5.750       07/01/2017 s        07/01/2006 b           549,765
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Dept. of Health)                  5.900       07/01/2009          07/01/2004 b            52,210
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Dept. of Health)                  7.400       07/01/2004          07/01/2004              25,251
--------------------------------------------------------------------------------------------------------------------------
     80,000     NYS DA (Ellis Hospital)                   5.600       08/01/2025          08/01/2005 b            85,774
--------------------------------------------------------------------------------------------------------------------------
    125,000     NYS DA (Ellis Hospital)                   5.625       08/01/2035 s        08/01/2007 b           134,071
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Episcopal Health)                 5.700       08/01/2009          02/01/2004 b             5,118
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Episcopal Health)                 5.900       08/01/2020 s        02/01/2004 b            51,076
--------------------------------------------------------------------------------------------------------------------------
    310,000     NYS DA (Fairport Baptist Homes)           6.000       02/01/2037          02/01/2007 b           344,233
--------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.500       07/01/2010 s        07/01/2007 b            16,242
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.500       07/01/2010 s        07/01/2007 b            37,601
--------------------------------------------------------------------------------------------------------------------------
    310,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.750       07/01/2017          07/01/2005 b           331,815
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Fordham University)               5.500       07/01/2023 s        07/01/2004 b            25,759
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Fordham University)               5.750       07/01/2015 s        02/01/2004 b            26,000
--------------------------------------------------------------------------------------------------------------------------
  3,835,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2017 s        07/01/2009 b         4,245,498
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2027 s        07/01/2009 b            95,711
--------------------------------------------------------------------------------------------------------------------------
 10,000,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2027 s        07/01/2009 b        10,484,900
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (German Masonic Home)              5.950       08/01/2026 s        08/01/2008 b            52,928
--------------------------------------------------------------------------------------------------------------------------
     75,000     NYS DA (Grace Manor Health
                Care Facility)                            6.150       07/01/2018          07/01/2006 b            83,485
--------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (Hamilton College)                 5.125       07/01/2016          07/01/2009 b            16,473
--------------------------------------------------------------------------------------------------------------------------
  2,180,000     NYS DA (Highland Community Devel. Corp.)  5.500       07/01/2023          07/16/2008 d         2,222,837
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Hospital Special Surgery)         5.000       02/01/2018          02/01/2008 b            26,064
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS DA (Jewish Geriatric)                 7.150       08/01/2014          08/01/2004 b            73,550
--------------------------------------------------------------------------------------------------------------------------
    150,000     NYS DA (Jewish Geriatric)                 7.350       08/01/2029          08/01/2004 b           157,844
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (JGB Health Facilities)            7.000       07/01/2009 s        07/01/2004 b            25,694
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (John T. Mather
                Memorial Hospital)                        5.375       07/01/2019          07/01/2008 b            10,892
--------------------------------------------------------------------------------------------------------------------------
  3,685,000     NYS DA (KMH Homes)                        6.950       08/01/2031          02/01/2004 b         3,828,162
--------------------------------------------------------------------------------------------------------------------------
  1,020,000     NYS DA (L.I. University)                  5.125       09/01/2010          09/01/2009 b         1,150,223
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS DA (L.I. University)                  5.250       09/01/2011          09/01/2009 b         1,119,970
--------------------------------------------------------------------------------------------------------------------------
    125,000     NYS DA (Lakeside Home)                    6.000       02/01/2037          02/01/2007 b           138,285
--------------------------------------------------------------------------------------------------------------------------
    510,000     NYS DA (Le Moyne College)                 5.000       07/01/2018          07/01/2004 b           528,080
--------------------------------------------------------------------------------------------------------------------------
    210,000     NYS DA (Leake & Watts Services)           6.000       07/01/2023          07/01/2004 b           218,765
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Lenox Hill Hospital)              5.750       07/01/2016          07/01/2011 b            10,877
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Lenox Hill Hospital)              5.750       07/01/2017          07/01/2012 b         2,159,380

                   28 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    50,000     NYS DA (Long Beach Medical Center)       5.625%      08/01/2022          08/01/2005 b       $    53,658
-------------------------------------------------------------------------------------------------------------------------
  4,160,000     NYS DA (Lutheran Medical Center)         4.250       08/01/2023          11/24/2007 c         4,076,925
-------------------------------------------------------------------------------------------------------------------------
  1,065,000     NYS DA (Manhattan College)               5.000       07/01/2008          07/01/2008           1,179,807
-------------------------------------------------------------------------------------------------------------------------
    615,000     NYS DA (Master BOCES Program)            5.250       08/15/2023          08/15/2013 b           658,862
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA (Menorah Campus)                  6.100       02/01/2037          02/01/2007 b           111,696
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Mental Health Services
                Facilities)                              5.125       08/15/2027          08/15/2008 b            10,263
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2016          02/15/2008 b             5,484
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2016          02/15/2008 b             5,381
-------------------------------------------------------------------------------------------------------------------------
  1,500,000     NYS DA (Mental Health Services
                Facilities) w                            5.250       02/15/2023          02/15/2014 b         1,572,540
-------------------------------------------------------------------------------------------------------------------------
  6,730,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2024          08/15/2009 b         7,727,050
-------------------------------------------------------------------------------------------------------------------------
  3,270,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2024          08/15/2009 b         3,437,228
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS DA (Mental Health Services
                Facilities)                              5.375       02/15/2026          02/15/2006 b           181,389
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.375       02/15/2026          02/15/2006 b             5,184
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA (Mental Health Services
                Facilities)                              5.625       02/15/2021          02/15/2007 b            45,282
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Mental Health Services
                Facilities)                              5.750       02/15/2027          02/15/2007 b           107,997
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.750       02/15/2027          02/15/2007 b             5,546
-------------------------------------------------------------------------------------------------------------------------
    185,000     NYS DA (Mental Health Services
                Facilities)                              5.250       02/15/2018          02/15/2007 b           201,894
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA (Millard Fillmore Hospital)       5.375       02/01/2017          08/01/2004 b            58,770
-------------------------------------------------------------------------------------------------------------------------
  5,060,000     NYS DA (Miriam Osborn Memorial
                Home Association)                        6.875       07/01/2019 s        07/01/2010 b         5,786,515
-------------------------------------------------------------------------------------------------------------------------
    370,000     NYS DA (Mount Sinai School of Medicine)  5.000       07/01/2021          07/01/2004 b           383,080
-------------------------------------------------------------------------------------------------------------------------
 12,000,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group)                   6.500       07/01/2017          07/01/2010 b        12,070,560
-------------------------------------------------------------------------------------------------------------------------
  1,750,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group)                   6.750       07/01/2020          07/01/2010 b         1,780,835
-------------------------------------------------------------------------------------------------------------------------
  5,770,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group) RITES i          10.318 r     07/01/2015          07/01/2010 b         5,837,913
-------------------------------------------------------------------------------------------------------------------------
  5,665,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group) RITES i          10.318 r     07/01/2016          07/01/2010 b         5,731,677
-------------------------------------------------------------------------------------------------------------------------
 12,000,000     NYS DA (Mt. Sinai/NYU Health)            6.000       07/01/2026          02/01/2005 b        12,125,640
-------------------------------------------------------------------------------------------------------------------------
  6,500,000     NYS DA (Mt. Sinai/NYU Health)            6.250       07/01/2022          02/01/2005 b         6,590,350
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Municipal Health Facilities)     5.500       05/15/2024          05/15/2006 b            97,302
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (New Hope Community)              5.700       07/01/2017 s        07/01/2005 b            91,927
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (Niagara Lutheran Devel.)         5.450       08/01/2017          08/01/2007 b            16,064
-------------------------------------------------------------------------------------------------------------------------
  4,200,000     NYS DA (North General Hospital)          5.750       02/15/2019          02/15/2013 b         4,693,962
-------------------------------------------------------------------------------------------------------------------------
  3,750,000     NYS DA (North General Hospital)          5.750       02/15/2020          02/15/2013 b         4,170,000
-------------------------------------------------------------------------------------------------------------------------
  2,435,000     NYS DA
                (Nottingham Retirement Community)        6.125       07/01/2025 s        07/01/2005 b         2,623,518
-------------------------------------------------------------------------------------------------------------------------
  1,375,000     NYS DA (NY Hospital Medical Center)      5.550       08/15/2029 s        08/15/2011 b         1,530,471
-------------------------------------------------------------------------------------------------------------------------
  1,700,000     NYS DA (Nyack Hospital)                  6.000       07/01/2006          07/14/2005 c         1,640,602
-------------------------------------------------------------------------------------------------------------------------
  2,325,000     NYS DA (Nyack Hospital)                  6.250       07/01/2013          05/10/2009 c         2,112,402
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS DA (Our Lady of Mercy Hospital)      6.300       08/01/2032 s        02/01/2004 b           121,634
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Park Ridge Hsg.)                 6.375       08/01/2020 s        08/01/2010 b         2,218,620
-------------------------------------------------------------------------------------------------------------------------
  1,570,000     NYS DA (Park Ridge Hsg.)                 6.500       08/01/2025 s        08/01/2010 b         1,768,872
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Personal Income Tax)             5.375       03/15/2022          03/15/2013 b         2,175,360

                   29 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    50,000     NYS DA (Resurrection Rest Home
                Castleton on Hudson, NY)                 6.050%      08/01/2035 s        08/01/2005 b      $     53,874
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (Rochester General Hospital)      5.700       08/01/2033          02/01/2004 b            35,811
-------------------------------------------------------------------------------------------------------------------------
  5,100,000     NYS DA
                (Ryan-Clinton Community Health Center)   6.100       07/01/2019 s        01/01/2010 b         5,742,855
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     NYS DA (School District Financing)       5.750       10/01/2022 s        10/01/2012 b         5,636,750
-------------------------------------------------------------------------------------------------------------------------
    290,000     NYS DA (Service Contract)                5.250       04/01/2017          04/01/2008 b           307,229
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (St Agnes Hospital)               5.300       02/15/2019          02/15/2008 b            38,108
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (St John's University)            5.250       07/01/2018          07/01/2008 b            22,002
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS DA (St John's University)            5.250       07/01/2025          07/01/2008 b            78,116
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA (St. Barnabas Hospital)           5.450       08/01/2035          08/01/2007 b           107,289
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA (St. Charles Hospital and
                Rehabilitation Center)                   5.500       07/01/2022          07/01/2009 b            43,749
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     NYS DA (St. Joseph's Hospital
                Health Center)                           5.250       07/01/2018 s        07/01/2009 b         5,293,500
-------------------------------------------------------------------------------------------------------------------------
  2,005,000     NYS DA (St. Vincent Depaul Residence)    5.300       07/01/2018 s        07/01/2010 b         2,102,022
-------------------------------------------------------------------------------------------------------------------------
    145,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          5.750       08/01/2015 s        08/01/2007 b           155,383
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          5.800       08/01/2025          08/01/2005 b            26,889
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          7.375       08/01/2011          02/01/2004 b            15,072
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          7.400       08/01/2030 s        02/01/2004 b            41,498
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (State University Athletic
                Facilities)                              5.250       07/01/2018          07/01/2008 b            33,003
-------------------------------------------------------------------------------------------------------------------------
  3,590,000     NYS DA
                (State University Dormitory Facilities)  5.375       07/01/2022          07/01/2012 b         4,158,405
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2020          07/01/2011 b         1,166,060
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2027          07/01/2010 b            40,467
-------------------------------------------------------------------------------------------------------------------------
    175,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2029          07/01/2009 b           203,299
-------------------------------------------------------------------------------------------------------------------------
  7,820,000     NYS DA
                (State University Dormitory Facilities)  5.750       07/01/2023          07/01/2011 b         9,248,949
-------------------------------------------------------------------------------------------------------------------------
  3,225,000     NYS DA
                (State University Educational
                Facilities)                              5.125       05/15/2021          05/15/2009 b         3,404,020
-------------------------------------------------------------------------------------------------------------------------
  9,700,000     NYS DA
                (State University Educational
                Facilities)                              5.375       05/15/2011          05/15/2008 b        10,604,816
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA
                (State University Educational
                Facilities)                              5.400       05/15/2023 s        05/15/2004 b            10,362
-------------------------------------------------------------------------------------------------------------------------
  1,150,000     NYS DA
                (State University Educational
                Facilities)                              5.750       05/15/2010          05/15/2006 a         1,283,814
-------------------------------------------------------------------------------------------------------------------------
  3,750,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2016          05/15/2010 b         4,368,900
-------------------------------------------------------------------------------------------------------------------------
  2,290,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2017          05/15/2004 b         2,346,907
-------------------------------------------------------------------------------------------------------------------------
    345,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2017          05/15/2004 b           355,160
-------------------------------------------------------------------------------------------------------------------------
    435,000     NYS DA (Strong Memorial Hospital)        5.500       07/01/2021          07/01/2004 b           453,405

                   30 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   155,000     NYS DA (Suffolk County Judicial
                Facilities)                              9.250%      04/15/2006 s        04/15/2004 b       $   166,210
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (Suffolk County Judicial
                Facilities)                              9.500       04/15/2014 s        04/15/2004 b            37,018
-------------------------------------------------------------------------------------------------------------------------
  3,500,000     NYS DA (Teresian House)                  5.250       07/01/2017 s        07/01/2009 b         3,651,760
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (The Highlands Living)            6.600       02/01/2034          08/01/2004 b            10,497
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (United Cerebral Palsy
                Association of Nassau County)            6.000       07/01/2007          07/01/2004 b            50,694
-------------------------------------------------------------------------------------------------------------------------
  1,250,000     NYS DA (United Cerebral Palsy of NYC)    5.750       07/01/2018 s        07/01/2012 b         1,432,275
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS DA (University of Rochester)         5.750       07/01/2014          07/01/2004 b           260,798
-------------------------------------------------------------------------------------------------------------------------
    160,000     NYS DA (Upstate Community Colleges)      5.700       07/01/2021          07/01/2004 b           166,336
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Upstate Community Colleges)      5.750       07/01/2022          07/01/2004 b            91,201
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Upstate Community Colleges)      5.250       07/01/2023          07/01/2006 b            10,186
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS DA (Upstate Community Colleges)      5.500       07/01/2014 s        07/01/2005 b            61,387
-------------------------------------------------------------------------------------------------------------------------
    555,000     NYS DA (Upstate Community Colleges)      5.625       07/01/2012 s        07/01/2004 b           571,400
-------------------------------------------------------------------------------------------------------------------------
    620,000     NYS DA (Upstate Community Colleges)      5.625       07/01/2014 s        07/01/2004 b           644,713
-------------------------------------------------------------------------------------------------------------------------
  1,165,000     NYS DA (Upstate Community Colleges)      5.700       07/01/2021          07/01/2004 b         1,210,528
-------------------------------------------------------------------------------------------------------------------------
  8,020,000     NYS DA (Upstate Community Colleges)      5.750       07/01/2022 s        07/01/2004 b         8,221,302
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (Upstate Community Colleges)      5.875       07/01/2016 s        07/01/2009 b            39,031
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Upstate Community Colleges)      6.000       07/01/2022          07/01/2007 b            56,019
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (WHELC)                           5.800       02/01/2028          08/01/2005 b            20,421
-------------------------------------------------------------------------------------------------------------------------
  2,230,000     NYS DA Service Contract (CCFDP)          5.375       04/01/2020          04/01/2012 b         2,402,089
-------------------------------------------------------------------------------------------------------------------------
  2,350,000     NYS DA Service Contract (CCFDP)          5.375       04/01/2021          04/01/2012 b         2,521,198
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS DA, Series B                         5.625       02/15/2021          02/15/2007 b            66,367
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS EFC (Clean Water &
                Drinking Revolving Funds)                5.000       06/15/2019          06/15/2008 b            15,941
-------------------------------------------------------------------------------------------------------------------------
    175,000     NYS EFC (Consolidated Water Company)     7.150       11/01/2014 s        11/01/2004 b           176,741
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS EFC (NYC Municipal Water
                Finance Authority)                       5.875       06/15/2014          06/15/2004 b            10,406
-------------------------------------------------------------------------------------------------------------------------
    300,000     NYS EFC (NYS Water Services)             6.900       05/15/2015          11/15/2004 a           321,297
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS EFC (NYS Water Services)             6.900       05/15/2015          11/15/2004 a           175,847
-------------------------------------------------------------------------------------------------------------------------
    345,000     NYS EFC (NYS Water Services)             6.900       11/15/2015 s        11/15/2004 b           369,492
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS EFC (NYS Water Services)             6.900       11/15/2015 s        11/15/2004 b            31,972
-------------------------------------------------------------------------------------------------------------------------
    135,000     NYS EFC (NYS Water Services)             6.500       03/15/2007          03/15/2004 b           139,752
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS EFC (NYS Water Services)             6.600       06/15/2005          06/15/2004 b            85,371
-------------------------------------------------------------------------------------------------------------------------
    285,000     NYS EFC (NYS Water Services)             6.700       09/15/2004          03/15/2004 b           286,322
-------------------------------------------------------------------------------------------------------------------------
  2,670,000     NYS EFC (NYS Water Services)             6.875       06/15/2010 s        06/15/2004 b         2,870,250
-------------------------------------------------------------------------------------------------------------------------
  1,705,000     NYS EFC (NYS Water Services)             6.875       06/15/2014 s        11/15/2004 b         1,773,524
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS EFC (NYS Water Services)             7.050       06/15/2004          06/15/2004              20,098
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS EFC (NYS Water Services)             7.200       03/15/2011 s        03/15/2004 b            15,074
-------------------------------------------------------------------------------------------------------------------------
    640,000     NYS EFC (NYS Water Services)             7.250       06/15/2010 s        06/15/2004 b           643,213
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS EFC (NYS Water Services)             7.500       03/15/2011 s        03/15/2004 b            25,130
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS EFC (NYS Water Services)             7.500       06/15/2012 s        06/15/2004 b            46,845
-------------------------------------------------------------------------------------------------------------------------
  1,450,000     NYS EFC (NYS Water Services)             7.500       06/15/2012 s        06/15/2004 b         1,499,808
-------------------------------------------------------------------------------------------------------------------------
    500,000     NYS EFC (Occidental Petroleum)           6.100       11/01/2030          11/01/2007 b           506,255
-------------------------------------------------------------------------------------------------------------------------
  1,425,000     NYS EFC (Personal Income Tax)            5.250       01/01/2022          01/01/2013 b         1,536,734
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS EFC (Spring Valley Water Company)    5.650       11/01/2023          11/01/2005 b            10,241

                   31 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,000,000     NYS EFC (State Park Infrastructure)      5.750%      03/15/2008 s        03/15/2004 b     $   1,009,660
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS EFC (State Park Infrastructure)      5.750       03/15/2013 s        03/15/2004 b            50,483
-------------------------------------------------------------------------------------------------------------------------
  2,740,000     NYS ERDA (Brooklyn Union Gas)            5.500       01/01/2021          01/01/2008 b         2,954,049
-------------------------------------------------------------------------------------------------------------------------
  4,655,000     NYS ERDA (Brooklyn Union Gas)            5.600       06/01/2025          07/14/2004 b         4,751,917
-------------------------------------------------------------------------------------------------------------------------
 23,105,000     NYS ERDA (Brooklyn Union Gas)            6.750       02/01/2024          02/01/2004 b        24,113,533
-------------------------------------------------------------------------------------------------------------------------
 12,305,000     NYS ERDA (Brooklyn Union Gas)            6.750       02/01/2024          02/01/2004 b        12,544,948
-------------------------------------------------------------------------------------------------------------------------
 77,000,000     NYS ERDA (Con Ed)                        4.700       06/01/2036          10/03/2005 b        78,190,420
-------------------------------------------------------------------------------------------------------------------------
    755,000     NYS ERDA (Con Ed)                        5.250       08/15/2020          04/01/2004 b           779,047
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS ERDA (Con Ed)                        5.250       08/15/2020          04/01/2004 b           185,733
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS ERDA (Con Ed)                        5.375       09/15/2022          10/01/2005 b            25,565
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2005 b           127,906
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2004 b           525,691
-------------------------------------------------------------------------------------------------------------------------
    325,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2005 b           338,195
-------------------------------------------------------------------------------------------------------------------------
  4,340,000     NYS ERDA (Con Ed)                        6.100       08/15/2020          07/01/2005 b         4,663,634
-------------------------------------------------------------------------------------------------------------------------
 35,240,000     NYS ERDA (Con Ed)                        7.125       12/01/2029          12/01/2004 b        37,660,636
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS ERDA (Corning Natural Gas)           8.250       12/01/2018          06/01/2004 b            71,932
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS ERDA (LILCO)                         5.150       03/01/2016          03/01/2004 b           169,201
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS ERDA (LILCO)                         5.150       03/01/2016          03/01/2004 b           133,310
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS ERDA (NIMO)                          7.200       07/01/2029          07/01/2004 b           125,736
-------------------------------------------------------------------------------------------------------------------------
 14,640,000     NYS ERDA (NYSEG)                         5.700       12/01/2028          06/01/2004 b        14,976,134
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS ERDA (NYSEG)                         5.950       12/01/2027          12/01/2004 b            15,316
-------------------------------------------------------------------------------------------------------------------------
  1,230,000     NYS ERDA (NYSEG)                         6.050       04/01/2034          04/01/2004 b         1,268,032
-------------------------------------------------------------------------------------------------------------------------
  4,035,000     NYS ERDA (NYSEG)                         6.150       07/01/2026          07/01/2005 b         4,348,883
-------------------------------------------------------------------------------------------------------------------------
  1,850,000     NYS ERDA (RG&E)                          6.350       05/15/2032          05/15/2004 b         1,915,120
-------------------------------------------------------------------------------------------------------------------------
 10,325,000     NYS ERDA (RG&E)                          6.500       05/15/2032          05/15/2004 b        10,639,396
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS GO                                   5.000       09/15/2017          03/15/2004 b             5,401
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS GO                                   5.300       07/15/2015          07/15/2006 b            26,928
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS GO                                   5.500       07/15/2024          07/15/2006 b            26,971
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS GO                                   5.625       10/01/2020          10/01/2005 b           128,248
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS GO                                   6.600       12/01/2014          06/01/2004 b            41,260
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYS GO                                   9.875       11/15/2005          11/15/2005             459,904
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS HFA (Dominican Village)              6.600       08/15/2027          02/15/2004 b            76,853
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (General Hsg.)                   6.600       11/01/2005          05/01/2004 b            10,118
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (General Hsg.)                   6.600       11/01/2006          05/01/2004 b            30,355
-------------------------------------------------------------------------------------------------------------------------
    635,000     NYS HFA (HELP-Bronx Hsg.)                8.050       11/01/2005 s        05/01/2004 b           650,875
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        5.500       11/01/2012          05/01/2004 a             5,776
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Hospital & Nursing Home)        5.875       11/01/2010          05/01/2004 a            17,523
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Hospital & Nursing Home)        5.900       11/01/2005          05/01/2004 a            32,375
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        5.900       11/01/2010          05/01/2004 a             5,886
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Hospital & Nursing Home)        6.000       11/01/2014          05/01/2004 b            42,077
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2004          05/01/2004 a            10,469
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2005          05/01/2004 a             5,490
-------------------------------------------------------------------------------------------------------------------------
    185,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2007          05/01/2004 a           207,600
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2009          05/01/2004 a             6,115

                   32 | LIMITED TERM NEW YORK MUNICIPAL FUND
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   575,000     NYS HFA (Hospital & Nursing Home)        7.000%      11/01/2017          05/01/2004 a        $  722,746
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Meadow Manor)                   7.750       11/01/2019 s        05/01/2004 b            70,225
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Monroe County
                Health Facilities)                       7.625       05/01/2005 s        05/01/2004 b            81,587
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2008          11/01/2004 b            74,705
-------------------------------------------------------------------------------------------------------------------------
    235,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2009          11/01/2004 b           174,652
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2010          11/01/2004 b            24,503
-------------------------------------------------------------------------------------------------------------------------
    190,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2011          11/01/2004 b           125,662
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2012          11/01/2004 b            59,107
-------------------------------------------------------------------------------------------------------------------------
    650,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2013          11/01/2004 b           381,901
-------------------------------------------------------------------------------------------------------------------------
  9,730,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2014          11/01/2004 b         5,370,474
-------------------------------------------------------------------------------------------------------------------------
 14,590,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2015          11/01/2004 b         7,601,098
-------------------------------------------------------------------------------------------------------------------------
    585,000     NYS HFA (Multifamily Hsg.)               5.850       08/15/2013 s        02/15/2005 b           598,075
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Multifamily Hsg.)               5.950       08/15/2024 s        02/15/2005 b            81,880
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS HFA (Multifamily Hsg.)               6.000       08/15/2027 s        02/15/2009 b            62,881
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Multifamily Hsg.)               6.050       08/15/2032          02/15/2007 b            20,972
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS HFA (Multifamily Hsg.)               6.100       08/15/2016 s        08/15/2008 b         1,013,550
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Multifamily Hsg.)               6.100       08/15/2028          08/15/2006 b            52,399
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYS HFA (Multifamily Hsg.)               6.100       11/15/2036          11/15/2008 b           430,832
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Multifamily Hsg.)               6.200       08/15/2012 s        02/15/2004 b            35,190
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2014 s        08/15/2004 b            20,623
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2023 s        08/15/2004 b           150,603
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2025          02/15/2004 b           153,200
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2027 s        08/15/2008 b           104,610
-------------------------------------------------------------------------------------------------------------------------
  2,560,000     NYS HFA (Multifamily Hsg.)               6.350       08/15/2023 s        08/15/2004 b         2,664,755
-------------------------------------------------------------------------------------------------------------------------
  1,005,000     NYS HFA (Multifamily Hsg.)               6.450       08/15/2014 s        02/15/2004 b         1,016,558
-------------------------------------------------------------------------------------------------------------------------
  1,480,000     NYS HFA (Multifamily Hsg.)               6.500       08/15/2024 s        02/15/2004 b         1,494,282
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Multifamily Hsg.)               6.500       08/15/2024          02/15/2004 b            30,299
-------------------------------------------------------------------------------------------------------------------------
    725,000     NYS HFA (Multifamily Hsg.)               6.625       08/15/2012          02/15/2004 b           740,588
-------------------------------------------------------------------------------------------------------------------------
  1,620,000     NYS HFA (Multifamily Hsg.)               6.700       08/15/2025 s        02/15/2004 b         1,648,253
-------------------------------------------------------------------------------------------------------------------------
    350,000     NYS HFA (Multifamily Hsg.)               6.850       11/01/2019 s        11/01/2004 b           362,740
-------------------------------------------------------------------------------------------------------------------------
    380,000     NYS HFA (Multifamily Hsg.)               6.900       08/15/2007 s        02/15/2004 b           384,898
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS HFA (Multifamily Hsg.)               6.950       08/15/2012 s        02/15/2004 b           126,474
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2012          02/15/2004 b           103,000
-------------------------------------------------------------------------------------------------------------------------
    755,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2022          02/15/2004 b           781,048
-------------------------------------------------------------------------------------------------------------------------
    995,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2023 s        02/15/2004 b           996,532
-------------------------------------------------------------------------------------------------------------------------
    350,000     NYS HFA (Multifamily Hsg.)               7.050       08/15/2024 s        02/15/2004 b           353,843
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Multifamily Hsg.)               7.300       11/01/2004          05/01/2004 b            15,244
-------------------------------------------------------------------------------------------------------------------------
    384,000     NYS HFA (Multifamily Hsg.)               7.450       11/01/2028 s        05/01/2004 b           384,649
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               7.450       11/01/2028 s        05/01/2004 b           100,173
-------------------------------------------------------------------------------------------------------------------------
  1,540,000     NYS HFA (Multifamily Hsg.)               7.550       11/01/2029          05/01/2004 b         1,570,785
-------------------------------------------------------------------------------------------------------------------------
  2,155,000     NYS HFA (Multifamily Hsg.)               7.750       11/01/2020 s        05/01/2004 b         2,232,494
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.000       11/01/2012          05/01/2004 b             5,055
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2004          05/01/2004 b            40,454
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2005          05/01/2004 b            10,113

                   33 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,000     NYS HFA (Nonprofit Hsg.)                 6.200%      11/01/2006          05/01/2004 b           $ 5,057
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2007          05/01/2004 b            20,226
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2008          05/01/2004 b            40,451
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2009          05/01/2004 b            10,113
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2011          05/01/2004 b            70,792
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2012          05/01/2004 b            50,564
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2013          05/01/2004 b            15,169
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2004          05/01/2004 b            30,338
-------------------------------------------------------------------------------------------------------------------------
    145,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2005          05/01/2004 b           146,705
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2006          05/01/2004 b           121,346
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2007          05/01/2004 b             5,055
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2008          05/01/2004 b            35,404
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2009          05/01/2004 b            82,220
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2011          05/01/2004 b             5,056
-------------------------------------------------------------------------------------------------------------------------
    765,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2012          05/01/2004 b           774,012
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2013          05/01/2004 b            56,235
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2005          05/01/2004 b            75,887
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2005          05/01/2004 b            50,591
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2006          05/01/2004 b            45,532
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2006          05/01/2004 b            15,177
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2007          05/01/2004 b           182,119
-------------------------------------------------------------------------------------------------------------------------
    115,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2007          05/01/2004 b           116,355
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2008          05/01/2004 b            25,294
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2008          05/01/2004 b            71,190
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2009          05/01/2004 b            10,118
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2009          05/01/2004 b            20,235
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2010          05/01/2004 b            20,235
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2011          05/01/2004 b            65,766
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2011          05/01/2004 b             5,059
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2012          05/01/2004 b            25,286
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2013          05/01/2004 b            25,288
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2004          05/01/2004 b           102,241
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2005          05/01/2004 b             5,060
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2007          05/01/2004 b            25,297
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2008          05/01/2004 b            15,178
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2009          05/01/2004 b            86,011
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2010          05/01/2004 b            45,535
-------------------------------------------------------------------------------------------------------------------------
  1,420,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2011          05/01/2004 b         1,460,044
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2012          05/01/2004 b            30,349
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2013          05/01/2004 b            61,836
-------------------------------------------------------------------------------------------------------------------------
     11,000     NYS HFA (Nonprofit Hsg.)                 6.875       11/01/2010          05/01/2004 b            11,141
-------------------------------------------------------------------------------------------------------------------------
  1,335,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2004          05/01/2004 b         1,362,888
-------------------------------------------------------------------------------------------------------------------------
  1,455,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2005          05/01/2004 b         1,485,395
-------------------------------------------------------------------------------------------------------------------------
  1,570,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2006          05/01/2004 b         1,602,797

                   34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                             EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,710,000     NYS HFA (Nonprofit Hsg.)                  8.400%      11/01/2007          05/01/2004 b     $   1,745,722
--------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS HFA (Nonprofit Hsg.)                  8.400       11/01/2008          05/01/2004 b         1,931,208
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYS HFA (NYC Health Facilities)           6.000       11/01/2006          11/01/2006           4,397,560
--------------------------------------------------------------------------------------------------------------------------
  1,435,000     NYS HFA (NYC Health Facilities)           6.000       05/01/2007          05/01/2007           1,573,650
--------------------------------------------------------------------------------------------------------------------------
  4,165,000     NYS HFA (NYC Health Facilities)           6.000       05/01/2008          05/01/2006 b         4,537,184
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS HFA (NYC Health Facilities)           6.375       11/01/2004          11/01/2004           2,081,040
--------------------------------------------------------------------------------------------------------------------------
    175,000     NYS HFA (Phillips Village)                6.900       02/15/2004          02/15/2004             175,842
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS HFA (Phillips Village)                6.900       08/15/2004          08/15/2004              87,054
--------------------------------------------------------------------------------------------------------------------------
  2,400,000     NYS HFA (Phillips Village)                7.750       08/15/2017          02/15/2005 b         2,538,696
--------------------------------------------------------------------------------------------------------------------------
    160,000     NYS HFA (Service Contract)                5.500       09/15/2022 s        03/15/2010 b           172,574
--------------------------------------------------------------------------------------------------------------------------
  9,580,000     NYS HFA (Service Contract)                6.000       03/15/2026          09/15/2006 b        10,847,530
--------------------------------------------------------------------------------------------------------------------------
    550,000     NYS HFA (Service Contract)                6.000       03/15/2026          09/15/2006 b           609,307
--------------------------------------------------------------------------------------------------------------------------
    360,000     NYS HFA (Simeon Dewitt)                   8.000       11/01/2018 s        05/01/2004 c           378,990
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA, Series A                         5.800       11/01/2009          05/01/2006 b            21,467
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA, Series A                         5.875       11/01/2010          05/01/2006              48,403
--------------------------------------------------------------------------------------------------------------------------
  2,160,000     NYS HFA, Series A                         6.100       11/01/2015 s        05/01/2008 b         2,286,814
--------------------------------------------------------------------------------------------------------------------------
  4,490,000     NYS HFA, Series A                         6.125       11/01/2020 s        05/01/2006 b         4,756,616
--------------------------------------------------------------------------------------------------------------------------
     65,000     NYS LGAC                                  5.000       04/01/2021 s        04/01/2005 b            66,160
--------------------------------------------------------------------------------------------------------------------------
     55,000     NYS LGAC                                  5.250       04/01/2019          04/01/2004 b            56,288
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS LGAC                                  5.375       04/01/2016          04/01/2007 b            27,320
--------------------------------------------------------------------------------------------------------------------------
 11,415,000     NYS LGAC                                  5.400       04/01/2015          04/01/2007 b        12,498,169
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     NYS LGAC                                  5.500       04/01/2008          04/01/2008           2,547,158
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS LGAC, Series A                        5.250       04/01/2019          04/01/2004 b            10,236
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS LGAC, Series A                        5.375       04/01/2014 s        04/01/2004 b             5,129
--------------------------------------------------------------------------------------------------------------------------
     60,000     NYS LGAC, Series C                        5.000       04/01/2021          04/01/2004 b            61,071
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            90,711
--------------------------------------------------------------------------------------------------------------------------
     30,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            30,298
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            35,271
--------------------------------------------------------------------------------------------------------------------------
    505,000     NYS LGSC (SCSB) i                         6.375       12/15/2009          08/10/2007 c           515,711
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Beth Israel Medical Center)  5.000       11/01/2013          05/01/2004 b            25,573
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Beth Israel Medical Center)  6.000       11/01/2012          11/01/2004 b             5,286
----------------------------------------------------------------------------------------------------------------------------
    605,000     NYS Medcare (Beth Israel Medical Center)  7.125       11/01/2006 s        05/01/2004 b           607,741
----------------------------------------------------------------------------------------------------------------------------
    545,000     NYS Medcare (Beth Israel Medical Center)  7.200       11/01/2014 s        05/01/2004 b           547,502
--------------------------------------------------------------------------------------------------------------------------
    115,000     NYS Medcare (Beth Israel Medical Center)  7.400       11/01/2004 s        05/01/2004 b           117,323
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare
                (Brookdale Family Care Centers)           6.375       11/15/2019          11/15/2005 b            93,657
--------------------------------------------------------------------------------------------------------------------------
  8,270,000     NYS Medcare (Buffalo General Hospital)    6.000       08/15/2014 s        08/15/2004 b         8,647,608
--------------------------------------------------------------------------------------------------------------------------
    420,000     NYS Medcare (Buffalo General Hospital)    6.125       08/15/2024          08/15/2006 b           440,122
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Central Suffolk Hospital)    5.875       11/01/2005          11/01/2004 b             5,033
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     NYS Medcare (FHA Insured Mtg.)            6.050       02/15/2015          08/15/2005 b         3,245,130
--------------------------------------------------------------------------------------------------------------------------
    800,000     NYS Medcare (Healthcare)                  6.350       11/01/2014 s        05/01/2004 b           835,640
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Hospital & Nursing Home)     5.400       08/15/2033 s        08/15/2004 b            25,570
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Hospital & Nursing Home)     5.500       02/15/2022          02/15/2004 b            25,589
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)     5.800       02/15/2007          02/15/2004 b            20,502
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYS Medcare (Hospital & Nursing Home)     5.950       08/15/2009          02/15/2004 b           502,825

                   35 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    55,000     NYS Medcare (Hospital & Nursing Home)    6.100%      02/15/2033 s        02/15/2004 b      $     56,023
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2014          02/15/2004 a            71,644
-------------------------------------------------------------------------------------------------------------------------
    890,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2014 s        02/15/2006 b           925,742
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2015 s        02/15/2006 b             5,525
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2015 s        02/15/2006 b            21,271
-------------------------------------------------------------------------------------------------------------------------
  2,260,000     NYS Medcare (Hospital & Nursing Home)    6.200       08/15/2013          02/15/2004 b         2,313,743
-------------------------------------------------------------------------------------------------------------------------
  1,855,000     NYS Medcare (Hospital & Nursing Home)    6.200       02/15/2021          02/15/2004 b         1,902,154
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Hospital & Nursing Home)    6.200       08/15/2022          02/15/2004 b            88,766
-------------------------------------------------------------------------------------------------------------------------
  1,435,000     NYS Medcare (Hospital & Nursing Home)    6.200       02/15/2028 s        02/15/2005 b         1,529,050
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS Medcare (Hospital & Nursing Home)    6.250       08/15/2012 s        08/15/2004 a           154,854
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS Medcare (Hospital & Nursing Home)    6.250       02/15/2015          08/15/2005 b            81,316
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Hospital & Nursing Home)    6.250       02/15/2027          02/15/2004 b           205,096
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS Medcare (Hospital & Nursing Home)    6.850       02/15/2012 s        02/15/2004 b           150,936
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Hospital & Nursing Home)    7.000       08/15/2032          08/15/2004 b            50,734
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS Medcare (Hospital & Nursing Home)    7.300       08/15/2011          02/15/2004 b            75,356
-------------------------------------------------------------------------------------------------------------------------
    310,000     NYS Medcare (Hospital & Nursing Home)    7.350       02/15/2029          02/15/2004 b           311,454
-------------------------------------------------------------------------------------------------------------------------
    245,000     NYS Medcare (Hospital & Nursing Home)    7.350       02/15/2029          02/15/2004 b           255,927
-------------------------------------------------------------------------------------------------------------------------
    760,000     NYS Medcare (Hospital & Nursing Home)    7.400       11/01/2016 s        05/01/2004 b           794,200
-------------------------------------------------------------------------------------------------------------------------
  5,425,000     NYS Medcare (Hospital & Nursing Home)    7.450       08/15/2031          02/15/2004 a         5,647,968
-------------------------------------------------------------------------------------------------------------------------
  1,155,000     NYS Medcare (Hospital & Nursing Home)    9.375       11/01/2016 s        05/01/2004 b         1,217,486
-------------------------------------------------------------------------------------------------------------------------
    335,000     NYS Medcare (Hospital & Nursing Home)   10.000       11/01/2006 s        05/01/2004 b           354,547
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Insured Mtg. Nursing)       6.150       02/15/2025          02/15/2005 b            10,625
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS Medcare (Long Term Health Care)      6.100       11/01/2004          05/01/2004 b            96,337
-------------------------------------------------------------------------------------------------------------------------
    240,000     NYS Medcare (Long Term Health Care)      6.400       11/01/2014 s        05/01/2004 b           243,379
-------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS Medcare (Long Term Health Care)      6.450       11/01/2014 s        05/01/2004 b         1,891,352
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Long Term Health Care)      6.700       11/01/2007          05/01/2004 b            45,651
-------------------------------------------------------------------------------------------------------------------------
  1,150,000     NYS Medcare (Long Term Health Care)      6.800       11/01/2014 s        05/01/2004 b         1,166,583
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Long Term Health Care)      7.100       11/01/2012 s        05/01/2004 b           130,608
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS Medcare (Long Term Health Care)      7.300       11/01/2005 s        05/01/2004 b           125,618
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Long Term Health Care)      7.375       11/01/2011 s        05/01/2004 b            51,290
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Mental Health)              5.250       08/15/2014          02/15/2004 b           133,257
-------------------------------------------------------------------------------------------------------------------------
    110,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2006 b           112,756
-------------------------------------------------------------------------------------------------------------------------
    820,000     NYS Medcare (Mental Health)              5.250       02/15/2019 s        02/15/2004 b           840,541
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b           169,133
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b            25,626
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2006 b            30,752
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b            82,004
-------------------------------------------------------------------------------------------------------------------------
    550,000     NYS Medcare (Mental Health)              5.250       02/15/2021          02/15/2004 b           563,778
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            10,251
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            25,626
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            41,002
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2005 b           205,010
-------------------------------------------------------------------------------------------------------------------------
    140,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b           143,528
-------------------------------------------------------------------------------------------------------------------------
    190,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b           194,788
-------------------------------------------------------------------------------------------------------------------------
  1,335,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b         1,368,642

                   36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    30,000     NYS Medcare (Mental Health)              5.375%      08/15/2019          02/15/2004 b      $     30,756
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYS Medcare (Mental Health)              5.500       08/15/2024 s        02/15/2006 b           527,566
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)              6.375       08/15/2014          08/15/2004 b             5,265
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)              6.500       08/15/2024          08/15/2004 a             5,269
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Montefiore Medical Center)  5.700       02/15/2012          02/15/2007 b            90,504
-------------------------------------------------------------------------------------------------------------------------
  6,170,000     NYS Medcare (Montefiore Medical Center)  5.750       02/15/2025 s        02/15/2007 b         6,543,779
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (NY & Presbyterian Hospital) 5.250       08/15/2014          02/15/2004 b            25,615
-------------------------------------------------------------------------------------------------------------------------
    225,000     NYS Medcare (NY & Presbyterian Hospital) 5.375       02/15/2025          02/15/2004 b           230,443
-------------------------------------------------------------------------------------------------------------------------
    260,000     NYS Medcare (NY & Presbyterian Hospital) 5.500       08/15/2024 s        02/15/2004 b           266,344
-------------------------------------------------------------------------------------------------------------------------
  1,180,000     NYS Medcare
                (Our Lady of Mercy Medical Center)       6.250       08/15/2015 s        02/15/2005 b         1,226,516
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Our Lady of Victory
                Hospital)                                6.625       11/01/2016 s        05/01/2004 b            25,103
-------------------------------------------------------------------------------------------------------------------------
  6,390,000     NYS Medcare (Presbyterian Hospital)      5.250       08/15/2014          02/15/2004 b         6,549,558
-------------------------------------------------------------------------------------------------------------------------
  1,340,000     NYS Medcare (Presbyterian Hospital)      5.375       02/15/2025          02/15/2004 b         1,372,589
-------------------------------------------------------------------------------------------------------------------------
 10,245,000     NYS Medcare (Secured Hospital)           6.125       08/15/2013 s        02/15/2004 b        10,502,867
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS Medcare (Secured Hospital)           6.250       02/15/2024 s        02/15/2004 b           184,610
-------------------------------------------------------------------------------------------------------------------------
 12,845,000     NYS Medcare (St. Luke's Hospital)        5.600       08/15/2013 s        08/15/2005 b        13,333,110
-------------------------------------------------------------------------------------------------------------------------
    460,000     NYS Medcare (St. Luke's Hospital)        5.625       08/15/2018 s        08/15/2005 b           475,180
-------------------------------------------------------------------------------------------------------------------------
    685,000     NYS Medcare (St. Luke's Hospital)        5.625       08/15/2018          02/15/2004 b           703,975
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029 s        02/15/2004 b           122,771
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029          02/15/2004 b            66,507
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029          08/15/2004 b            20,464
-------------------------------------------------------------------------------------------------------------------------
  2,930,000     NYS Medcare (St. Luke's Hospital)        7.500       11/01/2011 s        05/01/2004 b         3,050,130
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS Medcare (St. Peter's Hospital)       5.375       11/01/2020          05/01/2004 b           102,283
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare, Series F                    5.375       02/15/2014          02/15/2004 b            51,260
-------------------------------------------------------------------------------------------------------------------------
  2,405,000     NYS Muni Bond Bank Agency
                (Special Program-City of Buffalo)        6.875       03/15/2006 s        03/15/2004 b         2,477,631
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS Power Authority, Series A            5.000       11/15/2018          12/15/2005 b            42,185
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Power Authority, Series A            5.000       11/15/2019          12/15/2005 b            52,731
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Power Authority, Series F            5.500       01/01/2010          07/01/2004 a            11,010
-------------------------------------------------------------------------------------------------------------------------
    500,000     NYS Thruway Authority                    5.500       01/01/2017          01/01/2007 b           548,320
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Thruway Authority Service Contract
                (Highway & Bridge)                       5.750       04/01/2016          04/01/2006 a            50,047
-------------------------------------------------------------------------------------------------------------------------
  1,015,000     NYS Thruway Authority Service Contract
                (Highway & Bridge)                       6.000       04/01/2011          04/01/2007 b         1,156,278
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS Thruway Authority, Series A          0.000 z     01/01/2005          01/01/2005             246,158
-------------------------------------------------------------------------------------------------------------------------
    385,000     NYS Thruway Authority, Series A          0.000 z     01/01/2006          01/01/2006             368,992
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Thruway Authority, Series A          5.500       04/01/2015          04/01/2005 a            53,686
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Thruway Authority, Series B          5.000       01/01/2020 s        07/01/2004 b            51,130
-------------------------------------------------------------------------------------------------------------------------
    675,000     NYS Thruway Authority, Series E          5.250       01/01/2015          01/01/2008 b           737,303
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Thurway Authority, Series B          5.125       04/01/2015 s        04/01/2005 b            10,571
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Thurway Authority, Series C          5.250       04/01/2015          04/01/2008 b            21,984
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS UDC (Correctional Facilities)        0.000 z     01/01/2007          01/01/2007              27,874
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS UDC (Correctional Facilities)        5.000       01/01/2020 s        01/01/2008 b            79,205
-------------------------------------------------------------------------------------------------------------------------
  2,860,000     NYS UDC (Correctional Facilities)        5.375       01/01/2015          01/01/2008 b         3,135,161

                   37 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
   PRINCIPAL                                                                                MATURITY*      MARKET VALUE
      AMOUNT                                            COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$     55,000     NYS UDC (Correctional Facilities)        5.500%      01/01/2025          01/01/2005 a      $     58,508
--------------------------------------------------------------------------------------------------------------------------
  10,000,000     NYS UDC (Correctional Facilities)        5.625       01/01/2017          01/01/2006 a        11,011,200
--------------------------------------------------------------------------------------------------------------------------
      10,000     NYS UDC (Correctional Facilities)        5.700       01/01/2016          01/01/2007 b            11,319
--------------------------------------------------------------------------------------------------------------------------
      25,000     NYS UDC (Correctional Facilities)        5.875       04/01/2007          04/01/2004 b            25,802
--------------------------------------------------------------------------------------------------------------------------
   5,000,000     NYS UDC (Correctional Facilities)        5.875       01/01/2019          01/01/2009 a         5,852,000
--------------------------------------------------------------------------------------------------------------------------
   5,000,000     NYS UDC (Personal Income Tax)            5.500       03/15/2021          03/15/2013 b         5,554,200
--------------------------------------------------------------------------------------------------------------------------
     995,000     NYS UDC (Senior Lien)                    5.375       07/01/2022          07/01/2006 b         1,085,545
--------------------------------------------------------------------------------------------------------------------------
  14,900,000     NYS UDC (Senior Lien)                    5.500       07/01/2016 s        07/01/2006 b        16,277,803
--------------------------------------------------------------------------------------------------------------------------
      65,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2005          06/24/2004 c            61,832
--------------------------------------------------------------------------------------------------------------------------
      25,000      NYS UDC (South Mall) CAB                0.000 z     01/01/2005          06/24/2004 c            23,793
--------------------------------------------------------------------------------------------------------------------------
 106,185,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c        74,654,426
--------------------------------------------------------------------------------------------------------------------------
   1,020,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c           720,110
--------------------------------------------------------------------------------------------------------------------------
     895,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c           629,239
--------------------------------------------------------------------------------------------------------------------------
       5,000     NYS UDC (Subordinated Lien)              5.500       07/01/2016          07/01/2008 b             5,442
--------------------------------------------------------------------------------------------------------------------------
   6,100,000     NYS UDC (Subordinated Lien)              5.500       07/01/2022 s        07/01/2008 b         6,606,361
--------------------------------------------------------------------------------------------------------------------------
   6,630,000     NYS UDC (Subordinated Lien)              5.600       07/01/2026 s        07/01/2008 b         7,147,405
--------------------------------------------------------------------------------------------------------------------------
      25,000     NYS UDC (Syracuse University Science
                 & Technology Center)                     5.500       01/01/2014          07/01/2004 b            25,330
--------------------------------------------------------------------------------------------------------------------------
     680,000     NYS UDC (Syracuse University)            5.500       01/01/2014          07/01/2004 b           689,160
--------------------------------------------------------------------------------------------------------------------------
     155,000     NYS UDC, Series A                        5.500       04/01/2016 s        04/01/2006 b           168,324
--------------------------------------------------------------------------------------------------------------------------
      15,000     NYS UDC, Series A                        5.500       04/01/2019          04/01/2006 b            16,289
--------------------------------------------------------------------------------------------------------------------------
   1,260,000     Oneida County IDA (Bonide Products)      5.750       11/01/2007          03/01/2006 c         1,253,826
--------------------------------------------------------------------------------------------------------------------------
   2,285,000     Oneida County IDA (Faxton Hospital)      6.625       01/01/2015 s        01/01/2010 b         2,656,678
--------------------------------------------------------------------------------------------------------------------------
     600,000     Oneida County IDA (Presbyterian Home)    6.100       06/01/2020          06/01/2010 b           656,526
--------------------------------------------------------------------------------------------------------------------------
   1,000,000     Oneida County IDA (Presbyterian Home)    6.250       06/01/2015          06/01/2010 b         1,126,390
--------------------------------------------------------------------------------------------------------------------------
   3,895,000     Oneida Healthcare Corp.                  5.500       02/01/2016 s        02/01/2013 b         4,237,565
--------------------------------------------------------------------------------------------------------------------------
   1,150,000     Oneida-Herkimer SWMA                     6.600       04/01/2004          04/01/2004           1,164,122
--------------------------------------------------------------------------------------------------------------------------
     155,000     Oneida-Herkimer SWMA                     6.750       04/01/2014 s        04/01/2005 b           157,404
--------------------------------------------------------------------------------------------------------------------------
      10,000     Oneonta Hsg. Devel. Corp.                5.450       07/01/2022 s        01/01/2006 b            10,164
--------------------------------------------------------------------------------------------------------------------------
     180,000     Onondaga County IDA (Coltec Industries)  7.250       06/01/2008 s        06/01/2004 b           183,501
--------------------------------------------------------------------------------------------------------------------------
     365,000     Onondaga County IDA (Coltec Industries)  9.875       10/01/2010          04/01/2004 b           382,885
--------------------------------------------------------------------------------------------------------------------------
   2,605,000     Onondaga County IDA (Le Moyne College)   5.000       12/01/2012          07/07/2010 g         2,778,337
--------------------------------------------------------------------------------------------------------------------------
     510,000     Onondaga County IDA (Le Moyne College)   5.500       03/01/2014          03/01/2009 b           537,540
--------------------------------------------------------------------------------------------------------------------------
  13,920,000     Onondaga County Res Rec                  5.000       05/01/2006          05/19/2005 c        13,851,096
--------------------------------------------------------------------------------------------------------------------------
  26,615,000     Onondaga County Res Rec                  5.000       05/01/2010          08/24/2008 c        25,565,837
--------------------------------------------------------------------------------------------------------------------------
     140,000     Orange County IDA
                 (Adult Homes at Erie Station)            6.000       08/01/2011          05/15/2008             139,478
--------------------------------------------------------------------------------------------------------------------------
     425,000     Orange County IDA (Glen Arden)           5.100       01/01/2004          01/01/2004             425,000
--------------------------------------------------------------------------------------------------------------------------
     210,000     Orange County IDA (Glen Arden)           5.350       01/01/2007          01/01/2007             213,074
--------------------------------------------------------------------------------------------------------------------------
     230,000     Orange County IDA (Glen Arden)           5.400       01/01/2008          01/01/2008             232,967
--------------------------------------------------------------------------------------------------------------------------
     295,000     Orange County IDA
                 (Kingston Manufacturing) i,t,u           7.250       11/01/2003          05/01/2004             159,300
--------------------------------------------------------------------------------------------------------------------------
      40,000     Orange County IDA (Mental Health)        6.000       05/01/2008          05/01/2006 b            43,460
--------------------------------------------------------------------------------------------------------------------------
      60,000     Orange County IDA (Mental Health)        6.125       05/01/2016 s        05/01/2008 b            63,344
--------------------------------------------------------------------------------------------------------------------------
   5,065,000     Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)       6.000       12/01/2016 s        12/01/2011 b         5,715,346

                   38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,920,000     Orange County IDA (St. Luke's
                Cornwall Hospital Obligated Group)       6.000%      12/01/2016 s        12/01/2011 b     $   2,166,528
-------------------------------------------------------------------------------------------------------------------------
    200,000     Oswego County IDA (Seneca Hill Manor)    5.650       08/01/2037          08/01/2007 b           217,826
-------------------------------------------------------------------------------------------------------------------------
    580,000     Oswego County Res Rec                    6.500       06/01/2004          06/01/2004             591,606
-------------------------------------------------------------------------------------------------------------------------
  1,350,000     Otsego County IDA (Hartwick College)     6.000       07/01/2013          07/01/2012 b         1,429,623
-------------------------------------------------------------------------------------------------------------------------
  1,435,000     Otsego County IDA (Hartwick College)     6.000       07/01/2014          07/01/2012 b         1,507,539
-------------------------------------------------------------------------------------------------------------------------
  1,520,000     Otsego County IDA (Hartwick College)     6.000       07/01/2015          07/01/2012 b         1,585,193
-------------------------------------------------------------------------------------------------------------------------
  1,610,000     Otsego County IDA (Hartwick College)     6.000       07/01/2016          07/01/2012 b         1,670,166
-------------------------------------------------------------------------------------------------------------------------
     50,000     Philadelphia, NY GO                      7.500       12/15/2009          12/15/2009              61,567
-------------------------------------------------------------------------------------------------------------------------
 21,985,000     Port Authority NY/NJ (Delta Air Lines)   6.950       06/01/2008          06/01/2004 b        22,063,486
-------------------------------------------------------------------------------------------------------------------------
 52,470,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.750       12/01/2022 s        12/01/2007 b        58,940,600
-------------------------------------------------------------------------------------------------------------------------
  7,700,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.750       12/01/2025 s        12/01/2007 b         8,436,813
-------------------------------------------------------------------------------------------------------------------------
 28,990,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.900       12/01/2017 s        12/01/2007 b        32,737,537
-------------------------------------------------------------------------------------------------------------------------
  5,955,000     Port Authority NY/NJ
                (JFK International Air Terminal)         6.250       12/01/2010          12/01/2010           6,918,579
-------------------------------------------------------------------------------------------------------------------------
 13,275,000     Port Authority NY/NJ (KIAC)              6.750       10/01/2011          10/01/2006 b        13,870,118
-------------------------------------------------------------------------------------------------------------------------
 18,700,000     Port Authority NY/NJ (KIAC)              6.750       10/01/2019 s        10/01/2008 b        19,122,994
-------------------------------------------------------------------------------------------------------------------------
 12,100,000     Port Authority NY/NJ (KIAC)              7.000       10/01/2007          04/25/2006 c        12,659,020
-------------------------------------------------------------------------------------------------------------------------
     20,000     Port Authority NY/NJ, 100th Series       5.625       12/15/2010          06/15/2005 b            21,358
-------------------------------------------------------------------------------------------------------------------------
     15,000     Port Authority NY/NJ, 100th Series       5.750       12/15/2015          06/15/2005 b            15,956
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 100th Series       5.750       12/15/2020          06/15/2005 b            26,586
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b            26,548
-------------------------------------------------------------------------------------------------------------------------
    140,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b           148,795
-------------------------------------------------------------------------------------------------------------------------
     70,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b            74,397
-------------------------------------------------------------------------------------------------------------------------
    200,000     Port Authority NY/NJ, 101st Series       5.750       09/15/2015          09/15/2005 b           213,946
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Port Authority NY/NJ, 104th Series       5.200       07/15/2017          01/15/2006 b         1,064,510
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     Port Authority NY/NJ, 105th Series       6.250       09/01/2006          03/01/2006 b         2,201,200
-------------------------------------------------------------------------------------------------------------------------
  3,425,000     Port Authority NY/NJ, 107th Series       5.250       10/15/2012          10/15/2006 b         3,581,797
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 107th Series       5.375       10/15/2016          10/15/2006 b            10,433
-------------------------------------------------------------------------------------------------------------------------
     35,000     Port Authority NY/NJ, 109th Series       5.375       07/15/2027          01/15/2007 b            37,272
-------------------------------------------------------------------------------------------------------------------------
     20,000     Port Authority NY/NJ, 110th Series       5.375       07/01/2017          07/01/2007 b            20,859
-------------------------------------------------------------------------------------------------------------------------
    225,000     Port Authority NY/NJ, 111th Series       5.000       10/01/2022 s        10/01/2007 b           234,641
-------------------------------------------------------------------------------------------------------------------------
     30,000     Port Authority NY/NJ, 112th Series       5.000       06/01/2018 s        10/01/2007 b            30,493
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     Port Authority NY/NJ, 119th Series       5.250       09/15/2012          09/15/2006 b        10,819,200
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Port Authority NY/NJ, 119th Series       5.500       09/15/2016          09/15/2006 b         1,086,910
-------------------------------------------------------------------------------------------------------------------------
    175,000     Port Authority NY/NJ, 119th Series       5.500       09/15/2019          09/15/2006 b           189,700
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     Port Authority NY/NJ, 122th Series       5.500       07/15/2011          07/15/2008 b         2,168,840
-------------------------------------------------------------------------------------------------------------------------
    500,000     Port Authority NY/NJ, 91st Series        5.125       11/15/2010          05/15/2004 b           506,595
-------------------------------------------------------------------------------------------------------------------------
    265,000     Port Authority NY/NJ, 91st Series        5.200       11/15/2016          11/16/2004 b           268,371
-------------------------------------------------------------------------------------------------------------------------
    875,000     Port Authority NY/NJ, 91st Series        5.200       11/15/2020          05/15/2004 b           884,441
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 92nd Series        5.000       07/15/2018          01/15/2004 b            10,125
-------------------------------------------------------------------------------------------------------------------------
     50,000     Port Authority NY/NJ, 92nd Series        5.625       07/15/2021          01/15/2004 b            50,655
-------------------------------------------------------------------------------------------------------------------------
    200,000     Port Authority NY/NJ, 94th Series        6.000       12/01/2015          12/01/2004 b           209,972

                   39 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    15,000     Port Authority NY/NJ, 94th Series        6.000%      12/01/2016          12/01/2004 b      $     15,734
-------------------------------------------------------------------------------------------------------------------------
    900,000     Port Authority NY/NJ, 95th Series        5.500       09/01/2012          03/01/2006 b           967,491
-------------------------------------------------------------------------------------------------------------------------
    110,000     Port Authority NY/NJ, 95th Series        5.700       07/15/2007          07/15/2004 b           112,993
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 95th Series        5.900       07/15/2010          07/15/2004 b            10,230
-------------------------------------------------------------------------------------------------------------------------
      5,000     Port Authority NY/NJ, 95th Series        6.000       07/15/2014          07/15/2004 b             5,165
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 95th Series        6.000       07/15/2015          07/16/2006 b            10,333
-------------------------------------------------------------------------------------------------------------------------
     65,000     Port Authority NY/NJ, 95th Series        6.125       07/15/2022          07/15/2004 b            67,207
-------------------------------------------------------------------------------------------------------------------------
  3,455,000     Port Authority NY/NJ, 95th Series        6.125       07/15/2029 s        07/15/2004 b         3,571,364
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 96th Series        6.400       10/01/2016          10/01/2004 b            26,167
-------------------------------------------------------------------------------------------------------------------------
  6,450,000     Port Authority NY/NJ, 96th Series        6.600       10/01/2023 s        10/01/2004 b         6,762,245
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 97th Series        6.500       07/15/2019          01/15/2005 b            10,576
-------------------------------------------------------------------------------------------------------------------------
  9,425,000     Port Authority NY/NJ, 98th Series        6.000       08/01/2011          02/01/2005 b         9,937,437
-------------------------------------------------------------------------------------------------------------------------
 10,710,000     Port Authority NY/NJ, 98th Series        6.125       08/01/2013          02/01/2005 b        11,301,192
-------------------------------------------------------------------------------------------------------------------------
 12,590,000     Port Authority NY/NJ, 98th Series        6.200       02/01/2015          02/01/2005 b        13,299,447
-------------------------------------------------------------------------------------------------------------------------
  7,665,000     Port Authority NY/NJ, 99th Series        5.900       11/01/2011          05/01/2005 b         8,133,638
-------------------------------------------------------------------------------------------------------------------------
    500,000     Port Chester Community Devel. Corp.
                (Section 8), Series A                    5.500       08/01/2017 s        08/01/2013 b           525,375
-------------------------------------------------------------------------------------------------------------------------
    400,000     Port Chester Community Devel. Corp.
-------------------------------------------------------------------------------------------------------------------------
                (Section 8), Series A                    5.600       02/01/2024          08/01/2004 b           420,176
-------------------------------------------------------------------------------------------------------------------------
     45,000     Port Chester IDA (Nadel Industries)      6.750       02/01/2006          02/16/2005 c            47,267
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Chester IDA (Nadel Industries)      7.000       02/01/2016          02/01/2008 a            28,533
-------------------------------------------------------------------------------------------------------------------------
  1,690,000     Poughkeepsie IDA
                (Eastman & Bixby Redevelopment Corp.)    5.900       08/01/2020          09/05/2009 g         1,820,755
-------------------------------------------------------------------------------------------------------------------------
    750,000     Putnam County IDA (Brewster Plastics)    7.375       12/01/2008          01/18/2007 c           753,578
-------------------------------------------------------------------------------------------------------------------------
  1,790,000     Rensselaer County Tobacco Asset
                Securitization Corp.                     5.200       06/01/2025          10/01/2009 c         1,684,855
-------------------------------------------------------------------------------------------------------------------------
    130,000     Rensselaer Hsg. Authority (Renwyck)      7.650       01/01/2011          07/01/2004 b           132,809
-------------------------------------------------------------------------------------------------------------------------
    395,000     Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)         6.250       06/01/2004          06/01/2004             396,248
-------------------------------------------------------------------------------------------------------------------------
     60,000     Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)         6.900       06/01/2024          06/01/2006 b            61,317
-------------------------------------------------------------------------------------------------------------------------
  1,700,000     Riverhead HDC (Riverpointe Apartments)   5.850       08/01/2010          06/27/2008 g         1,720,043
-------------------------------------------------------------------------------------------------------------------------
    795,000     Rochester Hsg. Authority
                (Crossroads Apartments)                  7.300       07/01/2005          10/07/2004 c           797,226
-------------------------------------------------------------------------------------------------------------------------
  6,000,000     Rochester Hsg. Authority
                (Crossroads Apartments)                  7.700       01/01/2017 s        07/24/2012 c         5,927,460
-------------------------------------------------------------------------------------------------------------------------
    470,000     Rochester Hsg. Authority
                (Stonewood Village)                      5.900       09/01/2009          04/25/2007 c           464,999
-------------------------------------------------------------------------------------------------------------------------
 11,200,000     Rockland County Tobacco Asset
                Securitization Corp.                     5.500       08/15/2025          06/12/2012 c        10,313,520
-------------------------------------------------------------------------------------------------------------------------
    270,000     Rockland Gardens Hsg. Corp.             10.500       05/01/2011          05/01/2004 b           273,753
-------------------------------------------------------------------------------------------------------------------------
    280,000     Rome Hsg. Corp.                          7.000       01/01/2026 s        07/01/2004 b           282,517
-------------------------------------------------------------------------------------------------------------------------
    225,000     Roxbury CSD GO                           6.400       06/15/2010          06/15/2005 b           238,064
-------------------------------------------------------------------------------------------------------------------------
    235,000     Roxbury CSD GO                           6.400       06/15/2011          06/15/2005 b           247,676
-------------------------------------------------------------------------------------------------------------------------
  1,725,000     Saratoga County IDA
                (Saratoga Hospital/Saratoga Care/
                Benedict Community Health Center)        5.750       12/01/2023          12/01/2005 b         1,855,082

                   40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$6,540,000      Saratoga County IDA
                (Saratoga Hospital/Saratoga Care/
                Benedict Community Health Center)        5.750%      12/01/2033          12/01/2005 b     $   7,033,181
-------------------------------------------------------------------------------------------------------------------------
   770,000      Saratoga County IDA (Saratoga Sheraton)  6.750       12/31/2007          08/17/2005 c           758,635
-------------------------------------------------------------------------------------------------------------------------
 7,000,000      Schenectady Tax Anticipation Notes       6.250       12/30/2004          12/30/2004           7,000,350
-------------------------------------------------------------------------------------------------------------------------
   220,000      Schuyler County IDA (Cargill)            7.900       04/01/2007          03/01/2004 b           226,952
-------------------------------------------------------------------------------------------------------------------------
    25,000      Scotia GO                                6.100       01/15/2012          01/15/2004 b            25,850
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 37-A                      5.750       04/01/2005          06/06/2004 b            20,717
-------------------------------------------------------------------------------------------------------------------------
 8,745,000      SONYMA, Series 24                        6.050       04/01/2020 s        07/01/2010 b         9,192,831
-------------------------------------------------------------------------------------------------------------------------
    55,000      SONYMA, Series 27                        5.650       04/01/2015 s        10/01/2005 b            56,158
-------------------------------------------------------------------------------------------------------------------------
 3,600,000      SONYMA, Series 27                        5.800       10/01/2020 s        04/01/2010 b         3,871,584
-------------------------------------------------------------------------------------------------------------------------
   130,000      SONYMA, Series 27                        5.875       04/01/2030 s        04/01/2010 b           141,071
-------------------------------------------------------------------------------------------------------------------------
 8,125,000      SONYMA, Series 29                        5.400       10/01/2022 s        10/01/2010 b         8,455,850
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 29-A                      6.100       10/01/2015          04/01/2006 b            52,588
-------------------------------------------------------------------------------------------------------------------------
 5,535,000      SONYMA, Series 29-C                      5.600       04/01/2015 s        03/01/2006 b         5,651,622
-------------------------------------------------------------------------------------------------------------------------
   175,000      SONYMA, Series 29-C                      5.650       04/01/2015          04/01/2004 b           178,693
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 30                        5.800       10/01/2025          02/01/2006 b            20,358
-------------------------------------------------------------------------------------------------------------------------
    30,000      SONYMA, Series 30-C                      5.500       04/01/2019 s        04/01/2004 b            30,482
-------------------------------------------------------------------------------------------------------------------------
   170,000      SONYMA, Series 30-C                      5.850       10/01/2025 s        10/01/2005 b           172,696
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 30-C1                     5.850       10/01/2025          10/01/2005 b            20,334
-------------------------------------------------------------------------------------------------------------------------
    65,000      SONYMA, Series 30-C2                     5.800       10/01/2025          02/01/2006 b            66,163
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 31A                       5.375       10/01/2017          10/01/2004 b            20,391
-------------------------------------------------------------------------------------------------------------------------
    25,000      SONYMA, Series 33                        5.300       10/01/2012          03/01/2004 b            25,532
-------------------------------------------------------------------------------------------------------------------------
    25,000      SONYMA, Series 33                        5.400       10/01/2017          03/01/2004 b            25,671
-------------------------------------------------------------------------------------------------------------------------
    40,000      SONYMA, Series 33                        5.400       10/10/2017          03/01/2004 b            41,080
-------------------------------------------------------------------------------------------------------------------------
     5,000      SONYMA, Series 34                        5.550       09/30/2025 s        03/01/2006 b             5,069
-------------------------------------------------------------------------------------------------------------------------
   100,000      SONYMA, Series 39                        5.750       10/01/2010 s        04/01/2006 b           102,471
-------------------------------------------------------------------------------------------------------------------------
   260,000      SONYMA, Series 39                        6.000       10/01/2017 s        04/01/2006 b           266,154
-------------------------------------------------------------------------------------------------------------------------
    45,000      SONYMA, Series 41-A                      6.050       10/01/2007          06/01/2004 b            46,429
-------------------------------------------------------------------------------------------------------------------------
    55,000      SONYMA, Series 41-B                      6.250       10/01/2014 s        08/01/2006 b            56,677
-------------------------------------------------------------------------------------------------------------------------
     5,000      SONYMA, Series 43                        5.900       04/01/2007          09/01/2004 b             5,199
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 48                        6.000       04/01/2013          06/29/2007 b            52,089
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 48                        6.000       04/01/2013 s        06/29/2007 b            20,836
-------------------------------------------------------------------------------------------------------------------------
   135,000      SONYMA, Series 48                        6.050       04/01/2017 s        06/29/2007 b           140,374
-------------------------------------------------------------------------------------------------------------------------
   190,000      SONYMA, Series 48                        6.100       04/01/2025 s        06/29/2007 b           196,876
-------------------------------------------------------------------------------------------------------------------------
   120,000      SONYMA, Series 48                        6.100       04/01/2025 s        06/29/2007 b           124,343
-------------------------------------------------------------------------------------------------------------------------
   285,000      SONYMA, Series 49                        5.800       10/01/2013          06/29/2005 b           297,212
-------------------------------------------------------------------------------------------------------------------------
   380,000      SONYMA, Series 50                        6.250       04/01/2010          09/13/2007 b           385,708
-------------------------------------------------------------------------------------------------------------------------
   285,000      SONYMA, Series 52                        6.100       04/01/2026 s        01/04/2008 b           296,771
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 53                        5.750       10/01/2011 s        01/04/2008 b            52,756
-------------------------------------------------------------------------------------------------------------------------
   100,000      SONYMA, Series 53                        5.900       10/01/2017          01/04/2006 b           104,849
-------------------------------------------------------------------------------------------------------------------------
   595,000      SONYMA, Series 54                        6.100       10/01/2015          04/01/2006 b           625,791
-------------------------------------------------------------------------------------------------------------------------
    85,000      SONYMA, Series 55                        5.950       10/01/2017 s        04/01/2006 b            89,610
-------------------------------------------------------------------------------------------------------------------------
    10,000      SONYMA, Series 56                        5.875       10/01/2019 s        07/01/2008 b            10,093

                   41 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   100,000     SONYMA, Series 60                        6.000%      10/01/2022 s        01/01/2009 b      $    105,223
-------------------------------------------------------------------------------------------------------------------------
    285,000     SONYMA, Series 63                        6.000       04/01/2017 s        04/01/2009 b           302,257
-------------------------------------------------------------------------------------------------------------------------
     10,000     SONYMA, Series 64                        5.800       10/01/2017          04/01/2007 b            10,634
-------------------------------------------------------------------------------------------------------------------------
     50,000     SONYMA, Series 64                        5.900       10/01/2027 s        04/01/2009 b            52,603
-------------------------------------------------------------------------------------------------------------------------
    150,000     SONYMA, Series 66                        5.600       10/01/2017          07/01/2007 b           159,258
-------------------------------------------------------------------------------------------------------------------------
    100,000     SONYMA, Series 67                        5.600       10/01/2014 s        09/01/2009 b           105,958
-------------------------------------------------------------------------------------------------------------------------
  1,040,000     SONYMA, Series 67                        5.700       10/01/2017 s        09/01/2007 b         1,104,355
-------------------------------------------------------------------------------------------------------------------------
    185,000     SONYMA, Series 67                        5.800       10/01/2028 s        09/01/2009 b           195,791
-------------------------------------------------------------------------------------------------------------------------
    705,000     SONYMA, Series 70                        5.375       10/01/2017 s        03/01/2010 b           740,870
-------------------------------------------------------------------------------------------------------------------------
    250,000     SONYMA, Series 73-B                      5.450       10/01/2024 s        09/30/2009 b           258,768
-------------------------------------------------------------------------------------------------------------------------
      5,000     SONYMA, Series 73-B                      5.850       10/01/2018          09/30/2009 b             5,364
-------------------------------------------------------------------------------------------------------------------------
     30,000     SONYMA, Series 77                        5.900       04/01/2013          11/23/2009 b            31,310
-------------------------------------------------------------------------------------------------------------------------
  1,025,000     SONYMA, Series 78-B                      5.900       10/01/2015          11/23/2009 b         1,088,735
-------------------------------------------------------------------------------------------------------------------------
    140,000     SONYMA, Series 80                        5.100       10/01/2017 s        03/01/2009 b           147,126
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     SONYMA, Series 82                        5.550       10/01/2019 s        10/01/2009 b         5,251,150
-------------------------------------------------------------------------------------------------------------------------
 25,000,000     SONYMA, Series 83                        5.450       04/01/2018 s        10/01/2009 b        26,458,250
-------------------------------------------------------------------------------------------------------------------------
     45,000     SONYMA, Series 83                        5.550       10/01/2027          10/01/2009 b            46,907
-------------------------------------------------------------------------------------------------------------------------
    120,000     SONYMA, Series 84                        5.900       04/01/2022 s        09/01/2009 b           127,016
-------------------------------------------------------------------------------------------------------------------------
  7,490,000     SONYMA, Series 84                        5.950       04/01/2030 s        09/01/2009 b         7,883,525
-------------------------------------------------------------------------------------------------------------------------
    930,000     SONYMA, Series 90                        5.750       10/01/2021          10/01/2004 g           934,371
-------------------------------------------------------------------------------------------------------------------------
    100,000     SONYMA, Series 93                        5.800       04/01/2013          10/01/2009 b           108,756
-------------------------------------------------------------------------------------------------------------------------
 19,980,000     SONYMA, Series 94                        5.900       10/01/2030 s        04/01/2010 b        21,073,505
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     SONYMA, Series 95                        5.500       10/01/2017 s        04/01/2010 b         2,135,260
-------------------------------------------------------------------------------------------------------------------------
  6,100,000     SONYMA, Series 97                        5.400       10/01/2021 s        04/01/2011 b         6,378,404
-------------------------------------------------------------------------------------------------------------------------
     85,000     Springville HDC (Springbrook)            5.950       01/01/2010          07/18/2007 g            86,884
-------------------------------------------------------------------------------------------------------------------------
    620,000     St. Lawrence IDA (PACES)                 5.875       06/30/2007          01/27/2006 c           609,764
-------------------------------------------------------------------------------------------------------------------------
     35,000     Suffolk County GO                        5.000       10/15/2020          10/15/2005 b            35,792
-------------------------------------------------------------------------------------------------------------------------
    660,000     Suffolk County IDA (ACLD)                5.750       03/01/2006          03/12/2005 c           659,234
-------------------------------------------------------------------------------------------------------------------------
    940,000     Suffolk County IDA (ALIA--CCDRCA)        7.000       06/01/2016          05/07/2010 g           985,411
-------------------------------------------------------------------------------------------------------------------------
  1,135,000     Suffolk County IDA (ALIA--FREE)          7.000       06/01/2016          05/08/2010 g         1,189,832
-------------------------------------------------------------------------------------------------------------------------
    940,000     Suffolk County IDA (ALIA--IGHL)          6.500       12/01/2013          05/07/2010             943,873
-------------------------------------------------------------------------------------------------------------------------
    535,000     Suffolk County IDA (ALIA--WORCA)         7.000       06/01/2016          05/05/2010 g           560,846
-------------------------------------------------------------------------------------------------------------------------
     25,000     Suffolk County IDA (Dowling College)     6.400       12/01/2005          12/01/2005              25,519
-------------------------------------------------------------------------------------------------------------------------
    240,000     Suffolk County IDA (Dowling College)     6.500       12/01/2006          12/01/2006             244,788
-------------------------------------------------------------------------------------------------------------------------
     50,000     Suffolk County IDA (Dowling College)     6.625       06/01/2024          12/29/2016 c            49,446
-------------------------------------------------------------------------------------------------------------------------
    575,000     Suffolk County IDA
                (Family Residences), Series A            6.375       12/01/2018          10/20/2012             577,616
-------------------------------------------------------------------------------------------------------------------------
  3,760,000     Suffolk County IDA
                (Family Residences), Series A            6.375       12/01/2018          01/12/2013           3,777,108
-------------------------------------------------------------------------------------------------------------------------
  1,365,000     Suffolk County IDA
                (Huntington First Aid Squad)             6.025       11/01/2008          12/15/2006 c         1,381,462
-------------------------------------------------------------------------------------------------------------------------
    290,000     Suffolk County IDA
                (Mattituck-Laurel Library)               6.000       09/01/2019 s        09/01/2010 b           339,210
-------------------------------------------------------------------------------------------------------------------------
    165,000     Suffolk County IDA
                (Peconic Landing Retirement Home)        7.000       10/01/2030          10/01/2005 d           164,815

                   42 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*      MARKET VALUE
     AMOUNT                                               COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   250,000     Suffolk County IDA (Rimland Facilities) i  3.000% v    12/01/2004          09/04/2004 c      $    249,375
---------------------------------------------------------------------------------------------------------------------------
    100,000     Suffolk County Water Authority             5.750       06/01/2010          06/01/2004 b           101,876
---------------------------------------------------------------------------------------------------------------------------
     30,000     Sullivan County GO                         5.100       03/15/2011          03/15/2004 b            30,535
---------------------------------------------------------------------------------------------------------------------------
     40,000     Syracuse GO, Series A                      6.000       02/01/2014 s        02/01/2004 b            40,963
---------------------------------------------------------------------------------------------------------------------------
     75,000     Syracuse GO, Series B                      6.000       02/01/2009          02/01/2004 b            76,774
---------------------------------------------------------------------------------------------------------------------------
  2,470,000     Syracuse IDA (Crouse Irving
                Health Hospital) i                         5.125       01/01/2009          08/26/2006 c         1,809,818
---------------------------------------------------------------------------------------------------------------------------
    185,000     Syracuse IDA (One Center Armory Garage)    6.750       12/01/2017          12/01/2004 b           190,458
---------------------------------------------------------------------------------------------------------------------------
    970,000     Syracuse SCHC (East Hill Village
                Apartments)                                6.125       11/01/2010          11/11/2007 c           953,743
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.000       06/01/2011          06/01/2006 b         1,040,450
---------------------------------------------------------------------------------------------------------------------------
  4,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2012          06/01/2006 b         4,175,360
---------------------------------------------------------------------------------------------------------------------------
 11,405,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2013          06/01/2008 b        12,078,351
---------------------------------------------------------------------------------------------------------------------------
 26,540,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2021          06/01/2013 b        28,231,394
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2014          06/01/2009 b         5,390,850
---------------------------------------------------------------------------------------------------------------------------
  8,250,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2015          06/01/2010 b         9,044,145
---------------------------------------------------------------------------------------------------------------------------
 11,900,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2016          06/01/2008 b        12,723,837
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2017          06/01/2011 b         5,352,800
---------------------------------------------------------------------------------------------------------------------------
 21,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2018          06/01/2012 b        22,464,540
---------------------------------------------------------------------------------------------------------------------------
 20,500,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2019          06/01/2013 b        21,969,235
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2020          06/01/2013 b         1,069,300
---------------------------------------------------------------------------------------------------------------------------
 18,395,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2021          06/01/2013 b        19,597,297
---------------------------------------------------------------------------------------------------------------------------
 27,465,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2022          06/01/2013 b        29,195,570
---------------------------------------------------------------------------------------------------------------------------
    900,000     Tompkins County IDA (Kendall at Ithaca)    5.750       07/01/2018          07/01/2008 b           932,760
---------------------------------------------------------------------------------------------------------------------------
  2,000,000     Tompkins County IDA (Kendall at Ithaca)    6.000       07/01/2024          07/01/2008 b         2,082,160
---------------------------------------------------------------------------------------------------------------------------
    290,000     Tompkins Healthcare Corp.
                (Reconstruction Home)                     10.800       02/01/2028 s        02/01/2005 b           331,464
---------------------------------------------------------------------------------------------------------------------------
  2,680,000     Tonawanda HDC (Tonawanda Towers)           6.150       10/01/2011          01/13/2008 g         2,725,024
---------------------------------------------------------------------------------------------------------------------------
    580,000     TSASC, Inc. (TFABs)                        3.750       07/15/2008          07/15/2008           567,924
---------------------------------------------------------------------------------------------------------------------------
    500,000     TSASC, Inc. (TFABs)                        5.125       07/15/2009          07/15/2004 e           512,355
---------------------------------------------------------------------------------------------------------------------------
  2,325,000     TSASC, Inc. (TFABs)                        5.250       07/15/2011          07/15/2005 e         2,392,541
---------------------------------------------------------------------------------------------------------------------------
  2,150,000     TSASC, Inc. (TFABs)                        5.375       07/15/2011          07/15/2006 e         2,223,122
---------------------------------------------------------------------------------------------------------------------------
  2,440,000     TSASC, Inc. (TFABs)                        5.375       07/15/2012          07/15/2006 e         2,533,989
---------------------------------------------------------------------------------------------------------------------------
    225,000     TSASC, Inc. (TFABs)                        5.400       07/15/2012          07/15/2007 e           233,658
---------------------------------------------------------------------------------------------------------------------------
  2,825,000     TSASC, Inc. (TFABs)                        5.500       07/15/2013          07/15/2007 e         2,946,080
---------------------------------------------------------------------------------------------------------------------------
 41,710,000     TSASC, Inc. (TFABs)                        5.500       07/15/2024          08/22/2013 c        41,268,708
---------------------------------------------------------------------------------------------------------------------------
  2,800,000     TSASC, Inc. (TFABs)                        5.700       07/15/2014          07/15/2009 b         2,886,240
---------------------------------------------------------------------------------------------------------------------------
  1,645,000     TSASC, Inc. (TFABs)                        5.875       07/15/2016          07/15/2009 b         1,702,246
---------------------------------------------------------------------------------------------------------------------------
  3,500,000     TSASC, Inc. (TFABs)                        5.900       07/15/2017          07/15/2009 b         3,626,595
---------------------------------------------------------------------------------------------------------------------------
    575,000     TSASC, Inc. (TFABs)                        6.000       07/15/2018          07/15/2009 b           595,700
---------------------------------------------------------------------------------------------------------------------------
  2,070,000     TSASC, Inc. (TFABs)                        6.000       07/15/2018          07/15/2009 b         2,144,520
---------------------------------------------------------------------------------------------------------------------------
  4,425,000     TSASC, Inc. (TFABs)                        6.000       07/15/2019          07/15/2009 b         4,559,697
---------------------------------------------------------------------------------------------------------------------------
  4,420,000     TSASC, Inc. (TFABs)                        6.000       07/15/2019          07/15/2009 b         4,554,545
---------------------------------------------------------------------------------------------------------------------------
  4,910,000     TSASC, Inc. (TFABs)                        6.000       07/15/2020          07/15/2009 b         5,032,357
---------------------------------------------------------------------------------------------------------------------------
  2,170,000     TSASC, Inc. (TFABs)                        6.000       07/15/2020          07/15/2009 b         2,224,076
---------------------------------------------------------------------------------------------------------------------------
  2,030,000     TSASC, Inc. (TFABs)                        6.000       07/15/2021          07/15/2009 b         2,069,443

                   43 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$46,175,000     TSASC, Inc. (TFABs)                      6.250%      07/15/2027          07/15/2009 b    $   47,442,504
-------------------------------------------------------------------------------------------------------------------------
 18,440,000     TSASC, Inc. (TFABs)                      6.250       07/15/2034 s        07/15/2009 b        18,946,178
-------------------------------------------------------------------------------------------------------------------------
 63,870,000     TSASC, Inc. (TFABs)                      6.375       07/15/2039 s        07/15/2009 b        66,053,077
-------------------------------------------------------------------------------------------------------------------------
     80,000     Tupper Lake HDC                          8.125       10/01/2010          04/01/2004 b            80,928
-------------------------------------------------------------------------------------------------------------------------
    690,000     Ulster County IDA (Benedictine Hospital) 6.050       06/01/2005          12/05/2004 c           686,826
-------------------------------------------------------------------------------------------------------------------------
 10,650,000     Ulster County Tobacco Asset
                Securitization Corp.                     6.750       06/01/2030 s        06/01/2011 b        11,036,702
-------------------------------------------------------------------------------------------------------------------------
    230,000     United Nations Devel. Corp., Series B    5.000       07/01/2007          07/01/2004 b           230,501
-------------------------------------------------------------------------------------------------------------------------
  2,050,000     United Nations Devel. Corp., Series B    5.300       07/01/2010          07/01/2004 b         2,053,465
-------------------------------------------------------------------------------------------------------------------------
     25,000     United Nations Devel. Corp., Series B    5.300       07/01/2011          07/01/2004 b            25,037
-------------------------------------------------------------------------------------------------------------------------
    350,000     United Nations Devel. Corp., Series C    5.500       07/01/2017 s        07/01/2004 b           358,418
-------------------------------------------------------------------------------------------------------------------------
     15,000     Upper Mohawk Valley Regional Water
                Finance Authority                        5.125       10/01/2016          10/01/2007 b            16,435
-------------------------------------------------------------------------------------------------------------------------
    295,000     Utica GO                                 6.200       01/15/2014          01/15/2010 b           336,669
-------------------------------------------------------------------------------------------------------------------------
    320,000     Utica GO                                 6.250       01/15/2015          01/15/2010 b           370,080
-------------------------------------------------------------------------------------------------------------------------
    230,000     Utica IDA (Utica College Civic Facility) 5.300       08/01/2008          03/04/2006 c           233,020
-------------------------------------------------------------------------------------------------------------------------
  2,155,000     Utica IDA (Utica College Civic Facility) 6.375       12/01/2011          09/23/2008 c         2,166,809
-------------------------------------------------------------------------------------------------------------------------
     75,000     Utica SCHC (Steinhorst Apartments)       6.500       04/15/2008          08/07/2005 g            78,289
-------------------------------------------------------------------------------------------------------------------------
     30,000     Valley Health Development Corp.          6.750       05/20/2022          05/20/2010 b            34,192
-------------------------------------------------------------------------------------------------------------------------
     50,000     Westchester County GO                    6.850       11/15/2014          11/15/2004 b            52,754
-------------------------------------------------------------------------------------------------------------------------
    265,000     Westchester County IDA
                (Beth Abraham Hospital)                  7.250       12/01/2009          09/02/2007 c           273,411
-------------------------------------------------------------------------------------------------------------------------
     50,000     Westchester County IDA
                (Children's Village)                     5.100       03/15/2009          03/15/2009              52,013
---------------------------------------------------------------------------------------------------------------------------
    170,000     Westchester County IDA (JDAM)            6.250       04/01/2005          10/06/2004 c           175,141
---------------------------------------------------------------------------------------------------------------------------
     70,000     Westchester County IDA (JDAM)            6.500       04/01/2009 s        04/01/2006 b            72,944
-------------------------------------------------------------------------------------------------------------------------
  1,130,000     Westchester County IDA (JDAM)            6.750       04/01/2016 s        04/01/2006 b         1,187,246
-------------------------------------------------------------------------------------------------------------------------
  2,330,000     Westchester County IDA
                (Rippowam-Cisqua School)                 5.750       06/01/2029          06/01/2009 b         2,384,895
-------------------------------------------------------------------------------------------------------------------------
  3,980,000     Westchester County IDA
                (Schnurmacher Center)                    6.000       11/01/2011            08/22/2008         3,985,015
-------------------------------------------------------------------------------------------------------------------------
     35,000     Westchester County IDA
                (Westchester Airport Association)        5.850       08/01/2014          02/01/2004 b            35,875
-------------------------------------------------------------------------------------------------------------------------
    330,000     Westchester County IDA
                (Westchester Airport)                    5.950       08/01/2024 s        02/01/2004 b           334,604
-------------------------------------------------------------------------------------------------------------------------
    100,000     Westchester County IDA
                (Westchester Resco Company)              5.500       07/01/2009          07/01/2008 b           106,145
-------------------------------------------------------------------------------------------------------------------------
 18,000,000     Westchester County Tobacco Asset
                Securitization Corp. t                   0.000 v     07/15/2039 s        07/15/2018 b        13,313,700
-------------------------------------------------------------------------------------------------------------------------
 37,110,000     Westchester County Tobacco Asset
                Securitization Corp.                     6.750       07/15/2029 s        07/15/2010 b        38,347,990
-------------------------------------------------------------------------------------------------------------------------
     10,000     Western Nassau County Water Authority    5.500       05/01/2016          05/01/2006 b            10,882
-------------------------------------------------------------------------------------------------------------------------
    345,000     Western Nassau County Water Authority    5.650       05/01/2026          05/01/2006 b           376,378
-------------------------------------------------------------------------------------------------------------------------
    260,000     Yonkers IDA (Community Devel.
                Properties)                              6.250       02/01/2016          02/01/2011 b           279,414
-------------------------------------------------------------------------------------------------------------------------
  3,140,000     Yonkers IDA (Community Devel.
                Properties)                              6.625       02/01/2026 s        02/01/2011 b         3,353,269
-------------------------------------------------------------------------------------------------------------------------
    935,000     Yonkers IDA (Hudson Scenic Studio)       5.875       11/01/2007          05/28/2006 c           942,508
-------------------------------------------------------------------------------------------------------------------------
    240,000     Yonkers IDA (Michael
                Malotz Skilled Nursing Pavilion)         5.450       02/01/2029          02/01/2009 b           251,794

                   44 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                              EFFECTIVE
   PRINCIPAL                                                                                  MATURITY*        MARKET VALUE
      AMOUNT                                                COUPON         MATURITY         (UNAUDITED)          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
   NEW YORK Continued
$    145,000      Yonkers IDA (Philipsburgh Hall
                  Associates)                                6.750%      11/01/2008          12/29/2006 c    $      144,511
-----------------------------------------------------------------------------------------------------------------------------
   2,750,000      Yonkers IDA (St. John's Riverside
                  Hospital)                                  6.800       07/01/2016          02/18/2010 g         2,753,520
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000      Yonkers IDA
                 (St. Joseph's Hospital), Series 98-B        5.900       03/01/2008          03/01/2006 c           961,920
                                                                                                             ----------------
                                                                                                              2,924,397,286
-----------------------------------------------------------------------------------------------------------------------------
  OTHER STATES--0.6%
  22,215,000      NJ Tobacco Settlement Financing Corp.
                  (TASC)                                     5.750       06/01/2032          06/15/2011 c        20,423,582
-----------------------------------------------------------------------------------------------------------------------------
  U.S. POSSESSIONS--13.1%
   5,000,000      Guam Airport Authority, Series C           5.375       10/01/2019          10/01/2013 b         5,400,500
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000      Guam Airport Authority, Series C           5.375       10/01/2020          10/01/2013 b         6,436,200
-----------------------------------------------------------------------------------------------------------------------------
     760,000      Guam EDA (TASC)                            5.000       05/15/2022          10/25/2005 g           761,398
-----------------------------------------------------------------------------------------------------------------------------
   1,950,000      Guam EDA (TASC)                            5.400       05/15/2031          08/06/2010 c         1,862,250
-----------------------------------------------------------------------------------------------------------------------------
     215,000      Guam EDA (TASC)                            5.500       05/15/2041          10/20/2015 c           197,931
-----------------------------------------------------------------------------------------------------------------------------
   3,030,000      Guam GO, Series A                          5.900       09/01/2005          03/01/2004 b         3,033,848
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000      Guam GO, Series A                          6.000       09/01/2006          03/01/2004 b         1,000,010
-----------------------------------------------------------------------------------------------------------------------------
     580,000      Guam Power Authority, Series A             5.250       10/01/2013          10/01/2005 b           580,766
-----------------------------------------------------------------------------------------------------------------------------
     555,000      Guam Power Authority, Series A             5.250       10/01/2023          04/01/2004 b           567,365
-----------------------------------------------------------------------------------------------------------------------------
      85,000      Northern Mariana Islands, Series A         6.000       06/01/2014 s        06/01/2010 b            93,349
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000      Northern Mariana Islands, Series A         6.000       06/01/2020 s        06/01/2010 b         3,204,330
-----------------------------------------------------------------------------------------------------------------------------
     375,000      Puerto Rico Children's Trust Fund (TASC)   4.100       05/15/2013          05/15/2013             341,171
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000      Puerto Rico Children's Trust Fund (TASC)   5.000       05/15/2008          05/15/2008           2,579,725
-----------------------------------------------------------------------------------------------------------------------------
 159,965,000      Puerto Rico Children's Trust Fund (TASC)   5.375       05/15/2033          01/27/2012 c       154,193,463
-----------------------------------------------------------------------------------------------------------------------------
      25,000      Puerto Rico Children's Trust Fund (TASC)   5.750       07/01/2020          01/30/2008 g            27,997
-----------------------------------------------------------------------------------------------------------------------------
     740,000      Puerto Rico Children's Trust Fund (TASC)   6.000       07/01/2026 s        07/01/2010 a           880,563
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000      Puerto Rico Commonwealth GO                5.000       07/01/2018          07/01/2008 b         5,407,250
-----------------------------------------------------------------------------------------------------------------------------
     486,915      Puerto Rico Dept. of Corrections
                  Furniture Lease i,u                        7.000       04/25/2004          04/25/2004             486,453
-----------------------------------------------------------------------------------------------------------------------------
      10,000      Puerto Rico Electric Power Authority,
                  Series EE                                  5.250       07/01/2014          07/01/2008 b            11,181
-----------------------------------------------------------------------------------------------------------------------------
      50,000      Puerto Rico Electric Power Authority,
                  Series T                                   5.500       07/01/2020 s        07/01/2004 b            51,118
-----------------------------------------------------------------------------------------------------------------------------
      25,000      Puerto Rico Electric Power Authority,
                  Series T                                   6.000       07/01/2016 s        07/01/2004 b            26,119
-----------------------------------------------------------------------------------------------------------------------------
      30,000      Puerto Rico Electric Power Authority,
                  Series T                                   6.000       07/01/2016 s        07/01/2004 b            31,343
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000      Puerto Rico Electric Power Authority,
                  Series U                                   6.000       07/01/2014 s        07/01/2004 b         2,081,380
-----------------------------------------------------------------------------------------------------------------------------
      75,000      Puerto Rico Electric Power Authority,
                  Series X                                   5.500       07/01/2025 s        07/01/2005 b            77,741
-----------------------------------------------------------------------------------------------------------------------------
   1,890,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.250       07/01/2021 s        07/01/2005 b         1,964,939
-----------------------------------------------------------------------------------------------------------------------------
      35,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.250       07/01/2021          07/01/2005 b            36,556
-----------------------------------------------------------------------------------------------------------------------------
   1,425,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.500       07/01/2010          07/01/2005 b         1,530,878

                   45 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    50,000     Puerto Rico Electric Power Authority,
                Series Z                                 5.500%      07/01/2014          07/01/2005 b          $ 53,382
---------------------------------------------------------------------------------------------------------------------------
     90,000     Puerto Rico Electric Power Authority,
                Series Z                                 5.500       07/01/2016 s        07/01/2005 b            96,005
---------------------------------------------------------------------------------------------------------------------------
    100,000     Puerto Rico GO                           5.000       07/01/2019          07/01/2008 b           102,487
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Puerto Rico GO                           5.250       07/01/2027 s        07/01/2011 b         5,380,400
---------------------------------------------------------------------------------------------------------------------------
    135,000     Puerto Rico GO                           5.375       07/01/2022 s        07/01/2005 b           145,226
---------------------------------------------------------------------------------------------------------------------------
     30,000     Puerto Rico GO                           5.375       07/01/2025          07/01/2007 b            33,476
---------------------------------------------------------------------------------------------------------------------------
  4,130,000     Puerto Rico GO                           5.375       07/01/2028          07/01/2011 b         4,314,570
---------------------------------------------------------------------------------------------------------------------------
     55,000     Puerto Rico HBFA                         5.850       10/01/2009          04/01/2007 b            57,490
---------------------------------------------------------------------------------------------------------------------------
    470,000     Puerto Rico HBFA                         6.100       10/01/2015          04/01/2007 b           488,208
---------------------------------------------------------------------------------------------------------------------------
    560,000     Puerto Rico HBFA                         6.250       04/01/2029 s        04/01/2007 b           580,709
---------------------------------------------------------------------------------------------------------------------------
     90,000     Puerto Rico HFC                          5.100       12/01/2018          12/01/2010 b            93,758
---------------------------------------------------------------------------------------------------------------------------
     60,000     Puerto Rico HFC                          7.250       10/01/2004          04/01/2004 b            60,235
---------------------------------------------------------------------------------------------------------------------------
     95,000     Puerto Rico HFC                          7.300       04/01/2006          04/01/2004 b            95,314
---------------------------------------------------------------------------------------------------------------------------
     70,000     Puerto Rico HFC                          7.300       10/01/2006          04/01/2004 b            70,227
---------------------------------------------------------------------------------------------------------------------------
     30,000     Puerto Rico HFC                          7.400       04/01/2007          04/01/2004 b            30,093
---------------------------------------------------------------------------------------------------------------------------
  2,455,000     Puerto Rico HFC                          7.500       10/01/2015 s        04/01/2004 b         2,459,223
---------------------------------------------------------------------------------------------------------------------------
  5,045,000     Puerto Rico HFC                          7.500       04/01/2022 s        04/01/2004 b         5,253,106
---------------------------------------------------------------------------------------------------------------------------
  7,000,000     Puerto Rico Highway &
                Transportation Authority, Series E       5.750       07/01/2024          07/01/2012 b         7,666,750
---------------------------------------------------------------------------------------------------------------------------
     40,000     Puerto Rico Highway &
                Transportation Authority, Series X
                Transportation Authority                 5.000       07/01/2022          07/01/2005 b           201,162
---------------------------------------------------------------------------------------------------------------------------
    100,000     Puerto Rico Highway &
                Transportation Authority, Series Y       5.500       07/01/2018          07/01/2006 b           107,956
---------------------------------------------------------------------------------------------------------------------------
    245,000     Puerto Rico IMEPCF
                (American Home Products)                 5.100       12/01/2018          12/01/2008 b           252,433
---------------------------------------------------------------------------------------------------------------------------
  6,540,000     Puerto Rico IMEPCF (PepsiCo)             6.250       11/15/2013          05/15/2004 b         6,878,772
---------------------------------------------------------------------------------------------------------------------------
  7,175,000     Puerto Rico IMEPCF (PepsiCo)             6.250       11/15/2013          05/15/2004 b         7,381,066
---------------------------------------------------------------------------------------------------------------------------
     10,000     Puerto Rico Infrastructure               5.000       07/01/2016          01/01/2008 b            10,932
---------------------------------------------------------------------------------------------------------------------------
  8,000,000     Puerto Rico Infrastructure               5.000       07/01/2021          01/01/2008 b         8,567,520
---------------------------------------------------------------------------------------------------------------------------
  1,670,000     Puerto Rico Infrastructure               7.500       07/01/2009 s        07/01/2004 b         1,713,838
---------------------------------------------------------------------------------------------------------------------------
     55,000     Puerto Rico ITEMECF
                (Ana G. Mendez University)               5.375       02/01/2019          02/01/2009 b            56,879
---------------------------------------------------------------------------------------------------------------------------
 16,425,000     Puerto Rico ITEMECF
                (Congeneration Facilities)               6.625       06/01/2026 s        06/01/2010 b        17,123,884
---------------------------------------------------------------------------------------------------------------------------
  1,500,000     Puerto Rico ITEMECF (Dr. Pila Hospital)  6.125       08/01/2025          08/01/2005 c         1,619,535
---------------------------------------------------------------------------------------------------------------------------
     75,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.125       11/15/2025          11/15/2010 b            83,176
---------------------------------------------------------------------------------------------------------------------------
    750,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.375       11/15/2015          11/15/2010 b           860,558
---------------------------------------------------------------------------------------------------------------------------
  2,000,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.500       11/15/2020          11/15/2010 b         2,282,540
---------------------------------------------------------------------------------------------------------------------------
  1,190,000     Puerto Rico ITEMECF
                (Mennonite General Hospital)             6.375       07/01/2006          07/15/2005 c         1,177,208

                   46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                          EFFECTIVE
  PRINCIPAL                                                                               MATURITY*        MARKET VALUE
     AMOUNT                                             COUPON         MATURITY         (UNAUDITED)          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
$ 1,890,000     Puerto Rico ITEMECF
                (Mennonite General Hospital)             6.500%      07/01/2012          12/15/2009 c    $    1,801,208
-------------------------------------------------------------------------------------------------------------------------
  1,045,000     Puerto Rico ITEMECF
                (Ryder Memorial Hospital)                6.400       05/01/2009          05/01/2004 b         1,068,983
-------------------------------------------------------------------------------------------------------------------------
  1,075,000     Puerto Rico Municipal Finance
                Agency RITES i                           9.831 r     08/01/2013          02/01/2009           1,416,538
-------------------------------------------------------------------------------------------------------------------------
     50,000     Puerto Rico Municipal Finance Agency,
                Series A                                 5.500       07/01/2021          07/01/2007 b            55,231
-------------------------------------------------------------------------------------------------------------------------
    140,000     Puerto Rico Port Authority, Series C     7.300       07/01/2007 s        07/01/2004 b           143,542
-------------------------------------------------------------------------------------------------------------------------
    150,000     Puerto Rico Port Authority, Series D     6.000       07/01/2021 s        07/01/2004 b           153,398
-------------------------------------------------------------------------------------------------------------------------
    465,000     Puerto Rico Port Authority, Series D     7.000       07/01/2014 s        07/01/2004 b           480,787
-------------------------------------------------------------------------------------------------------------------------
     40,000     Puerto Rico Public Building Authority,
                Series M                                 5.500       07/01/2021          07/01/2005 a            42,503
-------------------------------------------------------------------------------------------------------------------------
     65,000     Puerto Rico Public Buildings Authority   5.125       07/01/2024          07/01/2012 b            67,170
-------------------------------------------------------------------------------------------------------------------------
     15,000     Puerto Rico Public Buildings Authority,
                Series A                                 5.500       07/01/2021          07/01/2005 a            16,164
-------------------------------------------------------------------------------------------------------------------------
     35,000     Puerto Rico Public Buildings Authority,
                Series A                                 5.500       07/01/2025          07/01/2005 a            37,716
-------------------------------------------------------------------------------------------------------------------------
      5,000     Puerto Rico Public Buildings Authority,
                Series B                                 5.250       07/01/2021          07/01/2007 b             5,190
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     Puerto Rico Public Finance Corp.,
                Series A                                 5.375       08/01/2024          08/01/2011 b         5,434,800
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.500       08/01/2029          02/01/2012 b         1,056,340
-------------------------------------------------------------------------------------------------------------------------
 35,400,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.700       08/01/2025          02/01/2010 b        37,709,142
-------------------------------------------------------------------------------------------------------------------------
 64,220,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.750       08/01/2030          02/01/2007 b        68,942,739
-------------------------------------------------------------------------------------------------------------------------
    205,000     Puerto Rico Urban Renewal & Hsg. Corp.   7.875       10/01/2004 s        04/01/2004 b           210,207
-------------------------------------------------------------------------------------------------------------------------
  1,850,000     Tobacco Settlement Financing Corp.
                (TASC)                                   5.000       05/15/2021          10/04/2009           1,759,739
-------------------------------------------------------------------------------------------------------------------------
     10,000     University of Puerto Rico                5.250       06/01/2025          06/01/2007 b            10,519
-------------------------------------------------------------------------------------------------------------------------
    225,000     University of Puerto Rico                5.500       06/01/2012 s        05/01/2004 b           228,634
-------------------------------------------------------------------------------------------------------------------------
     45,000     V.I. Hsg. Finance Authority, Series A    6.500       03/01/2025 s        03/01/2005 b            46,274
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     V.I. Port Authority, Series A            5.250       09/01/2018          09/01/2010 b         1,059,750
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     V.I. Public Finance Authority, Series A  5.500       10/01/2015          10/01/2010 b        10,414,300
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     V.I. Public Finance Authority, Series A  5.625       10/01/2010          05/29/2008 c         1,088,880
-------------------------------------------------------------------------------------------------------------------------
     25,000     V.I. Public Finance Authority, Series A  5.625       10/01/2025          10/01/2010 b            25,897
-------------------------------------------------------------------------------------------------------------------------
 19,800,000     V.I. Public Finance Authority, Series A  6.125       10/01/2029 s        10/01/2010 b        22,314,798
-------------------------------------------------------------------------------------------------------------------------
  7,220,000     V.I. Public Finance Authority, Series A  6.375       10/01/2019 s        01/01/2010 b         8,033,333
-------------------------------------------------------------------------------------------------------------------------
  9,500,000     V.I. Public Finance Authority, Series A  6.500       10/01/2024 s        10/01/2010 b        10,521,725
-------------------------------------------------------------------------------------------------------------------------
    900,000     V.I. Tobacco Settlement Financing Corp.
                (TASC) t                                 0.000 v     05/15/2008          05/15/2008             742,643
-------------------------------------------------------------------------------------------------------------------------
  1,470,000     V.I. Water & Power Authority             5.375       07/01/2010          07/01/2008 b         1,555,451
                                                                                                         ----------------
                                                                                                            444,648,239

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,327,062,551)--99.8%                                                 3,389,469,107
-------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES--0.2                                                                         5,948,261
                                                                                                         ----------------
 NET ASSETS--100.0%                                                                                      $3,395,417,368
                                                                                                         ================

                   47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Date of prefunded call, or maturity date if escrowed to maturity.

  B. Optional call date; corresponds to the most conservative yield calculation.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  D. Date of mandatory put.

  E. Date of planned principal payment.

  G. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

I. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial
Statements.

R. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.

S. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

T. Non-income accruing security.

U. Issue is in default. See Note 1 of Notes to Financial Statements.

V. Represents the current interest rate for a variable or increasing rate security.

W. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.

Z. Represents a zero coupon bond.

                   48 | LIMITED TERM NEW YORK MUNICIPAL FUND
--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  DECEMBER 31, 2003

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Association for Children with Down Syndrome

ACLD       Adults and Children with Learning and Developmental Disabilities

ALIA       Alliance of Long Island Agencies

ASMF       Amsterdam Sludge Management Facility

BID        Business Improvement District

CAB        Capital Appreciation Bond

CCDRCA     Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP      Child Care Facilities Development Program

CFGA       Child and Family Guidance Association

CMA        Community Mainstreaming Associates

COP        Certificates of Participation

CRR        Center for Rapid Recovery

CSD        Central School District

Con Ed     Consolidated Edison Company

DA         Dormitory Authority

DIAMONDS   Direct Investment of Accrued Municipals

EDA        Economic Development Authority

EFC        Environmental Facilities Corporation

EHC        Elderly Housing Corporation

ERDA       Energy Research and Development Authority

FHA        Federal Housing Authority

FNHC       Ferncliff Nursing Home Company

FREE       Family Residences and Essential Enterprises

GO         General Obligation

GRIA       Greater Rochester International Airport

HBFA       Housing Bank and Finance Agency

HDC        Housing Development Corporation

HELP       Homeless Economic Loan Program

HFA        Housing Finance Agency

HFC        Housing Finance Corporation

HJDOI      Hospital for Joint Diseases Orthopaedic Institute

HKSB       Helen Keller Services for the Blind

IDA        Industrial Development Agency

IGHL       Independent Group Home for Living

IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities

IRS        Inverse Rate Security

ITEMECF    Industrial, Tourist, Educational, Medical and Environmental
           Community Facilities

JDAM       Julia Dyckman Andrus Memorial

KR         Kateri Residence

LEVRRS     Leveraged Reverse Rate Security

LGAC       Local Government Assistance Corporation

LGSC       Local Government Services Corporation

L.I.       Long Island

LILCO      Long Island Lighting Corporation

MMWNHC     Mary Manning Walsh Nursing Home Company

MSH        Mount Sinai Hospital

MSH/NYU    Mount Sinai Hospital/New York University

MTA        Metropolitan Transportation Authority

NIMO       Niagara Mohawk Power Corporation

NY/NJ      New York/New Jersey

NYC        New York City

NYS        New York State

NYSEG      New York State Electric and Gas

NYU        New York University

PACES      Potsdam Auxiliary and College Educational Service

RG&E       Rochester Gas and Electric

RIBS       Residual Interest Bonds

RIT        Rochester Institute of Technology

RITES      Residual Interest Tax Exempt Security

Res Rec    Resource Recovery Facility

SCHC       Senior Citizen Housing Corporation

SCSB       Schuyler Community Services Board

SONYMA     State of New York Mortgage Agency

SUNY       State University of New York

SWMA       Solid Waste Management Authority

TASC       Tobacco Settlement Asset-Backed Bonds

TFA        Transitional Finance Authority

TFABs      Tobacco Flexible Amortization Bonds

UDC        Urban Development Corporation

USTA       United States Tennis Association

WHELC      Wartburg Home of the Evangelical Lutheran Church

WORCA      Working Organization for Retarded Children and Adults

YMCA       Young Men's Christian Association

V.I.       United States Virgin Islands

                   49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  DECEMBER 31, 2003
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                         MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                            $  780,260,053          23.0%
 Hospital/Health Care                              310,800,352           9.2
 Electric Utilities                                291,298,790           8.6
 Marine/Aviation Facilities                        217,127,044           6.4
 Sales Tax Revenue                                 209,423,984           6.2
 General Obligation                                195,067,583           5.8
 Municipal Leases                                  177,145,972           5.2
 Special Assessment                                175,610,384           5.2
 Multifamily Housing                               164,105,596           4.8
 Airlines                                          163,612,448           4.8
 Higher Education                                  129,789,853           3.8
 Single Family Housing                             107,254,866           3.2
 Not-for-Profit Organization                        88,381,731           2.6
 Water Utilities                                    72,454,757           2.1
 Highways/Railways                                  70,383,086           2.1
 Resource Recovery                                  63,496,237           1.9
 Gas Utilities                                      44,436,379           1.3
 Education                                          29,003,635           0.9
 Adult Living Facilities                            28,217,375           0.8
 Manufacturing, Non-Durable Goods                   25,688,835           0.8
 Manufacturing, Durable Goods                       15,424,540           0.5
 Parking Fee Revenue                                 8,107,486           0.2
 Paper, Containers & Packaging                       7,824,252           0.2
 Pollution Control                                   6,411,613           0.2
 Sewer Utilities                                     5,846,887           0.2
 Special Tax                                         1,536,734            --
 Hotels, Restaurants & Leisure                         758,635            --
                                                ------------------------------
 Total                                          $3,389,469,107         100.0%
                                                ==============================

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  DECEMBER 31, 2003 / UNAUDITED
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATINGS                                                             PERCENT
------------------------------------------------------------------------------
 AAA                                                                    24.0%
 AA                                                                     16.4
 A                                                                      24.6
 BBB                                                                    30.5
 BB                                                                      2.2
 B                                                                       0.1
 CCC                                                                     0.4
 CC                                                                      0.0
 C                                                                       0.0
 D                                                                       0.0
 Not Rated                                                               1.8
                                                                       -------
 Total                                                                 100.0%
                                                                       =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   50 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $3,327,062,551)--see accompanying statement                          $3,389,469,107
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  1,141,012
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                             58,703,616
 Investments sold                                                                                     40,046,094
 Shares of beneficial interest sold                                                                    8,106,312
 Other                                                                                                    50,346
                                                                                                  ---------------
 Total assets                                                                                      3,497,516,487

-----------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.750% at December 31, 2003)                                    89,800,000
 Shares of beneficial interest redeemed                                                                6,149,617
 Investments purchased (including $2,791,820 purchased on a when-issued or
 forward commitment basis)                                                                             3,529,886
 Distribution and service plan fees                                                                    2,094,204
 Trustees' compensation                                                                                  231,937
 Transfer and shareholder servicing agent fees                                                           119,281
 Shareholder reports                                                                                      69,096
 Other                                                                                                   105,098
                                                                                                  ---------------
 Total liabilities                                                                                   102,099,119

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $3,395,417,368
                                                                                                  ===============

-----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                  $3,360,922,574
-----------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                     4,568,758
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                        (32,480,520)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                           62,406,556
                                                                                                  ---------------
 NET ASSETS                                                                                       $3,395,417,368
                                                                                                  ===============

                   51 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES  CONTINUED
--------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,944,384,855 and 584,921,949 shares of beneficial interest outstanding)                                 $3.32
 Maximum offering price per share (net asset value plus sales charge of 3.50% of
 offering price)                                                                                           $3.44
-----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $444,537,274
 and 133,889,898 shares of beneficial interest outstanding)                                                $3.32
-----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,006,103,246 and 303,610,085 shares of beneficial interest outstanding)                                 $3.31
-----------------------------------------------------------------------------------------------------------------
 Class X Shares:
 Net asset value and redemption price per share (based on net assets of $391,993
 and 117,761 shares of beneficial interest outstanding)                                                    $3.33

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   52 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
 Interest                                                                                    $  173,915,766

------------------------------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------------------------------
 Management fees                                                                                 13,256,882
------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                          4,693,628
 Class B                                                                                          4,293,949
 Class C                                                                                          9,770,143
 Class X                                                                                             18,771
------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                            656,182
 Class B                                                                                            286,764
 Class C                                                                                            430,752
 Class X                                                                                              2,670
------------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                            993,895
------------------------------------------------------------------------------------------------------------
 Interest expense                                                                                   891,535
------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                        215,091
------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                             164,823
------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                159,924
------------------------------------------------------------------------------------------------------------
 Other                                                                                              107,826
                                                                                             ---------------
 Total expenses                                                                                  35,942,835
 Less reduction to custodian expenses                                                               (18,384)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                     (1,285)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                        (63)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                       (170)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class X                        (27)
                                                                                             ---------------
 Net expenses                                                                                    35,922,906

------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                          137,992,860

------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                                (3,202,984)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                             7,061,558

------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $141,851,434
                                                                                             ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   53 | LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31,                                                2003                  2002
-----------------------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------------------
 Net investment income                                        $  137,992,860         $  101,193,411
-----------------------------------------------------------------------------------------------------
 Net realized loss                                                (3,202,984)            (2,778,018)
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                             7,061,558             40,533,262
                                                              ---------------------------------------
 Net increase in net assets resulting from operations            141,851,434            138,948,655

-----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                         (83,295,410)           (71,242,725)
 Class B                                                         (15,496,250)           (10,501,117)
 Class C                                                         (35,571,960)           (22,784,301)
 Class X                                                            (175,786)              (731,746)

-----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                          72,734,760            722,304,877
 Class B                                                          59,240,647            226,278,537
 Class C                                                         109,135,439            624,270,800
 Class X                                                         (12,341,666)           (12,906,454)

-----------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------
 Total increase                                                  236,081,208          1,593,636,526
-----------------------------------------------------------------------------------------------------
 Beginning of period                                           3,159,336,160          1,565,699,634
                                                              ---------------------------------------
 End of period [including accumulated net investment
 income of $4,568,758 and $1,115,304, respectively]           $3,395,417,368         $3,159,336,160
                                                              =======================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   54 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED DECEMBER 31,                          2003        2002        2001       2000         1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 3.31      $ 3.27      $ 3.27     $ 3.19       $ 3.37
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .14         .15         .16        .16          .15
 Net realized and unrealized gain (loss)                   .01         .05          --        .07         (.18)
                                                    ----------------------------------------------------------------
 Total from investment operations                          .15         .20         .16        .23         (.03)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.14)       (.16)       (.16)      (.15)        (.15)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.32       $3.31       $3.27      $3.27        $3.19
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                       4.80%       6.33%       4.85%      7.47%       (0.87)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,944,385  $1,868,271  $1,124,846   $927,079   $1,025,714
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,894,331  $1,472,317  $  996,671   $945,492   $1,060,745
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    4.51%       4.65%       4.95%      4.88%        4.64%
 Total expenses                                           0.76%       0.74%       0.78%      0.85%        0.81%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                        N/A 3,4     N/A 3,5    0.74% 3,6  0.78% 3,6    0.77% 3,6
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%         19%         23%        37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   55 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $3.31         $3.27         $3.27         $3.19         $3.37
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .12           .13           .13           .13           .13
 Net realized and unrealized gain (loss)                 .01           .05            --           .08          (.18)
                                                      -----------------------------------------------------------------
 Total from investment operations                        .13           .18           .13           .21          (.05)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.12)         (.14)         (.13)         (.13)         (.13)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $3.32         $3.31         $3.27         $3.27         $3.19
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     3.99%         5.53%         4.06%         6.65%        (1.64)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $444,537      $383,690      $153,471       $92,786       $88,758
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $429,564      $261,858      $113,976       $86,107       $78,263
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  3.72%         3.85%         4.17%         4.09%         3.84%
 Total expenses                                         1.55%         1.51%         1.54%         1.63%         1.59%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                      N/A 3,4       N/A 3,5      1.50% 3,6     1.56% 3,6     1.55% 3,6
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  28%           19%           23%           37%           37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   56 | LIMITED TERM NEW YORK MUNICIPAL FUND
 CLASS C   YEAR ENDED DECEMBER 31,                2003           2002          2001        2000         1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.30         $ 3.26        $ 3.26      $ 3.18       $ 3.36
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .12            .13           .13         .13          .13
 Net realized and unrealized gain (loss)           .01            .05            --         .08         (.18)
                                                ------------------------------------------------------------------
 Total from investment operations                  .13            .18           .13         .21         (.05)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.12)          (.14)         (.13)       (.13)        (.13)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.31          $3.30         $3.26       $3.26        $3.18
                                                ==================================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               4.02%          5.54%         4.06%       6.67%       (1.63)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $1,006,103       $894,469      $261,857    $101,858     $119,329
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $  977,323       $574,124      $150,504    $105,452     $116,249
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.74%          3.82%         4.13%       4.11%        3.86%
 Total expenses                                   1.52%          1.51%         1.53%       1.62%        1.57%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4        N/A 3,5      1.49% 3,6   1.55% 3,6    1.53% 3,6
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%            19%           23%         37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   57 | LIMITED TERM NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS X      YEAR ENDED DECEMBER 31,              2003         2002        2001         2000         1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.34       $ 3.28      $ 3.28       $ 3.20       $ 3.38
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .31          .15         .15          .14          .13
 Net realized and unrealized gain (loss)          (.15)         .04        (.01)         .08         (.18)
                                                ---------------------------------------------------------------
 Total from investment operations                  .16          .19         .14          .22         (.05)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.17)        (.13)       (.14)        (.14)        (.13)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.33        $3.34       $3.28        $3.28        $3.20
                                                ===============================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               5.08%        5.77%       4.30%        6.88%       (1.39)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $  392      $12,906     $25,526      $32,651      $39,496
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $2,488      $18,112     $29,642      $34,684      $44,237
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.96%        3.74%       4.46%        4.34%        4.11%
 Total expenses                                   1.34%        1.30%       1.31%        1.39%        1.34%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4      N/A 3,5    1.27% 3,6    1.32% 3,6    1.30% 3,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%          19%         23%          37%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
Returns do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   58 | LIMITED TERM NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Limited Term New York Municipal Fund (the Fund) is a separate series of
 Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The
 Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and

                   59 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
    These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31,
 2003, the Fund had entered into when issued purchase commitments or forward commitments of $2,791,820.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 5% of its total assets in inverse floaters.
 Inverse floaters amount to $28,990,158 as of December 31, 2003. Including the effect of leverage, inverse floaters represent 0.87% of the Fund's total assets as of December 31, 2003.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $1,079,577, representing 0.03% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State.
 Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                   60 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED           OTHER INVESTMENTS
NET INVESTMENT        LONG-TERM                 LOSS          FOR FEDERAL INCOME
INCOME                     GAIN     CARRYFORWARD 1,2                TAX PURPOSES
--------------------------------------------------------------------------------
$4,960,951                  $--          $32,480,522                 $62,406,556

1. As of December 31, 2003, the Fund had $32,480,522 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforward(s) were as follows:

                              EXPIRING
                              ----------------------
                              2004       $   244,677
                              2006           484,870
                              2007        15,555,960
                              2008         7,670,334
                              2009         2,543,678
                              2010         2,629,825
                              2011         3,351,178
                                         -----------
                              Total      $32,480,522
                                         -----------

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the
 Fund did not utilize any capital loss carryforwards. During the fiscal year ended December 31, 2003, $2,250,684 of unused capital loss carryforwards expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO
                                     ACCUMULATED NET
 REDUCTION TO                       REALIZED LOSS ON
 PAID-IN CAPITAL                         INVESTMENTS
-----------------------------------------------------
 $2,250,684                               $2,250,684

 The tax character of distributions paid during the years ended December 31,
 2003 and December 31, 2002 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2003   DECEMBER 31, 2002
      ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends        $134,539,406        $105,259,889

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                   61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

                 Federal tax cost of securities         $3,327,062,551
                                                        ===============

                 Gross unrealized appreciation          $   78,973,419
                 Gross unrealized depreciation             (16,566,863)
                                                        ---------------
                 Net unrealized appreciation            $   62,406,556
                                                        ===============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 December 31, 2003, the Fund's projected benefit obligations were increased by
 $70,706 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $211,584 as of December 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other
 Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   62 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        YEAR ENDED DECEMBER 31, 2003   YEAR ENDED DECEMBER 31, 2002
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------
 CLASS A
 Sold                      185,921,557   $ 609,285,843     291,519,858   $ 958,293,867
 Dividends and/or
 distributions reinvested   17,241,051      56,457,329      14,161,468      46,538,461
 Redeemed                 (181,874,534)   (593,008,412)    (85,934,132)   (282,527,451)
                          ------------------------------------------------------------
 Net increase               21,288,074   $  72,734,760     219,747,194   $ 722,304,877
                          ============================================================

-------------------------------------------------------------------------------------
 CLASS B
 Sold                       41,613,688$    136,156,391      75,324,857   $ 247,324,876
 Dividends and/or
 distributions reinvested    3,308,044      10,825,717       2,218,844       7,282,494
 Redeemed                  (26,921,732)    (87,741,461)     (8,624,172)    (28,328,833)
                          ------------------------------------------------------------
 Net increase               18,000,000   $  59,240,647      68,919,529   $ 226,278,537
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS C
 Sold                      111,157,316   $ 363,373,918     209,666,907   $ 687,569,238
 Dividends and/or
 distributions reinvested    7,876,817      25,718,393       5,095,024      16,699,520
 Redeemed                  (86,073,213)   (279,956,872)    (24,386,390)    (79,997,958)
                          ------------------------------------------------------------
 Net increase               32,960,920   $ 109,135,439     190,375,541   $624,270,800
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS X
 Sold                               --   $          --              --   $          --
 Dividends and/or
 distributions reinvested       31,891         105,156         136,933         450,397
 Redeemed                   (3,774,736)    (12,446,822)     (4,060,493)    (13,356,851)
                          ------------------------------------------------------------
 Net decrease               (3,742,845)  $(12,341,666)     (3,923,560)  $  (12,906,454)
                          ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were
 $1,282,714,194 and $940,499,270, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets,
 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.

                   63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended, the Fund paid
 $993,895 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $1,291,628 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
 acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the
 Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS X SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 X shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
 Class B shares and on Class C shares and 0.50% per year on Class X shares. The
 Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class X plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the
 Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
 Distributor's aggregate uncompensated expenses under the plan at December 31,
 2003 for Class B and Class C shares was $7,068,378 and $15,825,106, respectively. Fees incurred by the Fund under the plans are detailed in the
 Statement of Operations.

                   64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
 Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS X
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 December 31, 2003   $801,242        $180,171        $996,625        $521,743             $--

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
 December 31, 2003 was $34,122,777, which represents 1% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other
 Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November
 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $89,800,000 at December 31, 2003 at an interest rate of 1.75%. For the year ended December 31, 2003, the average monthly loan balance was $49,028,792 at an average daily interest rate of
 1.784%. The Fund had gross borrowings and gross loan repayments of $806,700,000 and $726,000,000, respectively, during the year ended December 31, 2003. The maximum amount of borrowings outstanding at any month-end was $110,400,000. The
 Fund paid commitment fees of $16,259 and interest of $871,399 during the year ended December 31, 2003.

                                     A-8
                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1

                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-12
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.

      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.

         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the

            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

      Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $1,000,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.

      Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.

      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer

                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative servicesC-2
      .

Limited Term New York Municipal Fund

Internet Website
     www.oppenheimerfunds.com
     ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP(225.5677)

Custodian Bank

     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel

     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0355.001.0204

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                      1
                          ROCHESTER PORTFOLIO SERIES
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   (i)   Amended and  Restated  Agreement  and  Declaration  of Trust dated
      1/26/95:  Previously filed with  Registrant's  Post Effective  Amendment
      No. 7 filed 1/11/96 and incorporated by reference.

(ii)  Amendment  dated  11/1/95 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post Effective  Amendment No. 7 filed 1/11/96,  and incorporated  herein by reference.

(iii) Amendment  dated  6/17/97 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post  Effective  Amendment  No. 16 filed  4/29/02  and  incorporated  by reference.

(iv)  Amendment  dated  6/10/98 to the  Amended  and  Restated  Agreement  and
      Declaration of Trust dated 1/26/95:  Previously filed with  Registrant's
      Post  Effective  Amendment  No. 16 filed  4/29/02  and  incorporated  by reference.

(v)   Amendment No. 4 dated 6/10/02 to the Amended and Restated  Agreement and
      Declaration of Trust dated 1/26/95:  Previously filed with  registrant's
      Post Effective  Amendment No. 17 filed 2/25/03,  and incorporated herein by reference.

(b)   (i)    By-laws:  Previously filed with Registrant's initial Registration
      Statement filed 7/1/91 - incorporated by reference.

      (ii)  Amendment No. 1 to By-laws dated  7/22/98.  Previously  filed with
      Registrant's   Post  Effective   Amendment  No.  14  filed  4/26/00  and
      incorporated by reference.

(c)   (i)   Class  A  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's   Post  Effective   Amendment  No.  16  filed  4/29/02  and
      incorporated by reference.

      (ii)  Class  B  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's   Post  Effective   Amendment  No.  16  filed  4/29/02  and
      incorporated by reference.

      (iii) Class  C  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's   Post  Effective   Amendment  No.  16  filed  4/29/02  and
      incorporated by reference.

      (iv)  Class  X  Specimen  Share   Certificate:   Previously  filed  with
      Registrant's   Post  Effective   Amendment  No.  16  filed  4/29/02  and
      incorporated by reference.

(d)   Investment Advisory Agreement dated 1/4/96 with OppenheimerFunds,  Inc.:
      Previously filed with Registrant's Post Effective  Amendment No. 7 filed
      1/11/96- incorporated by reference.

(e)   (i)   General  Distributor's  Agreement  dated  1/4/96 with  Oppenheimer
      Funds  Distributor,   Inc.:  Previously  filed  with  Registrant's  Post
      Effective Amendment No. 7 filed 1/11/96, and incorporated  by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Form of Deferred Compensation Plan for Disinterested
      Trustees/Directors: Previously filed with Post-Effective Amendment No.
      43 to the Registration Statement of Oppenheimer Quest For Value Funds
      (Reg. No. 33-15489), 12/21/98, and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, between
      Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
      Amendment No. 1 to the Registration Statement of Oppenheimer
      International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
      incorporated herein by reference.

      (ii)  Amended and Restated Foreign Custody Manager Agreement dated May
      31, 2001, as amended July 15, 2003, between Registrant and Citibank,
      N.A: Previously filed with the Pre-Effective Amendment No. 1 to the
      Registration Statement of Oppenheimer International Large-Cap Core
      Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 2/24/97:  Incorporated by reference to the Registrant's Rule 24f-2 Notice filed 2/27/97.

 (j)  Independent  Auditor's  Consent  for KPMG LLP,  the  Fund's  Independent
      Auditors: Filed herewith.

(k)   Not applicable.

(l)   (i)   Form  of  Investment   Letter   regarding   Class  B  shares  from
      OppenheimerFunds,   Inc.:   Previously  filed  with   Registrant's  Post
      Effective  Amendment No. 9, filed 2/28/97,  and  incorporated  herein by reference.

      (ii)   Form  of  Investment   Letter   regarding  Class  C  shares  from
      OppenheimerFunds,   Inc.:   Previously  filed  with   Registrant's  Post
      Effective  Amendment No. 9, filed 2/28/97,  and  incorporated  herein by reference.

(m)   (i)   Amended and Restated  Service Plan and Agreement with  Oppenheimer
      Funds  Distributor,  Inc.  dated 6/14/02 for Class A Shares:  Previously filed with registrant's  Post Effective  Amendment No. 17 filed 2/25/03, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for  Class  B  Shares  dated  as  of  2/3/98:   Previously   filed  with
      Registrant's  Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for  Class  C  Shares  dated  as  of  2/3/98:   Previously   filed  with
      Registrant's  Post-Effective Amendment No. 11, 4/21/98, and incorporated herein by reference.

      (v)   Amended and Restated  Distribution  and Service Plan and Agreement
      for Class X Shares  dated  2/3/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 11, 4/21/98,  and  incorporated  herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
      10/22/03: Previously filed with Post-Effective Amendment No. 11 to the
      Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg.
      No. 333-82579), 11/17/03, and incorporated herein by reference.

(o)   (i) Powers of Attorney: Previously filed with Post-Effective Amendment
      No. 15 to the Registration Statement of Oppenheimer Convertible
      Securities Fund (Reg. No. 33-3076), 1/11/96, and incorporated herein by reference.

      (ii) Power of Attorney (including Certified Board resolution) for
      Robert G. Galli: Previously filed with Post-Effective Amendment No. 43 to the Registration Statement of Oppenheimer Quest For Value Funds
      (Reg. No. 33-15489), 12/21/98, and incorporated herein by reference.

      (iii) Power of Attorney for Brian W. Wixted: Previously filed with
      Post-Effective Amendment No. 20 to the Registration Statement of
      Oppenheimer Convertible Securities Fund (Reg. No. 33-3076), 4/28/99,
      and incorporated herein by reference.

      (iv) Power of Attorney for Brian Wruble and John V. Murphy: Previously
      filed with Post Effective Amendment No. 49 to the Registration
      Statement of Oppenheimer Quest Value Fund, Inc., (Reg. No. 2-65223),
      2/26/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
      15, 2002 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with Post-Effective Amendment No. 29 to the
      Registration Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/21/02, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Registrant's Amended and Restated Agreement and Declaration of Trust (the
"Declaration of Trust"), which is referenced herein, (see Item 23(a)), contains certain provisions relating to the indemnification of Registrant's officers and trustees.  Section 6.4 of Registrant's Declaration of Trust provides that Registrant shall indemnify (from the assets of the Fund or
Funds in question) each of its trustees and officers (including persons who served at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to, amounts paid for satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or  administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, director or trustee, except with respect to any matter as to which it has been determined in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct described in (i) and (ii) being referred to hereafter as
"Disabling Conduct".

      Section 6.4 provides that a  determination  that the Covered Conduct may be made by (i) a final  decision on the merits by a court or other body before whom the  proceeding  was brought  that the person to be  indemnified  was not liable by reason of Disabling Conduct,  (ii) dismissal of a court action or an administrative  proceeding  against  a Covered  Person  for  insufficiency  of evidence of  Disabling  Conduct,  or (iii) a reasonable  determination,  based upon a review of the  facts,  that the  indemnity  was not liable by reason of
Disabling  Conduct by (a) a vote of a majority of a quorum of trustees who are neither  "interested  persons" of Registrant as defined in Section 2(a)(19) of the  1940 Act nor  parties  to the  proceeding,  or (b) an  independent  legal counsel in a written opinion.

      In addition, Section 6.4 provides that expenses,  including accountants'
and  counsel  fees so  incurred  by any such  Covered  Person  (but  excluding amounts  paid in  satisfaction  of  judgments,  in  compromise  or as fines or penalties),  may be paid from time to time in advance of the final disposition of any such  action,  suit or  proceeding,  provided  that the Covered  Person shall  have  undertaken  to repay  the  amounts  so paid to the  Sub-trust  in question if it is ultimately  determined that indemnification of such expenses is not  authorized  under  Article 6 and (i) the  Covered  Person  shall  have provided  security  for such  undertaking,  (ii)  Registrant  shall be insured against losses arising by reason of any lawful  advances,  or (iii) a majority of a quorum of  disinterested  trustees who are not a party to the proceeding, by an independent  legal counsel in a written opinion,  based upon a review of readily available facts (as opposed to a full trial-type inquiry),  that there is  reason  to  believe  that  the  Covered  Person  ultimately  will be found entitled to indemnification.

      Section  6.1  of   Registrant's   Agreement  and  Declaration  of  Trust
provides,  among other things,  that nothing in the Agreement and  Declaration of Trust  shall  protect  any  trustee or officer  against  any  liability  to
Registrant  or the  shareholders  to  which  such  trustee  or  officer  would otherwise  be  subject  by reason of willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties involved in the conduct of the office of trustee or such officer.

      Insofar as  indemnification  for liability  arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of the  Registrant  pursuant  to the  foregoing  provisions,  or  otherwise,  the
Registrant  has  been  advised  that  in the  opinion  of the  Securities  and
Exchange   Commission  such   indemnification  is  against  public  policy  as
expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the  Registrant  of  expenses  incurred  or  paid  by a  trustee,  officer  or controlling  person of the Registrant in the successful defense of any action, suit or  proceeding)  is asserted  by such  director,  officer or  controlling person in connection  with the  securities  being  registered,  the Registrant will,  unless in the  opinion of its  counsel  the matter has been  settled by controlling  precedent,  submit  to a court of  appropriate  jurisdiction  the question  whether  such  indemnification  by it is  against  public  policy as expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)  OppenheimerFunds,  Inc. is the investment  adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,

                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and

                               Director of Centennial Asset Management

                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano-Auleta,     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Henry,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice President and Assistant   OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant Vice President &     Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial

                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive

                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tane T. Tyler,                 Formerly Vice President and Assistant General
Vice  President  and Associate Counsel at INVESCO Funds Group, Inc. (September
Counsel                        1991 - December 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack,                General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund

Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace

Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.
Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 24th day of February, 2004.

                              ROCHESTER PORTFOLIO SERIES
                              LIMITED TERM NEW YORK MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              -------------------------------------------
                              John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             February 24, 2004
------------------------------                           Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal

------------------------------                           Executive Officer
February 24, 2004
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief

--------------------------   Financial and               February 24, 2004
Brian W. Wixted              Accounting Officer

/s/ John Cannon*

---------------------        Trustee                     February 24, 2004
John Cannon

/s/ Paul Y. Clinton*         Trustee                     February 24, 2004

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*

------------------------     Trustee                     February 24, 2004
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     February 24, 2004

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     February 24, 2004

---------------------
Brian Wruble

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                         ROCHESTER PORTFOLIO SERIES -
                     LIMITED TERM NEW YORK MUNICIPAL FUND

                        Registration Statement No. 18

                                EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

23(j)             Independent Auditor's Consent for KPMG LLP

355_PartC-B(Feb04).doc